  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2004

                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549

                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \
                        POST-EFFECTIVE AMENDMENT NO. 42                    \x\
                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\
                               AMENDMENT NO. 46                            \x\

                               ----------------

                               JPMORGAN MUTUAL FUND
                                 INVESTMENT TRUST
                     (formerly MUTUAL FUND INVESTMENT TRUST)
              (Exact Name of Registrant as Specified in Charter)

                      522 Fifth Avenue, New York, New York 10036
                       (Address of Principal Executive Office)


                            --------------------

      Registrant's Telephone Number, Including Area Code:  1-800-348-4782

                            --------------------

                                 Copies to:

        Wayne H. Chan, Esq.                        John E. Baumgardner, Jr., Esq.
        J.P. Morgan Fund Distributors, Inc.        Sullivan & Cromwell LLP
        1211 Avenue of the Americas                125 Broad Street
        New York, New York 10036                   New York, New York 10004
    ---------------------------------------
    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

\X\  immediately upon filing pursuant      \ \ on (date) pursuant
     to paragraph (b)                          to paragraph (b)

\ \  60 days after filing pursuant to      \ \ on (date) pursuant to
        paragraph (a)(1)                       paragraph (a)(1)

\ \  75 days after filing pursuant         \ \ on (date) pursuant to
     to paragraph (a)(2)                       paragraph (a)(2) of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

JPMORGAN FUNDS

PROSPECTUS MAY 1 2004

JPMORGAN U.S. EQUITY FUNDS

CLASS A, CLASS B AND CLASS C SHARES

CAPITAL GROWTH FUND

DISCIPLINED EQUITY FUND (CLASS A)

DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP GROWTH FUND (CLASS A AND CLASS B)
MID CAP VALUE FUND
SMALL CAP EQUITY FUND (CLASS A AND CLASS B)

SMALL CAP GROWTH FUND (CLASS A)

U.S. EQUITY FUND
VALUE OPPORTUNITIES FUND (CLASS A AND CLASS B)

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Capital Growth Fund                                  1

Disciplined Equity Fund                              7

Diversified Fund                                    13

Dynamic Small Cap Fund                              20

Equity Growth Fund                                  26

Equity Income Fund                                  32

Growth and Income Fund                              38

Mid Cap Growth Fund                                 44

Mid Cap Value Fund                                  50

Small Cap Equity Fund                               56

Small Cap Growth Fund                               62

U.S. Equity Fund                                    68

Value Opportunities Fund                            74

The Funds' Management and Administration            79

How Your Account Works                              82

    Know Which Classes To Buy                       82

    About Sales Charges                             82

    Buying Fund Shares                              85

    Selling Fund Shares                             86

    Exchanging Fund Shares                          87

    Other Information Concerning The Funds          87

    Distributions and Taxes                         88

Shareholder Services                                89

Risk and Reward Elements                            90

Financial Highlights                                96

How To Reach Us                             BACK COVER

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. "Assets" means net assets, plus the amount of borrowings for investment purposes. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use-futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.


BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.


INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.

                                                           PROSPECTUS MAY 1 2004


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1994     -1.31%
1995     22.24%
1996     24.20%
1997     23.37%
1998      5.54%
1999     12.77%
2000     14.17%
2001     -4.52%
2002    -28.04%
2003     36.10%

BEST QUARTER 4th quarter, 1998              17.48%
WORST QUARTER 3rd quarter, 1998            -19.57%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                              PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                 28.30           2.56            8.27
Return After Taxes on Distributions                                 27.58           1.27            6.50
Return After Taxes on Distributions and Sale of Fund Shares         19.29           1.72            6.43
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                 30.37           2.95            8.48
--------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                 34.17           3.24            8.27
--------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                 42.71           2.01            9.40
--------------------------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                   35.41           2.18            8.24



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund since 1/1/94.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                    5.75             NONE             NONE
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                    NONE**           5.00             1.00



* The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                           CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                      0.40             0.40             0.40
DISTRIBUTION (RULE 12b-1) FEES                                       0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                             0.25             0.25             0.25
OTHER EXPENSES(1)                                                    0.56             0.56             0.56
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                      1.46             1.96             1.96
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                           (0.11)           (0.11)           (0.11)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                      1.35             1.85             1.85


(1) "Other Expenses" have been restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35%, 1.85% and 1.85%, respectively, of average their daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES* ($)                          705     1,000     1,317      2,212
-------------------------------------------------------------------------------
CLASS B SHARES** ($)                         688       905     1,247      2,147***
-------------------------------------------------------------------------------
CLASS C SHARES** ($)                         288       605     1,047      2,276



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CLASS B SHARES ($)                           188       605     1,047      2,147***
-------------------------------------------------------------------------------
CLASS C SHARES ($)                           188       605     1,047      2,276


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor's Corporation (S&P) 500 Index.


THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.


Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.


By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high perceived potential reward compared to perceived potential risk

-  possible temporary mispricings caused by apparent market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with potential for higher risk and return to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect a front-end sales load, which is assessed on Class A Shares. If the load was reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*, (1)

1998    31.98%
1999    18.02%
2000   -11.11%
2001   -12.14%
2002   -25.07%
2003    28.96%

BEST QUARTER 4th quarter, 1998      22.83%
------------------------------------------
WORST QUARTER 3rd quarter, 1998    -17.88%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. Class A was launched on 9/28/01. The Fund's performance is based on the performance of the Fund's Select Class Shares, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus, from 9/10/01 to 9/28/01 (for the table) and from 9/10/01 through 12/31/01 (for the bar chart). Returns for the period 12/31/97 to 9/10/01 reflect performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A Shares) and from 1/3/97 (commencement of operations) to 12/31/97, the institutional feeder (whose investment program was identical to that of the Class A Shares). During these periods, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than the above-referenced class and feeders.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                                PAST 1 YEAR    PAST 5 YEARS     LIFE OF FUND
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                   21.58           (3.46)            5.59
Return After Taxes on Distributions                                   21.45           (3.91)            5.09
Return After Taxes on Distributions and Sale of Fund Shares           14.16           (3.14)            4.57
------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   28.68           (0.57)            7.58
------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                     24.81           (1.08)            6.50



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    See footnote on previous page.


(1) The Fund commenced operations on 1/3/97. Performance for the indexes is from 1/31/97.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A SHARES
The expenses of Class A Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                                                              CLASS A SHARES
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                                                       5.75
------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                                                       NONE**



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A ASSETS)



                                                                                              CLASS A SHARES
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                         0.25
DISTRIBUTION (RULE 12b-1) FEES                                                                          0.25
SHAREHOLDER SERVICE FEES                                                                                0.25
OTHER EXPENSES(1)                                                                                       1.56
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                                         2.31
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                                              (1.36)
------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                                                         0.95


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.95% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                         666               1,132               1,622                2,969



*    Assumes sales charge is deducted when shares are purchased.

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

-  52% medium- and large-cap U.S. equity securities

-  35% U.S. and foreign fixed income investments

-  10% foreign equity securities

-  3% small-cap U.S. equity securities

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The adviser, JPMIM, may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.


Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).


At least 75% of the Fund's bonds must be rated investment grade by Moody's Investors Services (Moody's), S&P, Fitch Ratings (Fitch), or the equivalent by another national rating organization including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bonds.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.


The Fund may invest any portion of its assets that is not in equity or fixed income securities in high-quality money market instruments and repurchase agreements.


The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS
In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.


The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Fund Benchmark, a customized securities market index, and the Lipper Balanced Funds Index, a broad-based index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Solomon Smith Barney Broad Investment Grade Bond (35%) and Morgan Stanley Capital Investment (MSCI) Europe, Australia and Far East (EAFE) (10%) indexes.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or the contingent deferred sales load which is assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994      0.60%
1995     26.47%
1996     13.42%
1997     18.47%
1998     18.29%
1999     13.87%
2000     -4.24%
2001     -5.89%
2002    -13.22%
2003     20.90%

BEST QUARTER 4th quarter, 1998       13.39%
-------------------------------------------
WORST QUARTER 3rd quarter, 2002     -11.01%


* The performance figures in the table for the period before Class A, B and C Shares were launched on 3/24/03 and the performance in the bar chart are based on the performance of the Select Class Shares (whose investment program is identical to the investment program of, and whose expenses are the most similar to the expenses of Class A, B and C Shares). Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the expenses of Class A, B and C Shares) from 1/1/94 to 9/10/01. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the Select Class Shares.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                                    PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                        13.56            0.23             7.42
Return After Taxes on Distributions                                        13.18           (0.93)            5.78
Return After Taxes on Distributions and Sale of Fund Shares                 8.94           (0.46)            5.47
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                        14.95            1.01             8.01
-----------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                        19.01            1.34             8.01
-----------------------------------------------------------------------------------------------------------------
FUND BENCHMARK^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                        21.20            2.62             9.28
------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                        28.68           (0.57)           11.07
------------------------------------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                          19.94            2.96             8.28



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* See footnote on previous page.


^ Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                            5.75             NONE             NONE
-------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                            NONE**           5.00             1.00



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                              0.55             0.55             0.55
DISTRIBUTION (RULE 12b-1) FEES                                               0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                                     0.25             0.25             0.25
OTHER EXPENSES(1)                                                            0.65             0.65             0.65
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                              1.70             2.20             2.20
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                   (0.45)           (0.27)           (0.27)
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                              1.25             1.93             1.93



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93% and 1.93%, respectively, of their average daily net assets through 4/30/06. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/06, and total annual operating expenses thereafter.


This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                                        1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                                        695          995        1,363        2,395
-----------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                                       696          935        1,329        2,364***
-----------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                                       296          635        1,129        2,490



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                                        1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                                         196          635        1,129        2,364***
-----------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                                         196          635        1,129        2,490


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

- There is no assurance that the Fund will meet its investment objective.

- The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, utilizes a combination of disciplined portfolio construction and bottom-up stock selection. Disciplined portfolio construction includes maintaining sector weights in the Fund that are closely aligned with the sector weights of the benchmark index, the S&P SmallCap 600/BARRA Growth Index. Bottom-up stock selection includes three key elements of analysis: fundamentals, valuation and investment timeliness. In the analysis of fundamentals, the adviser focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and relatively high rate of return on invested capital. The adviser seeks companies with sustainable revenue growth, margin expansion and earnings growth. In valuation analysis, the adviser focuses on several valuation metrics, including price-to-earnings versus expected earnings-per-share growth rate and enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA). In timeliness analysis, the adviser utilizes technical indicators, such as relative price strength and trading volume characteristics, to control for risk and determine an appropriate time to buy.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a broad-based securities market index, and the Lipper Small-Cap Growth Funds Index, a broad-based index.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1998     13.46%
1999     30.13%
2000     11.42%
2001    -14.33%
2002    -22.77%
2003     38.47%

BEST QUARTER 4th quarter, 1999       24.00%
-------------------------------------------
WORST QUARTER 1st quarter, 2001     -20.82%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                                   PAST 1 YEAR     PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                   30.51            4.59            10.17
Return After Taxes on Distributions                                   30.51            3.79             9.54
Return After Taxes on Distributions and Sale of Fund Shares           19.83            3.68             8.73
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                   32.66            4.83            10.43
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                   36.64            5.14            10.42
--------------------------------------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   37.32            6.67             7.35
--------------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                     44.74            6.16             6.70



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* The performance for the period before Class C was launched on 1/7/98 is based on the performance for Class B Shares of the Fund.


(1) The Fund commenced operations on 5/19/97. Performance for the indexes is from 5/31/97.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                             CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                      5.75              NONE             NONE
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                      NONE**            5.00             1.00



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                         CLASS A SHARES        CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                    0.65                  0.65             0.65
DISTRIBUTION (RULE 12b-1) FEES                                     0.25                  0.75             0.75
SHAREHOLDER SERVICE FEES                                           0.25                  0.25             0.25
OTHER EXPENSES(1)                                                  0.71                  0.70             0.70
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                    1.86                  2.35             2.35
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                         (0.36)                (0.23)           (0.23)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                    1.50                  2.12             2.12


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50%, 2.12% and 2.12%, respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                          1 YEAR             3 YEARS             5 YEARS             10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                          719               1,093               1,491                2,602
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                         715               1,011               1,435                2,547***
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                         315                 711               1,235                2,669



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                          1 YEAR             3 YEARS             5 YEARS             10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                           215                 711               1,235                2,547***
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                           215                 711               1,235                2,669


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVES
The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that is greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

-  market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*, (1)

1994     -0.90%
1995     25.78%
1996     20.52%
1997     37.20%
1998     41.19%
1999     31.54%
2000    -23.85%
2001    -19.06%
2002    -28.24%
2003     20.51%

BEST QUARTER 4th quarter, 1998             27.32%
-------------------------------------------------
WORST QUARTER 2nd quarter, 2002           -19.27%

* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 8/13/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                                 PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    13.56           (7.95)            6.76
Return After Taxes on Distributions                                    13.56           (8.94)            6.10
Return After Taxes on Distributions and Sale of Fund Shares             8.81           (6.63)            5.92
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    14.57           (7.52)            7.17
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    18.59           (7.25)            7.17
-------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R)GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    29.75           (5.11)            9.21
-------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      26.97           (5.53)            7.77



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    See footnote on previous page.

^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)



                                                              CLASS A SHARES  CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF THE OFFERING PRICE*                               5.75            NONE             NONE
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                       NONE**          5.00             1.00



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                              CLASS A SHARES  CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.50            0.50             0.50
DISTRIBUTION (RULE 12b-1) FEES                                          0.25            0.75             0.75
SHAREHOLDER SERVICE FEES                                                0.25            0.25             0.25
OTHER EXPENSES(1)                                                       1.09            1.09             1.09
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         2.09            2.59             2.59
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.84)          (0.61)           (0.61)
-------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.25            1.98             1.98


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.98% and 1.98% respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                          1 YEAR             3 YEARS             5 YEARS             10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                          695               1,116               1,561                2,794
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                         701               1,048               1,521                2,757***
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                         301                 748               1,321                2,879



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                          1 YEAR             3 YEARS             5 YEARS             10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                           201                 748               1,321                2,757***
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                           201                 748               1,321                2,879


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks capital appreciation by targeting companies with relative earnings stability. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The adviser seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth and income potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, a broad-based securities market index, and the Lipper Equity Income Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994      -3.37%
1995      33.72%
1996      17.87%
1997      31.05%
1998      26.12%
1999      12.70%
2000      -4.09%
2001     -12.76%
2002     -21.34%
2003      23.38%

BEST QUARTER 4th quarter, 1998           18.81%
-----------------------------------------------
WORST QUARTER 3rd quarter, 2002         -19.30%

* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 8/24/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                                 PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    16.28           (2.91)            8.06
Return After Taxes on Distributions                                    15.85           (4.44)            7.18
Return After Taxes on Distributions and Sale of Fund Shares            11.05           (2.78)            6.93
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    17.70           (2.31)            8.55
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    21.72           (2.05)            8.55
-------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    30.03            3.56            11.87
-------------------------------------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      25.84            2.22             9.19



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    See footnote on previous page.

^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                              CLASS A SHARES     CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                       5.75               NONE             NONE
----------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                       NONE**             5.00             1.00



* The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                         CLASS A SHARES    CLASS B SHARES     CLASS C SHARES
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                    0.40              0.40               0.40
DISTRIBUTION (RULE 12b-1) FEES                                     0.25              0.75               0.75
SHAREHOLDER SERVICE FEES                                           0.25              0.25               0.25
OTHER EXPENSES(1)                                                  1.04              1.03               1.03
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                    1.94              2.43               2.43
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                           (0.69)            (0.68)             (0.68)
------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                    1.25              1.75               1.75


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                         695               1,086               1,502                2,656
------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                        678                 993               1,434                2,593***
------------------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                        278                 693               1,234                2,715



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                          178                 693               1,234                2,593***
------------------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                          178                 693               1,234                2,715


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long-term and earn income from dividends.


THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share. Given this approach, the Fund's investments typically include companies which the adviser believes possess sustainable competitive advantages, healthy balance sheets and management committed to increasing shareholder value. The adviser applies a "bottom-up" approach when constructing the Fund's portfolio, basing its stock selection on a combination of quantitative screening and fundamental analysis. The Fund's investments are subject to extensive financial analysis and a disciplined valuation process.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth and income potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1994     -3.41%
1995     27.55%
1996     19.38%
1997     29.53%
1998     14.11%
1999      8.09%
2000      0.48%
2001    -13.48%
2002    -17.81%
2003     26.27%


BEST QUARTER 2nd quarter, 2003           17.71%
-----------------------------------------------
WORST QUARTER 3rd quarter, 2002         -18.09%


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                                   PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                      19.02             (1.67)            7.17
Return After Taxes on Distributions                                      18.86             (3.07)            5.19
Return After Taxes on Distributions and Sale of Fund Shares              12.52             (1.78)            5.47
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                      20.66             (1.29)            7.36
-----------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                      24.64             (1.00)            7.08
-----------------------------------------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      31.79              1.95            10.55
-----------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                        28.00              1.20            10.05



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund. The performance for the period before Class B was launched on 11/4/93 is based on performance of Class A Shares of the Fund. During these periods, the actual returns of Class B and C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.

^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                          CLASS A SHARES    CLASS B SHARES     CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                   5.75              NONE               NONE
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                   NONE**            5.00               1.00



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES(1) (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                          CLASS A SHARES    CLASS B SHARES     CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40              0.40               0.40
DISTRIBUTION (RULE 12b-1) FEES                                      0.25              0.75               0.75
SHAREHOLDER SERVICE FEES                                            0.25              0.25               0.25
OTHER EXPENSES(2)                                                   0.55              0.60               0.60
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     1.45              2.00               2.00
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(3)                          (0.15)            (0.20)             (0.20)
-------------------------------------------------------------------------------------------------------------
NET EXPENSES(3)                                                     1.30              1.80               1.80


(1) The Fund has a master/feeder structure as described under The Funds' Management and Administration. This table shows the Class A, B and C expenses and their share of master portfolio expenses, expressed as a percentage of average daily net assets.

(2) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.30%, 1.80% and 1.80%, respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                         700                 993               1,308                2,198
------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                        683                 908               1,259                2,169***
------------------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                        283                 608               1,059                2,311



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                          183                 608               1,059                2,169***
------------------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                          183                 608               1,059                2,311


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of mid-capitalization stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap(R) Growth Index securities at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund invests in companies that the adviser, JPMIM, believes have strong earnings growth potential.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party resources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*, (1)

2000    -49.12%
2001    -28.30%
2002    -29.45%
2003     37.53%

BEST QUARTER 4th quarter, 2001          18.50%
----------------------------------------------
WORST QUARTER 4th quarter, 2000        -42.32%


* The performance for the Class A and Class B Shares before the period 3/23/01 is based on the performance of the Class A and Class B Shares of the Fund's predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor's investment program was identical to that of the Fund prior to 12/3/01. The predecessor's Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                                               PAST 1 YEAR       LIFE OF FUND
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                                  29.55             (16.41)
Return After Taxes on Distributions                                                  29.55             (16.50)
Return After Taxes on Distributions and Sale of Fund Shares                          19.21             (13.26)
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                                  31.68             (16.20)
-------------------------------------------------------------------------------------------------------------
RUSSELL MID CAP(R) GROWTH INDEX^
REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   42.71              (1.34)
-------------------------------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                                    35.41              (3.23)



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


  *  See footnote on previous page.


(1) The Fund commenced operations on 10/29/99. Performance for the indexes is from 10/31/99.


  ^  Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The expenses of Class A and Class B Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                                            CLASS A SHARES     CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                                     5.75               NONE
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS OF % LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                                     NONE**             5.00



 * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)



                                                                           CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                      0.65                 0.65
DISTRIBUTION (RULE 12b-1) FEES                                                       0.25                 0.75
SHAREHOLDER SERVICE FEES                                                             0.25                 0.25
OTHER EXPENSES(1)                                                                    0.62                 0.68
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                      1.77                 2.33
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                           (0.42)               (0.28)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                                      1.35                 2.05


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects to a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A and Class B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 2.05%, respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example helps you compare the cost of investing in Class A and Class B Shares with the cost of investing in other mutual funds. This example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


                                             1 YEAR             3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                             705               1,062              1,442              2,506
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                            708               1,001              1,420              2,505***



IF YOU DO NOT SELL YOUR SHARES YOUR COSTS WOULD BE:



                                             1 YEAR             3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                              208                 701              1,220              2,505***


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.


Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.


The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.


The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with value potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the the Russell Midcap(R) Value Index, a broad-based securities market index, and the Lipper Mid-Cap Value Funds Index, a broad-based index.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS*, (1)

1998    19.77%
1999    13.87%
2000    35.28%
2001     9.91%
2002     2.68%
2003    30.07%

BEST QUARTER 4th quarter, 1998                 17.96%
-----------------------------------------------------
WORST QUARTER 3rd quarter, 1998               -11.06%

* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the Fund's performance in the bar chart prior to 2002 are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                                 PAST 1 YEAR     PAST 5 YEARS     LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    22.60            16.25            17.35
Return After Taxes on Distributions                                    22.39            13.19            14.75
Return After Taxes on Distributions and Sale of Fund Shares            14.84            12.14            13.57
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    24.06            16.96            18.11
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    28.09            17.22            18.15
--------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    38.07             8.73             8.67
--------------------------------------------------------------------------------------------------------------
LIPPER MID-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      39.08             9.41             7.55



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    See footnote on previous page.


(1) The Fund commenced operations on 11/13/97. Performance for the indexes is from 11/30/97.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASSES A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                              CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                       5.75             NONE             NONE
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                       NONE**           5.00             1.00



  * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

 ** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                              CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.70             0.70             0.70
DISTRIBUTION (RULE 12b-1) FEES                                          0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                                0.25             0.25             0.25
OTHER EXPENSES(1)                                                       0.45             0.49             0.49
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.65             2.19             2.19
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.40)           (0.19)           (0.19)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.25             2.00             2.00


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of their average daily net assets through 4/30/05. The net expenses are not expected to exceed 1.95% for Class B and C Shares due to contractual caps on other classes of shares which require fund level subsidies. This arrangement may end when these Fund level subsidies are no longer required. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses of 1.25%, 2.00% and 2.00% for Classes A, Class B and Class C Shares, respectively, through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                           695               1,029               1,385                2,386
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                          703                 967               1,357                2,372***
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                          303                 667               1,157                2,509



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                            203                 667               1,157                2,372***
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                            203                 667               1,157                2,509


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, utilizes a combination of disciplined portfolio construction and bottom-up stock selection. Disciplined portfolio construction includes maintaining sector weights in the Fund that are closely aligned with the sector weights of the benchmark index, the S&P SmallCap 600 Index. Bottom-up stock selection includes three key elements of analysis: fundamentals, valuation and investment timeliness. In the analysis of fundamentals, the adviser focuses on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and relatively high rate of return on invested capital. The adviser seeks companies with sustainable revenue growth, margin expansion and earnings growth. In valuation analysis, the adviser focuses on several valuation metrics, including price-to-earnings versus expected earnings-per-share growth rate and enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA). In timeliness analysis, the adviser utilizes technical indicators, such as relative price strength and trading volume characteristics, to control for risk and determine an appropriate time to buy. The adviser combines growth and value investing.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS (1)

1995    54.04%
1996    28.80%
1997    17.76%
1998     3.34%
1999    13.75%
2000    14.18%
2001    -6.23%
2002   -17.30%
2003    36.37%

BEST QUARTER 4th quarter, 1998                 19.38%
WORST QUARTER 3rd quarter, 1998               -21.13%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                                 PAST 1 YEAR     PAST 5 YEARS     LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    28.52             5.30            13.93
Return After Taxes on Distributions                                    28.52             4.04            12.94
Return After Taxes on Distributions and Sale of Fund Shares            18.54             4.05            12.06
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    30.39             5.43            13.93
--------------------------------------------------------------------------------------------------------------
S&P SMALL-CAP 600 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    38.79             9.67            13.31
--------------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      40.90             9.39            12.40



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class B Shares was launched on 3/28/95 is based on performance of Class A Shares of the Fund. The actual returns of Class B Shares would have been lower than shown because Class B Shares have higher expenses than Class A Shares.

(1) The Fund commenced operations on 12/20/94. Performance for the indexes is from 12/31/94.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The expenses of Class A and Class B Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                                           CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                                    5.75                 NONE
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF
LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                              NONE**               5.00



  * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

 ** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)



                                                                           CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                      0.65                 0.65
DISTRIBUTION (RULE 12b-1) FEES                                                       0.25                 0.75
SHAREHOLDER SERVICE FEES                                                             0.25                 0.25
OTHER EXPENSES(1)                                                                    0.50                 0.56
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                      1.65                 2.21
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                           (0.27)               (0.09)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                                      1.38                 2.12


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A and Class B Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.38% and 2.12%, respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                           707               1,041               1,396                2,396
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                          715                 983               1,377                2,396***



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                            215                 683               1,177                2,396***


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of equity securities that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.


Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.


The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions

INVESTMENT PROCESS

The adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index, broad based market indexes, and the Lipper Small-Cap Growth Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares. If the load was reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS*,(1)

1998    14.86%
1999    46.54%
2000    -7.79%
2001   -10.90%
2002   -40.54%
2003    39.45%

BEST QUARTER 4th quarter, 2001                 36.03%
-----------------------------------------------------
WORST QUARTER 3rd quarter, 2001               -34.24%


* The performance in the table for the period before Class A Shares was launched on 4/30/01 and the performance in the bar chart prior to 2002 are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods, the actual returns of Class A Shares would have been lower than shown because Class A Shares has higher expenses than Institutional Class Shares.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                                 PAST 1 YEAR     PAST 5 YEARS     LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    31.34            (1.36)            1.49
Return After Taxes on Distributions                                    31.34            (3.80)           (0.70)
Return After Taxes on Distributions and Sale of Fund Shares            20.37            (2.24)            0.25
--------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    47.25             7.13             5.68
--------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    48.54             0.86             0.92
--------------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      44.74             6.16             4.97



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    See footnote on previous page.


(1) The Fund commenced operations on 11/14/97. Performance for the indexes is from 11/30/97.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A SHARES
The expenses of Class A Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                                                                CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                                                         5.75
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                                                         NONE**



  * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

 ** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A ASSETS)



MANAGEMENT FEES                                                                                           0.80
DISTRIBUTION (RULE 12b-1) FEES                                                                            0.25
SHAREHOLDER SERVICE FEES                                                                                  0.25
OTHER EXPENSES(1)                                                                                        14.18
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                                          15.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                                                13.88
--------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                                                           1.60



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.60% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses of 1.60% through 4/30/05, and 2.60%, through 4/30/14 pursuant to written agreements with JPMorgan Chase Bank.

This example is for comparison only; the actual returns of Class A Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                           728               1,247               1,792                3,271



*    Assumes sales charge is deducted when shares are purchased.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.


By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

YEAR-BY-YEAR RETURNS*, (1)

1994    -0.61%
1995    32.48%
1996    21.06%
1997    28.41%
1998    24.45%
1999    14.69%
2000    -6.72%
2001    -9.71%
2002   -26.89%
2003    32.32%

BEST QUARTER 4th quarter, 1998                 21.33%
-----------------------------------------------------
WORST QUARTER 3rd quarter, 2002               -18.26%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before Classes A, B and C were launched on 9/10/01 is based on the performance of the advisor feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from 9/15/00 to 9/10/01. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and C Shares have higher expenses than the advisor feeder. Returns for the period 1/1/94 to 9/15/00 reflect performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A, B and C Shares). During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the above-referenced predecessor.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                                 PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                    24.77            (2.51)            8.42
Return After Taxes on Distributions                                    24.66            (3.41)            5.60
Return After Taxes on Distributions and Sale of Fund Shares            16.22            (2.45)            5.85
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                    26.29            (1.86)            8.88
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Return Before Taxes                                                    30.29            (1.67)            8.88
--------------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    28.68            (0.57)           11.07
--------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      24.81            (1.08)            9.27



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


*    See footnote on previous page.

^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES
The expenses of Class A, Class B and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                              CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                       5.75             NONE             NONE
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                       NONE**           5.00             1.00



  * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

 ** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)



                                                              CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                         0.40             0.40             0.40
DISTRIBUTION (RULE 12b-1) FEES                                          0.25             0.75             0.75
SHAREHOLDER SERVICE FEES                                                0.25             0.25             0.25
OTHER EXPENSES(1)                                                       0.64             0.64             0.64
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         1.54             2.04             2.04
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.49)           (0.29)           (0.29)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                         1.05             1.75             1.75



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75% and 1.75% respectively, of their average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


-  net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                           676                 988               1,322                2,265
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                          678                 912               1,272                2,217***
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES** ($)                          278                 612               1,072                2,346



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                           1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                            178                 612               1,072                2,217***
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES ($)                            178                 612               1,072                2,346


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a detailed discussion of the Fund's main risks, please see pages 90-94.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by government entities and private issuers.

The Fund may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows the performance of the Fund's Class A Shares for the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell(R) 1000 Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

The performance figures in the bar chart do not reflect a deduction for the front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front-end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after 8 years.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*



2002    -12.54%
2003     32.63%



BEST QUARTER  2nd quarter, 2003                   18.19%
--------------------------------------------------------
WORST QUARTER 3rd quarter, 2002                  -15.91%



* The Fund's fiscal year end is 12/31. On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and other changes noted, the Fund's performance record prior to 2002 is not considered pertinent for investors considering whether to purchase shares of the Fund.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                                                  PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Return Before Taxes                                                                     25.04             4.57
Return After Taxes on Distributions                                                     20.77             1.16
Return After Taxes on Distributions and Sale of Fund Shares                             20.18             2.92
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Return Before Taxes                                                                     26.56             5.37
--------------------------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                     30.03             4.81
--------------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                                       28.00             1.40



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The expenses of Class A and Class B Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (%)


                                                                               CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
SHOWN AS % OF THE OFFERING PRICE*                                                        5.75             NONE
--------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS % OF LOWER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS                                        NONE**           5.00



  * The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works."

 ** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

ANNUAL OPERATING EXPENSES (%)

(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)



                                                                               CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                          0.50             0.50
DISTRIBUTION (RULE 12b-1) FEES                                                           0.21             0.75
SHAREHOLDER SERVICE FEES                                                                 NONE             0.25
OTHER EXPENSES(1)                                                                        0.94             0.88
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                                       1.65             2.38
FEE WAIVERS(2)                                                                          (0.24)           (0.24)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             1.41             2.14



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) The Fund's Adviser and Administrator have a written agreement to waive up to the full amount of their respective fees and/or reimburse expenses to the extent the Class A Shares total annual operating expense ratio exceeds 1.46% of average daily net assets until 4/30/05. If such waivers are implemented, they will also have the effect of lowering Class B expenses.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and

-  the Fund's operating expenses remain the same


This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                             1 YEAR             3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES* ($)                             710                 996              1,302              2,169
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES** ($)                            741               1,042              1,470              2,475***



IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:



                                             1 YEAR             3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES ($)                              241                 742              1,270              2,475***


  *  Assumes sales charge is deducted when shares are purchased.

 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Equity Growth, Equity Income and Mid Cap Growth Funds are series of J.P. Morgan Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of J.P. Morgan Mutual Fund Group, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of J.P. Morgan Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity, Diversified Fund and U.S. Equity Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.


The Growth and Income Fund is a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated and, as context requires, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)


Each class in a multiple class fund and each feeder in a master-feeder structure can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.


THE FUNDS' INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

During the fiscal year ended 12/31/03, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                               %
CAPITAL GROWTH FUND                             0.40
----------------------------------------------------
DISCIPLINED EQUITY FUND                         0.29
----------------------------------------------------
DIVERSIFIED FUND                                0.44
----------------------------------------------------
DYNAMIC SMALL CAP FUND                          0.61
----------------------------------------------------
EQUITY GROWTH FUND                              0.35
----------------------------------------------------
EQUITY INCOME FUND                              0.30
----------------------------------------------------
GROWTH AND INCOME FUND                          0.40
----------------------------------------------------
MID CAP GROWTH FUND                             0.50
----------------------------------------------------
MID CAP VALUE FUND                              0.50
----------------------------------------------------
SMALL CAP EQUITY FUND                           0.65
----------------------------------------------------
SMALL CAP GROWTH FUND                           0.00
----------------------------------------------------
U.S. EQUITY FUND                                0.40
----------------------------------------------------
VALUE OPPORTUNITIES FUND                        0.38


THE PORTFOLIO MANAGERS CAPITAL GROWTH FUND

The portfolio management team is led by Christopher Mark Vyvyan Jones Managing Director of JPMIM, and Timothy Parton, Vice President of JPMIM. Mr. Jones is head of the small company team and has worked as a portfolio manager with various affiliates of JPMIM since 1982. Mr. Parton has been employed with JPMIM or one of its affiliates since 1986.


DISCIPLINED EQUITY FUND

The portfolio management team is led by Timothy J. Devlin, Vice President of JPMIM, Nanette Buziak, Vice President of JPMIM, and Terance Chen, Vice President of JPMIM. Mr. Devlin is a portfolio manager in the U.S. Equity Group with 15 years of industry experience. A JPMIM employee since 1996, Mr. Devlin is responsible for product management and client servicing across the U.S. equity strategies. Ms. Buziak is a portfolio manager in the U.S. Equity Group with 7 years of industry experience. A JPMIM employee since 1997, Ms. Buziak is responsible for the daily implementation and management of structured equity strategies. Mr. Chen is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1994, Mr. Chen was a quantitative equity analyst prior to his current position.


DIVERSIFIED FUND

The portfolio management team is led by Anne Lester, Vice President of JPMIM, who has been at JPMIM since 1992, and Patrick Jakobson, Vice President of JPMIM, who has been at JPMIM since 1987. Prior to managing this Fund, Ms. Lester worked in the Product Development Group as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.


DYNAMIC SMALL CAP FUND

The portfolio management team is led by Juliet Ellis, Managing Director of JPMIM and CFA, and Juan Hartsfield, Vice President of JPMIM. Ms. Ellis has worked for JPMIM or one of its affiliates since 1987 as an analyst and portfolio manager. Mr. Hartsfield is an analyst in the U.S. Small-Cap/Mid-Cap Equity Group. Mr. Hartsfield, an employee since 2000, is responsible for the consumer and industrial sectors. Prior to joining the firm, he worked as a management consultant at Booz Allen & Hamilton from 1999 to 2000.


EQUITY GROWTH FUND

The portfolio management team is led by Marc L. Baylin, Managing Director of JPMIM, and Giri Devulapally, Vice President of JPMIM. Prior to joining JPMIM in 2002, Mr. Baylin worked for T. Rowe Price as both an analyst and a portfolio manager. Prior to joining JPMIM in 2003, Mr. Devulapally worked for T. Rowe Price as a specialized analyst in technology and telecommunications.


EQUITY INCOME FUND

The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM and CPA. Mr. Simon has worked with various affiliates of the adviser since 1980 and has been a portfolio manager since 1986. Ms. Hart has worked as an investment analyst covering the financial services and real estate sectors since joining JPMIM in 1999. Prior to that, Ms. Hart served as an equity research associate covering Real Estate Investment Trusts for Salomon Smith Barney.


GROWTH AND INCOME FUND

The portfolio management team is led by Mr Simon and Clare Hart, Vice President of JPMIM. Information on Mr. Simon and Ms. Hart are discussed earlier in this prospectus.


MID CAP GROWTH FUND

The portfolio management team is led by Messrs. Jones and Parton. Information on Messrs. Jones and Parton are discussed earlier in this prospectus.


MID CAP VALUE FUND

The portfolio management team is led by Mr. Simon and Lawrence E. Playford, Vice President of JPMIM and CPA. Information on Mr. Simon is discussed earlier in this prospectus. Mr. Playford has worked with various affiliates of JPMIM since 1993.


SMALL CAP EQUITY FUND

The portfolio management team is led by Juliet Ellis and Juan Hartsfield. Information on Ms. Ellis and Mr. Hartsfield is discussed earlier in this prospectus.

SMALL CAP GROWTH FUND

The portfolio management team is co-led by Eytan Shapiro, Vice President of JPMIM and Timothy Parton. Mr. Shapiro has been at JPMIM or one of its affiliates since 1985. Information on Mr. Parton is discussed earlier in this prospectus.


U.S. EQUITY FUND

The portfolio management team is led by Susan Bao, Vice President of JPMIM or one of its affiliates since 1997, and Helge Skibeli, Managing Director of JPMIM or one of its affiliates since 1990. Mr. Skibeli is head of the U.S. Equity Research Group.


VALUE OPPORTUNITIES FUND

The portfolio management team is led by Bradford L. Frishberg, Managing Director of JPMIM, and Alan Gutmann, Vice President of JPMIM. Mr. Frishberg, who joined the team in 2001, has worked for JPMIM or one of its affiliates since 1996. Mr. Gutmann, a new member of the team, has worked at JPMIM since 2003. Prior to working at JPMIM, Mr. Gutmann was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital in 1998-2000.

THE FUNDS' ADMINISTRATORS AND SHAREHOLDER SERVICING AGENT
JPMorgan Chase Bank (the Administrator) provides administrative services for and oversees the other service providers of each Fund, except for the Value Opportunities Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Growth and Income Fund, Mid Cap Value Fund, Small Cap Growth Fund and the Value Opportunities
Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Growth and Income Fund for administrative services: 0.10% of the first $25 billion of average daily net assets plus 0.025% of average daily net assets over $25 billion. The Administrator receives an annual fee of 0.10% as a percentage of each Fund's average daily net assets for the Mid Cap Value Fund and Small Cap Growth Fund.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. During the fiscal year ended December 31, 2003 the Business Manager was paid a fee of 0.055% (net of waivers) of average daily net assets. The Business Manager, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception and provides similar services to three other mutual funds with combined assets of approximately $65 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Trusts and the Corporations, as applicable, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, may receive an annual fee of 0.25% of the average daily net assets of Class A, B and C Shares of each Fund held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


KNOW WHICH CLASSES TO BUY
Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares, as applicable. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES
You may pay a sales charge to buy Class A Shares, and you may pay a contingent deferred sales charge with respect to Class B or Class C Shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares.

Different sales charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a deferred sales charge when you sell your shares if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges. See below and the Statement of Additional Information
(SAI) to find out more about these plans and special discounts.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value (NAV) is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors.

TOTAL SALES CHARGE FOR FUNDS



                                                  SALES
                                                 CHARGE
                                             RE-ALLOWED
                            AS %             TO DEALERS
                          OF THE      AS %      AS % OF
                        OFFERING    OF NET     OFFERING
AMOUNT OF                  PRICE    AMOUNT    PRICE PER
INVESTMENT             PER SHARE  INVESTED        SHARE
-------------------------------------------------------
LESS
THAN $100,000               5.75      6.10         5.00
-------------------------------------------------------
$100,000 BUT
UNDER $250,000              3.75      3.90         3.25
-------------------------------------------------------
$250,000 BUT
UNDER $500,000              2.50      2.56         2.25
-------------------------------------------------------
$500,000 BUT
UNDER $1 MILLION            2.00      2.04         1.75
-------------------------------------------------------
$1 MILLION
OR MORE                     NONE      NONE    SEE BELOW*



*    There is no sales charge for investments of $1 million or more in any Fund.

At times the Funds' distributor may re-allow up to the entire sales charge to certain broker-dealers.The Funds' distributor may make a payment to broker-dealers for investments of $1 million or more. Any purchase of $1 million or more of Class A shares on which a commission was paid to broker-dealers on the initial purchase will be subject to a contingent deferred sales charge ("CDSC") payable by you based on the lower of the cost of the shares being redeemed or their net asset value at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 2004PROSPECTUS MAY 16 months there will be a CDSC of 1.00%, and if shares are held for 6 to 12 months there will be a CDSC of 0.75%.

You can reduce or eliminate your initial sales charge in the following ways (more detailed information about these and other programs is contained in the SAI and is available from your investment representative).

STATEMENT OF INTENTION
You may receive a Class A front-end sales charge reduction on your purchases of Class A Shares made during a 13-month period by signing a Statement of Intention. Your initial sales charge will be based on your goal. For purposes of the Statement of Intention, you can aggregate the purchases of Class A Shares in any JPMorgan Fund (or if a Fund has only one class, shares of such other JPMorgan Fund), excluding any JPMorgan money market fund. A 90-day back-dated period can also be used to count previous purchases toward your goal. Reinvested income and capital gain distributions will not be considered purchases for purposes of completing your Statement of Intention. The sales charge will be adjusted if you do not meet your goal.

CUMULATIVE QUANTITY DISCOUNT
To receive a Class A front-end sales charge reduction you can count towards the amount of your investment your total account value in all share classes of the JPMorgan Funds, excluding any JPMorgan money market fund. We will apply the initial sales charge to the aggregate dollar amount of the new purchase and the greater of the purchaser's total net asset value or cost of any shares acquired and still held in the funds. We may modify or discontinue the Cumulative Quantity Discount program at any time.

TELL US YOUR INVESTMENT AMOUNT
To qualify for a Class A front-end sales charge reduction under one of the programs described above, consult with your investment representative or the JPMorgan Funds Service Center in advance of your purchase.

RETIREMENT PLAN PURCHASES
You will not pay an initial sales charge if you purchase shares through a group retirement plan if:

- you are investing proceeds from a qualified retirement plan where a portion of the plan was invested in the JPMorgan Funds;

- you are investing through any qualified retirement plan with 50 or more participants; or

- you are a participant in certain qualified retirement plans and you are investing (or reinvesting) the proceeds from the repayment of a plan loan made to you.

PURCHASE THROUGH AN INVESTMENT ADVISER
You may not pay an initial sales charge if you purchase shares through an investment adviser or financial planner that charges a fee for its services.

529 PLANS
When shares of the Funds are sold to a qualified tuition program under Section 529 of the Internal Revenue Code, such a program may purchase Class A Shares without an initial sales load. There are other categories of purchasers who do not pay initial sales charges on Class A Shares, such as employees of JPMorgan Chase. These categories are described in the SAI.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

                                   DEFERRED
YEAR                           SALES CHARGE
-------------------------------------------
1                                         5%
-------------------------------------------
2                                         4%
-------------------------------------------
3                                         3%
-------------------------------------------
4                                         3%
-------------------------------------------
5                                         2%
-------------------------------------------
6                                         1%
-------------------------------------------
7                                      NONE
-------------------------------------------
8                                      NONE
-------------------------------------------


We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

Like Class B Shares, Class C Shares have higher combined distribution and service fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher combined service and distribution fees as long as you hold Class C Shares. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

RULE 12b-1 DISTRIBUTION PLANS
The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of 0.25% of the average daily net assets attributed to Class A Shares and 0.75% of the average daily net assets attributed to Class B Shares or Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Except for the Value Opportunities Fund, payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

ADDITIONAL COMPENSATION TO SHAREHOLDER SERVICING AGENTS AND SELECTED DEALERS JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee and the payments made by the distributor pursuant to the Funds' 12b-1 Plans, any of JPMorgan Chase Bank, its affiliates and the distributor may make additional payments at their own expense to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares.

These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your investment representative which Funds you want to buy and he or she will contact us. Your investment representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some investment representatives charge a single fee that covers all services. Your investment representative must accept your order by the close of regular trading on the New York Stock Exchange (NYSE) in order for us to process your order at that day's price. Your investment representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center accepts your order by the close of regular trading on the NYSE, we will process your order at that day's price.

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholders Services for details.

GENERAL
Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the NAV. You will pay the public offering price, which is based on the next NAV calculated after your investment representative or the JPMorgan Funds Service Center accepts your order. Each Fund calculates its NAV once each day at the close of regular trading on the NYSE. Each Fund generally values its assets at their market prices, but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its Board of Trustees or Board of Directors, as applicable. When fair value is used, the prices of securities used by each Fund to calculate NAV may differ from quoted or published prices for the same securities. In addition, the Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

The JPMorgan Funds Service Center
1-800-348-4782

MINIMUM INVESTMENTS



                                       INITIAL      ADDITIONAL
TYPE OF ACCOUNT                     INVESTMENT     INVESTMENTS
--------------------------------------------------------------
REGULAR ACCOUNT                       $  2,500          $  100
--------------------------------------------------------------
SYSTEMATIC INVESTMENT PLAN(1)         $  1,000          $  100
--------------------------------------------------------------
IRAS                                  $  1,000          $  100
--------------------------------------------------------------
SEP-IRAS                              $  1,000          $  100
--------------------------------------------------------------
COVERDELL EDUCATION
SAVINGS ACCOUNTS                      $    500          $  100
--------------------------------------------------------------



(1) For alternative minimum investments for systematic investment plan accounts, please see Shareholder Services.

Federal law requires a fund to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the accountholder's identity. The fund may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the fund may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If the fund is unable to verify the accountholder's identity after an account is established, the fund may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the accountholder.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for Class A, Class B or Class C Shares.

SELLING FUND SHARES
You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your investment representative which Funds you want to sell. Your investment representative must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your investment representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of a Fund worth $25,000 or more by phone, we will send the proceeds by wire only to a bank account on our records. Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center or your investment representative accepts your order less any applicable sales charges.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center or your investment representative accepts your order before the close of regular trading on the NYSE the Funds will make available to you the proceeds the next business day. You will not be permitted to enter a redemption order for shares purchased directly through JPMorgan Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at NAV, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your investment representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your investment representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange shares of one JPMorgan Fund for another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B shares of a Fund for Class B shares of another JPMorgan Fund or Class C Shares of a Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet the applicable minimum investment requirements.

ABUSIVE TRADING
The Capital Growth Fund, Disciplined Equity Fund, Diversified Fund, Dynamic Small Cap Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Equity Fund and Value Opportunities Fund are not intended to be investment vehicles for market timing or abusive trading; such trading in your account may result in dilution in the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Funds or their administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, where there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or abusive trading. There are limitations on the ability of these Funds and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of the Funds' and their administrator's efforts may be reduced. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining Fund balances are excepted from this trading prohibition.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expense arising from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always be able to reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Disciplined Equity, Diversified, Equity Growth, Equity Income, Growth and Income and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Mid Cap Growth, Mid Cap Value, Small Cap Equity, Small Cap Growth and Value Opportunities Funds generally distribute any net investment income at least annually.

You have three options for your distributions. You may:

-  reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income paid to a non- corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by each Fund will generally be limited to the aggregate of the eligible dividends received by a Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to each Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge, but you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

JPMORGAN U.S. EQUITY FUNDS

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISK                             POTENTIAL REWARDS                          AND REWARD
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-  When a Fund buys securities before      -  The Funds can take advantage of         -  The Funds segregate liquid assets to
   issue or for delayed delivery, it          attractive transaction opportunities       offset leverage risks
   could be exposed to leverage risk if
   it does not segregate liquid assets

SHORT-TERM TRADING

-  Increased trading could raise a         -  The Funds could realize gains in a      -  The Funds generally avoid short-term
   Fund's brokerage and related costs         short period of time                       trading, except to take advantage of
                                                                                         attractive or unexpected
-  Increased short-term capital gains      -  The Funds could protect against            opportunities or to meet demands
   distributions could raise                  losses if a stock is overvalued and        generated by shareholder activity
   shareholders' income tax liability.        its value later falls
   Such an increase in transaction costs
   and/or tax liability, if not offset
   by gains from short-term trading,
   would reduce a Fund's returns.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISK                             POTENTIAL REWARDS                          AND REWARD
------------------------------------------------------------------------------------------------------------------------------
ETFS AND OTHER
INVESTMENT COMPANIES

-  If a Fund invests in shares of          -  Helps to manage smaller cash flows      -  Absent an exemptive order of the
   another investment company,                                                           Securities and Exchange Commission
   shareholders would bear not only        -  Investing in ETFs offers instant           (the "SEC"), a Fund's investments in
   their proportionate share of the           exposure to an index or a broad range      other investment companies, including
   Fund's expenses, but also similar          of markets, sectors, geographic            ETFs, are subject to the percentage
   expenses of the investment company         regions and industries                     limitations of the Investment Company
                                                                                         Act of 1940 ("1940 Act")(1)
-  The price movement of an ETF may not
   track the underlying index, market,                                                -  An SEC exemptive order granted to
   sector, regions or industries and may                                                 various iShares funds (which are
   result in a loss                                                                      ETFs) and their investment adviser
                                                                                         permits each Fund to invest beyond
                                                                                         the 1940 Act limits, subject to
                                                                                         certain terms and conditions,
                                                                                         including a finding of the Funds'
                                                                                         Boards that the advisory fees charged
                                                                                         by the adviser are for services that
                                                                                         are in addition to, and not
                                                                                         duplicative of, the advisory services
                                                                                         provided to those ETFs

                                                                                      -  An SEC exemptive order permits each
                                                                                         Fund to invest its uninvested cash,
                                                                                         up to 25% of its assets, in one or
                                                                                         more affiliated money market funds if
                                                                                         the adviser waives and/or reimburses
                                                                                         its advisory fee from the Fund in an
                                                                                         amount sufficient to offset any
                                                                                         doubling up of investment advisory,
                                                                                         shareholder servicing and
                                                                                         administrative fees


----------

(1) Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund's aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund's total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISK                             POTENTIAL REWARDS                          AND REWARD
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-  Derivatives such as futures, options,   -  Hedges that correlate well with         -  The Funds use derivatives for hedging
   swaps, and forward foreign currency        underlying positions can reduce or         and for risk management (i.e.,to
   contracts(1) that are used for             eliminate losses at low cost               establish or adjust exposure to
   hedging the portfolio or specific                                                     particular securities,markets or
   securities may not fully offset the     -  A Fund could make money and protect        currencies); risk management may
   underlying positions and this could        against losses if management's             include management of a Fund 's
   result in losses to a Fund that would      analysis proves correct                    exposure relative to its benchmark;
   not have otherwise occurred                                                           all Funds except for Disciplined
                                           -  Derivatives that involve leverage          Equity Fund, Diversified Fund, U.S.
-  Derivatives used for risk management       could generate substantial gains at        Equity Fund and Value Opportunities
   or, for certain Funds, to increase a       low cost                                   Fund, may use derivatives in an
   Fund's gain may not have the intended                                                 effort to produce increased income or
   effects and may result in losses or                                                   gain
   missed opportunities
                                                                                      -  A Fund only establishes hedges that
-  The counterparty to a derivatives                                                     it expects will be highly correlated
   contract could default                                                                with underlying positions

-  Derivatives that involve leverage                                                  -  While the Funds may use derivatives
   could magnify losses                                                                  that incidentally involve leverage,
                                                                                         they do not use them for the specific
-  Certain types of derivatives involve                                                  purpose of leveraging their portfolio
   costs to a Fund which can reduce
   returns

-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a Fund's
   assets, and defer recognition of
   certain of a Fund's losses


----------
(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISK                             POTENTIAL REWARDS                          AND REWARD
------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING

-  When a Fund lends a security, there     -  The Funds may enhance income through    -  The adviser maintains a list of
   is a risk that the loaned securities       the investment of the collateral           approved borrowers
   may not be returned if the borrower        received from the borrower
   or the lending agent defaults                                                      -  The Funds receive collateral equal to
                                                                                         at least 100% of the current value of
-  The collateral will be subject to the                                                 the securities loaned plus accrued
   risks of the securities in which it                                                   interest
   is invested
                                                                                      -  The lending agents indemnify the
                                                                                         Funds against borrower default

                                                                                      -  The adviser's collateral investment
                                                                                         guidelines limit the quality and
                                                                                         duration of collateral investment to
                                                                                         minimize losses

                                                                                      -  Upon recall, the borrower must return
                                                                                         the securities loaned within the
                                                                                         normal settlement period

MARKET CONDITIONS

-  Each Fund's share price and             -  Stocks have generally outperformed      -  Under normal circumstances each Fund
   performance will fluctuate in              more stable investments (such as           plans to remain fully invested in
   response to stock and/or bond market       bonds and cash equivalents) over the       accordance with its policies and each
   movements                                  long term                                  Fund may invest uninvested cash in
                                                                                         affiliated money market funds; equity
-  Adverse market conditions may from      -  With respect to the Diversified Fund,      securities may include common stocks,
   time to time cause a Fund to take          a diversified,balanced portfolio           convertible securities, preferred
   temporary defensive positions that         should mitigate the effects of wide        stocks, depositary receipts, (such as
   are inconsistent with its principal        market fluctuations, especially when       American Depositary Receipts and
   investment strategies and may hinder       stock and bond prices move in              European Depositary Receipts), trust
   the Fund from achieving its                different directions                       or partnership interests, warrants,
   investment objective                                                                  rights and investment company
                                                                                         securities.
-  The Capital Growth Fund, Dynamic
   Small Cap Fund, Growth and Income Fund                                             -  Each Fund seeks to limit risk and
   and Small Cap Equity Fund are                                                         enhance performance through active
   non-diversified, which means that a                                                   management and/or diversification
   relatively high percentage of each
   Fund's assets may be invested in a                                                 -  During severe market downturns, each
   limited number of issuers. Therefore,                                                 Fund has the option of investing up
   their performance may be more                                                         to 100% of its assets in high quality
   vulnerable to changes in the market                                                   short-term instruments
   value of a single issuer or a group
   of issuers

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISK                             POTENTIAL REWARDS                          AND REWARD
------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES

-  A Fund could underperform its           -  A Fund could outperform its benchmark   -  The adviser focuses its active
   benchmark due to its securities and        due to these same choices                  management on securities selection,
   asset allocation choices                                                              the area where it believes its
                                                                                         commitment to research can most
                                                                                         enhance returns and manage risks in a
                                                                                         consistent way

FOREIGN INVESTMENTS

-  Currency exchange rate movements        -  Favorable exchange rate movements       -  The Funds anticipate that total
   could reduce gains or create losses        could generate gains or reduce losses      foreign investments will not exceed
                                                                                         20% of total assets (30% for
-  A Fund could lose money because of      -  Foreign investments, which represent       Diversified Fund, 30% for Equity
   foreign government actions, political      a major portion of the world's             Growth Fund and 10% for Small Cap
   instability or lack of adequate and        securities, offer attractive               Growth Fund)
   accurate information                       potential performance and
                                              opportunities for diversification       -  The Funds actively manage the
-  Currency and investment risks tend to                                                 currency exposure of their foreign
   be higher in emerging markets; these    -  Emerging markets can offer higher          investments relative to their
   markets also present higher liquidity      returns                                    benchmarks, and may hedge back into
   and valuation risks                                                                   the U.S.dollar from time to time (see
                                                                                         also "Derivatives"); these currency
                                                                                         management techniques may not be
                                                                                         available for certain emerging
                                                                                         markets investments

ILLIQUID HOLDINGS

-  Each Fund could have difficulty         -  These holdings may offer more           -  No Fund may invest more than 15% of
   valuing these holdings precisely           attractive yields or potential growth      net assets in illiquid holdings
                                              than comparable widely traded
-  Each Fund could be unable to sell          securities                              -  To maintain adequate liquidity to
   these holdings at the time or price                                                   meet redemptions, each Fund may hold
   it desires                                                                            high quality short-term securities
                                                                                         (including repurchase agreements)
                                                                                         and, for temporary or extraordinary
                                                                                         purposes, may borrow from banks up to
                                                                                         33 1/3% of the value of its total
                                                                                         assets including drawing on a line of
                                                                                         credit

                       THIS PAGE INTENTIONALLY LEFT BLANK.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.


CLASS A SHARES



                                                     PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------------------------------
                                                           INCOME FROM INVESTMENT OPERATIONS:
                                                    -------------------------------------------------
                                                                          NET GAINS
                                                                       OR LOSSES ON
                                        NET ASSET              NET       SECURITIES
                                           VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                        BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                        OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
CAPITAL GROWTH FUND

Year Ended 12/31/03                $        28.60            (0.34)@          10.61             10.27
Year Ended 12/31/02                $        40.10            (0.38)@         (10.86)           (11.24)
11/01/01 Through 12/31/01^         $        35.37            (0.03)            4.76              4.73
Year Ended 10/31/01                $        47.91            (0.19)@          (6.87)            (7.06)
Year Ended 10/31/00                $        42.85            (0.14)@          10.11              9.97
Year Ended 10/31/99                $        41.22            (0.20)@           5.75              5.55

GROWTH AND INCOME FUND

Year Ended 12/31/03                $        23.31             0.21@            5.88              6.09
Year Ended 12/31/02                $        28.83             0.21@           (5.31)            (5.10)
11/1/01 Through 12/31/01^          $        26.95             0.03             1.88              1.91
Year Ended 10/31/01                $        40.71             0.19            (8.04)            (7.85)
Year Ended 10/31/00                $        43.65             0.09@            3.31              3.40
Year Ended 10/31/99                $        43.24             0.18@            5.07              5.25

                                           PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------------
                                                 LESS DISTRIBUTIONS:
                                   ------------------------------------------------
                                        DIVIDENDS
                                         FROM NET    DISTRIBUTIONS
                                       INVESTMENT     FROM CAPITAL            TOTAL
                                           INCOME            GAINS    DISTRIBUTIONS
CAPITAL GROWTH FUND

Year Ended 12/31/03                            --             1.40             1.40
Year Ended 12/31/02                            --             0.26             0.26
11/01/01 Through 12/31/01^                     --               --               --
Year Ended 10/31/01                            --             5.48             5.48
Year Ended 10/31/00                            --             4.91             4.91
Year Ended 10/31/99                            --             3.92             3.92

GROWTH AND INCOME FUND

Year Ended 12/31/03                          0.22               --             0.22
Year Ended 12/31/02                          0.21             0.21             0.42
11/1/01 Through 12/31/01^                    0.03               --             0.03
Year Ended 10/31/01                          0.21             5.70             5.91
Year Ended 10/31/00                          0.03             6.31             6.34
Year Ended 10/31/99                          0.17             4.67             4.84


  ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

(a)  Not annualized.
  #  Short periods have been annualized.

(b) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.

                                   PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------
                                        NET ASSET
                                       VALUE, END             TOTAL
                                        OF PERIOD        RETURN (1)
CAPITAL GROWTH FUND

Year Ended 12/31/03                $        37.47             36.10%
Year Ended 12/31/02                $        28.60            (28.04%)
11/01/01 Through 12/31/01^         $        40.10             13.37%(a)
Year Ended 10/31/01                $        35.37            (15.86%)
Year Ended 10/31/00                $        47.91             25.81%
Year Ended 10/31/99                $        42.85             14.30%

GROWTH AND INCOME FUND

Year Ended 12/31/03                $        29.18             26.27%
Year Ended 12/31/02                $        23.31            (17.81%)
11/1/01 Through 12/31/01^          $        28.83              7.09%(a)
Year Ended 10/31/01                $        26.95            (21.50%)
Year Ended 10/31/00                $        40.71              8.88%
Year Ended 10/31/99                $        43.65             12.82%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                   ----------------------------------------------------------------------------------------------
                                                                          RATIOS TO AVERAGE NET ASSETS: #
                                                 --------------------------------------------------------------------------------
                                                                                                                   NET INVESTMENT
                                                                                                 EXPENSES           INCOME (LOSS)
                                      NET ASSETS,                            NET                  WITHOUT                 WITHOUT
                                           END OF                     INVESTMENT                 WAIVERS,                WAIVERS,
                                           PERIOD          NET            INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                       (MILLIONS)     EXPENSES            (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
CAPITAL GROWTH FUND
Year Ended 12/31/03                $          412         1.35%            (1.05%)                   1.46%                  (1.16%)
Year Ended 12/31/02                $          330         1.35%            (1.13%)                   1.38%                  (1.16%)
11/01/01 Through 12/31/01^         $          495         1.35%            (0.40%)                   1.35%                  (0.40%)
Year Ended 10/31/01                $          426         1.35%            (0.47%)                   1.37%                  (0.49%)
Year Ended 10/31/00                $          523         1.35%            (0.32%)                   1.35%                  (0.32%)
Year Ended 10/31/99                $          577         1.30%            (0.48%)                   1.30%                  (0.48%)

GROWTH AND INCOME FUND

Year Ended 12/31/03                $          610         1.30%             0.83%                    1.45%                   0.68%
Year Ended 12/31/02                $          615         1.30%             0.81%                    1.44%                   0.67%
11/1/01 Through 12/31/01^          $          876         1.30%             0.62%                    1.30%                   0.62%
Year Ended 10/31/01                $          833         1.30%             0.59%                    1.32%                   0.57%
Year Ended 10/31/00                $        1,131         1.30%             0.23%                    1.30%                   0.23%
Year Ended 10/31/99                $        1,385         1.26%             0.41%                    1.26%                   0.41%

                                RATIOS/SUPPLEMENTAL DATA:
                                -------------------------
                                        PORTFOLIO
                                         TURNOVER
                                             RATE
CAPITAL GROWTH FUND
Year Ended 12/31/03                            68%
Year Ended 12/31/02                            93%(b)
11/01/01 Through 12/31/01^                      2%(a)(b)
Year Ended 10/31/01                            43%(b)
Year Ended 10/31/00                            66%(b)
Year Ended 10/31/99                            86%(b)

GROWTH AND INCOME FUND

Year Ended 12/31/03                            37%
Year Ended 12/31/02                            70%~
11/1/01 Through 12/31/01^                       0%(a)~
Year Ended 10/31/01                            12%~
Year Ended 10/31/00                            30%~
Year Ended 10/31/99                           125%~

CLASS A SHARES



                                            PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                $      12.14          (0.16)@         4.83            4.67
Year Ended 12/31/02                $      15.72          (0.18)         (3.40)          (3.58)
11/1/01 Through 12/31/01^          $      14.21          (0.03)          1.54            1.51
Year Ended 10/31/01                $      24.54          (0.24)         (6.71)          (6.95)
Year Ended 10/31/00                $      15.98          (0.22)@         8.78            8.56
Year Ended 10/31/99                $      12.79          (0.15)          3.34            3.19

MID CAP GROWTH FUND

Year Ended 12/31/03                $       3.57          (0.04)@         1.38            1.34
Year Ended 12/31/02                $       5.06          (0.05)@        (1.44)          (1.49)
10/1/01 Through 12/31/01^^         $       4.27          (0.01)          0.80            0.79
Year Ended 9/30/01                 $      12.51          (0.02)@        (8.06)          (8.08)
10/29/99* Through 9/30/00          $      10.00          (0.09)          2.60            2.51

MID CAP VALUE FUND

Year Ended 12/31/03                $      14.44           0.09@          4.25            4.34
Year Ended 12/31/02                $      14.10           0.07@          0.31            0.38
10/1/01 Through 12/31/01^^         $      13.43           0.02@          1.48            1.50
4/30/01** Through 9/30/01          $      14.24           0.04@         (0.85)          (0.81)

                                         PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                               LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                          --             --             --
Year Ended 12/31/02                          --             --             --
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                          --           3.38           3.38
Year Ended 10/31/00                          --             --             --
Year Ended 10/31/99                          --             --             --

MID CAP GROWTH FUND

Year Ended 12/31/03                          --             --             --
Year Ended 12/31/02                          --             --             --
10/1/01 Through 12/31/01^^                   --             --             --
Year Ended 9/30/01                           --           0.16           0.16
10/29/99* Through 9/30/00                    --             --             --

MID CAP VALUE FUND

Year Ended 12/31/03                        0.05           0.11           0.16
Year Ended 12/31/02                        0.03           0.01           0.04
10/1/01 Through 12/31/01^^                 0.08           0.75           0.83
4/30/01** Through 9/30/01                    --             --             --



  *  Commencement of operations.
 **  Commencement of offering of class of shares.
  ^  The Fund changed its fiscal year end from October 31 to December 31.
 ^^  The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                      NET ASSET
                                     VALUE, END           TOTAL
                                      OF PERIOD   RETURN (1)(a)
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                $      16.81           38.47%
Year Ended 12/31/02                $      12.14          (22.77%)
11/1/01 Through 12/31/01^          $      15.72           10.63%
Year Ended 10/31/01                $      14.21          (30.60%)
Year Ended 10/31/00                $      24.54           53.57%
Year Ended 10/31/99                $      15.98           24.94%

MID CAP GROWTH FUND

Year Ended 12/31/03                $       4.91           37.53%
Year Ended 12/31/02                $       3.57          (29.45%)
10/1/01 Through 12/31/01^^         $       5.06           18.50%
Year Ended 9/30/01                 $       4.27          (65.10%)
10/29/99* Through 9/30/00          $      12.51           25.12%

MID CAP VALUE FUND

Year Ended 12/31/03                $      18.62           30.07%
Year Ended 12/31/02                $      14.44            2.68%
10/1/01 Through 12/31/01^^         $      14.10           11.20%
4/30/01** Through 9/30/01          $      13.43           (5.69%)

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------------------------------------
                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                  ----------------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                    NET ASSETS,                           NET                 EXPENSES           INCOME (LOSS)
                                         END OF                    INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                         PERIOD            NET         INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                     (MILLIONS)       EXPENSES         (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                $         89           1.50%         (1.19%)                   1.86%                  (1.54%)
Year Ended 12/31/02                $         82           1.50%         (1.20%)                   1.82%                  (1.52%)
11/1/01 Through 12/31/01^          $        125           1.50%         (1.21%)                   1.63%                  (1.34%)
Year Ended 10/31/01                $        120           1.50%         (1.13%)                   1.64%                  (1.27%)
Year Ended 10/31/00                $        154           1.50%         (0.99%)                   1.76%                  (1.25%)
Year Ended 10/31/99                $         78           1.49%         (0.95%)                   1.89%                  (1.35%)

MID CAP GROWTH FUND

Year Ended 12/31/03                $         58           1.35%         (1.05%)                   1.77%                  (1.47%)
Year Ended 12/31/02                $         53           1.35%         (1.15%)                   1.62%                  (1.42%)
10/1/01 Through 12/31/01^^         $        101           1.35%         (0.84%)                   1.35%                  (0.84%)
Year Ended 9/30/01                 $         94           1.30%         (0.54%)                   1.30%                  (0.54%)
10/29/99* Through 9/30/00          $         33           1.16%         (0.68%)                   1.20%                  (0.72%)

MID CAP VALUE FUND

Year Ended 12/31/03                $        275           1.25%          0.51%                    1.65%                   0.11%
Year Ended 12/31/02                $         26           1.25%          0.50%                    1.70%                   0.05%
10/1/01 Through 12/31/01^^         $          5           1.25%          0.47%                    3.72%!!                (2.00%)
4/30/01** Through 9/30/01          $          2           1.30%          0.71%                   15.30%!!               (13.29%)!!

                               RATIOS/SUPPLEMENTAL DATA:
                               -------------------------
                                      PORTFOLIO
                                       TURNOVER
                                       RATE (a)
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                          55%
Year Ended 12/31/02                          52%
11/1/01 Through 12/31/01^                     8%
Year Ended 10/31/01                          57%
Year Ended 10/31/00                          87%
Year Ended 10/31/99                          92%

MID CAP GROWTH FUND

Year Ended 12/31/03                          69%
Year Ended 12/31/02                          39%
10/1/01 Through 12/31/01^^                  135%
Year Ended 9/30/01                          159%
10/29/99* Through 9/30/00                   147%

MID CAP VALUE FUND

Year Ended 12/31/03                          32%
Year Ended 12/31/02                          51%
10/1/01 Through 12/31/01^^                   15%
4/30/01** Through 9/30/01                    98%

CLASS A SHARES


                                                PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
DISCIPLINED EQUITY FUND

Year Ended 12/31/03                $      10.54           0.05           2.99            3.04
Year Ended 12/31/02                $      14.17           0.07@         (3.62)          (3.55)
9/28/01** Through 12/31/01         $      12.85           0.01@          1.39            1.40

DIVERSIFIED FUND

3/24/03** Through 12/31/03         $      10.77           0.09@          2.06            2.15

EQUITY GROWTH FUND

Year Ended 12/31/03                $      22.87          (0.04)@         4.73            4.69
Year Ended 12/31/02                $      31.87          (0.06)@        (8.94)          (9.00)
Year Ended 12/31/01                $      43.12          (0.18)@        (8.03)          (8.21)
Year Ended 12/31/00                $      67.85          (0.42)@       (16.14)         (16.56)
Year Ended 12/31/99                $      52.30          (0.29)@        16.75           16.46

EQUITY INCOME FUND

Year Ended 12/31/03                $      23.25           0.60@          4.75            5.35
Year Ended 12/31/02                $      30.57           0.25@         (6.71)          (6.46)
Year Ended 12/31/01                $      35.35           0.10@         (4.62)          (4.52)
Year Ended 12/31/00                $      49.83           0.17@         (2.66)          (2.49)
Year Ended 12/31/99                $      46.23           0.20@          5.63            5.83

U.S. EQUITY FUND~

Year Ended 12/31/03                $       7.61           0.04@          2.41            2.45
Year Ended 12/31/02                $      10.45           0.03          (2.84)          (2.81)
6/1/01 Through 12/31/01^           $      11.16           0.02@         (0.69)          (0.67)
9/15/00** Through 5/31/01          $      12.86           0.03          (1.72)          (1.69)

                                               PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------------
                                                     LESS DISTRIBUTIONS:
                                   ---------------------------------------------------------

                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL      RETURN OF          TOTAL
                                         INCOME          GAINS        CAPITAL  DISTRIBUTIONS
DISCIPLINED EQUITY FUND

Year Ended 12/31/03                        0.08             --             --+          0.08
Year Ended 12/31/02                        0.08             --             --           0.08
9/28/01** Through 12/31/01                 0.08             --             --           0.08

DIVERSIFIED FUND

3/24/03** Through 12/31/03                 0.13             --             --           0.13

EQUITY GROWTH FUND

Year Ended 12/31/03                          --             --             --             --
Year Ended 12/31/02                          --             --             --             --
Year Ended 12/31/01                          --           3.04             --           3.04
Year Ended 12/31/00                          --           8.17             --           8.17
Year Ended 12/31/99                          --           0.91             --           0.91

EQUITY INCOME FUND

Year Ended 12/31/03                        0.58             --           0.03           0.61
Year Ended 12/31/02                        0.29           0.57             --           0.86
Year Ended 12/31/01                        0.09           0.17             --           0.26
Year Ended 12/31/00                        0.18          11.81             --          11.99
Year Ended 12/31/99                        0.23           2.00             --           2.23

U.S. EQUITYFUND~

Year Ended 12/31/03                        0.05             --             --           0.05
Year Ended 12/31/02                        0.03             --             --           0.03
6/1/01 Through 12/31/01^                   0.02           0.02             --           0.04
9/15/00** Through 5/31/01                  0.01             --             --           0.01



 **  Commencement of offering of class of shares.
  ~ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
  ^ The Fund changed its fiscal year end from May 31 to December 31. @ Calculated based upon average shares outstanding.
  +  Amount rounds to less than $.005.
(a)  Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD    RETURN (a)(1)
DISCIPLINED EQUITY FUND

Year Ended 12/31/03                $      13.50          28.96%
Year Ended 12/31/02                $      10.54         (25.07%)
9/28/01** Through 12/31/01         $      14.17          10.93%

DIVERSIFIED FUND

3/24/03** Through 12/31/03         $      12.79          20.00%

EQUITY GROWTH FUND

Year Ended 12/31/03                $      27.56          20.51%
Year Ended 12/31/02                $      22.87         (28.24%)
Year Ended 12/31/01                $      31.87         (19.06%)
Year Ended 12/31/00                $      43.12         (23.85%)
Year Ended 12/31/99                $      67.85          31.54%

EQUITY INCOME FUND

Year Ended 12/31/03                $      27.99          23.38%
Year Ended 12/31/02                $      23.25         (21.34%)
Year Ended 12/31/01                $      30.57         (12.76%)
Year Ended 12/31/00                $      35.35          (4.09%)
Year Ended 12/31/99                $      49.83          12.70%

U.S. EQUITY FUND~

Year Ended 12/31/03                $      10.01          32.32%
Year Ended 12/31/02                $       7.61         (26.89%)
6/1/01 Through 12/31/01^           $      10.45          (5.96%)
9/15/00** Through 5/31/01          $      11.16         (13.10%)

                                                                    RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                                           RATIOS TO AVERAGE NET ASSETS: #
                                                     --------------------------------------------------------------------------
                                                                                                                 NET INVESTMENT
                                    NET ASSETS,                            NET                 EXPENSES           INCOME (LOSS)
                                         END OF                     INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                         PERIOD            NET          INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                     (MILLIONS)       EXPENSES          (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
DISCIPLINED EQUITY FUND

Year Ended 12/31/03                $          2           0.95%           0.74%                    2.31%                  (0.62%)
Year Ended 12/31/02                $          2           0.95%           0.60%                    2.23%                  (0.68%)
9/28/01** Through 12/31/01         $          2           0.95%           0.42%                   11.02%!!                (9.65%)!!

DIVERSIFIED FUND

3/24/03** Through 12/31/03         $         46           1.25%           1.04%                    1.70%                   0.59%

EQUITY GROWTH FUND

Year Ended 12/31/03                $         20           1.25%          (0.18%)                   2.09%                  (1.02%)
Year Ended 12/31/02                $         18           1.25%          (0.20%)                   2.26%                  (1.21%)
Year Ended 12/31/01                $         32           1.24%          (0.50%)                   1.58%                  (0.84%)
Year Ended 12/31/00                $         24           1.24%          (0.65%)                   1.64%                  (1.05%)
Year Ended 12/31/99                $         15           1.24%          (0.48%)                   2.34%                  (1.58%)

EQUITY INCOME FUND

Year Ended 12/31/03                $         15           1.25%           2.46%                    1.94%                   1.77%
Year Ended 12/31/02                $         15           1.25%           0.95%                    1.91%                   0.29%
Year Ended 12/31/01                $         28           1.25%           0.30%                    1.55%                   0.00%
Year Ended 12/31/00                $          5           1.25%           0.34%                    1.94%                  (0.35)
Year Ended 12/31/99                $          4           1.24%           0.42%                    3.33%!!                (1.67%)

U.S. EQUITY FUND~

Year Ended 12/31/03                $         50           1.05%           0.50%                    1.54%                   0.01%
Year Ended 12/31/02                $         29           1.05%           0.30%                    1.44%                  (0.09%)
6/1/01 Through 12/31/01^           $         54           1.05%           0.30%                    1.44%                  (0.09%)
9/15/00** Through 5/31/01          $          3           1.05%           0.22%                    7.05%!!                (5.78%)!!

                                  RATIOS/SUPPLEMENTAL DATA:
                                  -------------------------
                                        PORTFOLIO
                                         TURNOVER
                                         RATE (a)
DISCIPLINED EQUITY FUND

Year Ended 12/31/03                            77%
Year Ended 12/31/02                            74%
9/28/01** Through 12/31/01                     33%

DIVERSIFIED FUND

3/24/03** Through 12/31/03                    210%

EQUITY GROWTH FUND

Year Ended 12/31/03                            81%
Year Ended 12/31/02                            50%
Year Ended 12/31/01                            98%
Year Ended 12/31/00                            58%(g)
Year Ended 12/31/99                            15%(g)

EQUITY INCOME FUND

Year Ended 12/31/03                            17%
Year Ended 12/31/02                           167%
Year Ended 12/31/01                             4%
Year Ended 12/31/00                            15%
Year Ended 12/31/99                            16%

U.S. EQUITY FUND~

Year Ended 12/31/03                           101%
Year Ended 12/31/02                            83%
6/1/01 Through 12/31/01^                       48%
9/15/00** Through 5/31/01                      81%(u)



 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(g) Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.
(u) Prior to September 10, 2001, the invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

CLASS A SHARES



                                                PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
SMALL CAP EQUITY FUND

Year Ended 12/31/03                $      17.68          (0.15)@         6.58            6.43
Year Ended 12/31/02                $      21.53          (0.15)@        (3.57)          (3.72)
11/1/01 Through 12/31/01^          $      19.64          (0.03)@         1.92            1.89
Year Ended 10/31/01                $      27.89          (0.10)         (4.26)          (4.36)
Year Ended 10/31/00                $      22.77          (0.20)@         7.97            7.77
Year Ended 10/31/99                $      20.40          (0.13)@         2.67            2.54

SMALL CAP GROWTH FUND

Year Ended 12/31/03                $       5.50          (0.09)@         2.26            2.17
Year Ended 12/31/02                $       9.25          (0.09)@        (3.66)          (3.75)
10/1/01 Through 12/31/01^^         $       6.80          (0.01)          2.46            2.45
4/30/01** Through 9/30/01          $       9.20          (0.05)@        (2.35)          (2.40)

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                $      15.48            .10           4.86            4.96
Year Ended 12/31/02                $      20.86            .06          (2.63)          (2.57)
Year Ended 12/31/01                $      28.05            .02          (4.28)          (4.26)
Year Ended 12/31/00                $      28.83            .04            .10             .14
Year Ended 12/31/99                $      30.86            .08          (1.36)           1.28

                                         PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                               LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
SMALL CAP EQUITY FUND

Year Ended 12/31/03                $         --             --             --
Year Ended 12/31/02                $         --           0.13           0.13
11/1/01 Through 12/31/01^          $         --             --             --
Year Ended 10/31/01                $         --           3.89           3.89
Year Ended 10/31/00                $         --           2.65           2.65
Year Ended 10/31/99                $         --           0.17           0.17

SMALL CAP GROWTH FUND

Year Ended 12/31/03                $         --             --             --
Year Ended 12/31/02                $         --             --             --
10/1/01 Through 12/31/01^^         $         --             --             --
4/30/01** Through 9/30/01          $         --             --             --

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                $       (.10)         (3.72)         (3.82)
Year Ended 12/31/02                $       (.06)         (2.75)         (2.81)
Year Ended 12/31/01                $       (.02)         (2.91)         (2.93)
Year Ended 12/31/00                $       (.05)          (.87)          (.92)
Year Ended 12/31/99                $       (.08)          (.67)          (.75)



 **  Commencement of offering of class of shares.
  ^  The Fund changed its fiscal year end from October 31 to December 31.
 ^^  The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(a)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                       NET ASSET
                                      VALUE, END           TOTAL
                                       OF PERIOD   RETURN (1)(a)
SMALL CAP EQUITY FUND

Year Ended 12/31/03                 $      24.11           36.37%
Year Ended 12/31/02                 $      17.68          (17.30%)
11/1/01 Through 12/31/01^           $      21.53            9.62%
Year Ended 10/31/01                 $      19.64          (16.62%)
Year Ended 10/31/00                 $      27.89           37.10%
Year Ended 10/31/99                 $      22.77           12.49%

SMALL CAP GROWTH FUND

Year Ended 12/31/03                 $       7.67           39.45%
Year Ended 12/31/02                 $       5.50          (40.54%)
10/1/01 Through 12/31/01^^          $       9.25          (36.03%)
4/30/01** Through 9/30/01           $       6.80          (26.09%)

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                 $      16.62           32.63%
Year Ended 12/31/02                 $      15.48          (12.54%)
Year Ended 12/31/01                 $      20.86          (15.31%)
Year Ended 12/31/00                 $      28.05             .65%
Year Ended 12/31/99                 $      28.83           (4.15%)

                                                                           RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                  -----------------------------------------------------------------------------
                                                                                                                 NET INVESTMENT
                                    NET ASSETS,                            NET                 EXPENSES           INCOME (LOSS)
                                         END OF                     INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                         PERIOD          NET            INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                     (MILLIONS)      EXPENSES           (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

Year Ended 12/31/03                $         88           1.38%          (0.75%)                   1.65%                  (1.02%)
Year Ended 12/31/02                $         77           1.38%          (0.74%)                   1.40%                  (0.76%)
11/1/01 Through 12/31/01^          $         71           1.38%          (0.81%)                   1.38%                  (0.81%)
Year Ended 10/31/01                $         67           1.39%          (0.80%)                   1.40%                  (0.81%)
Year Ended 10/31/00                $         93           1.44%          (0.77%)                   1.44%                  (0.77%)
Year Ended 10/31/99                $         98           1.40%          (0.59%)                   1.40%                  (0.59%)

SMALL CAP GROWTH FUND

Year Ended 12/31/03                $          1           1.60%          (1.30%)                  15.48%!!               (15.18%)!!
Year Ended 12/31/02                $          1           1.60%          (1.39%)                  21.25%!!               (21.04%)!!
10/1/01 Through 12/31/01^^         $         --+          1.54%          (1.27%)                  12.17%!!               (11.90%)!!
4/30/01** Through 9/30/01          $         --+          1.60%          (1.37%)                  11.04%!!               (10.81%)!!

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                $     39,014           1.41%            .64%                    1.65%                    .40%
Year Ended 12/31/02                $     31,796           1.46%            .42%                     N/A                     N/A
Year Ended 12/31/01                $     51,253           1.39%            .09%                     N/A                     N/A
Year Ended 12/31/00                $     62,075           1.25%            .21%                     N/A                     N/A
Year Ended 12/31/99                $     69,741           1.18%            .30%                     N/A                     N/A

                                   RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------
                                           PORTFOLIO
                                            TURNOVER
                                            RATE (a)
------------------------------------------------------------
SMALL CAP EQUITY FUND

Year Ended 12/31/03                               38%
Year Ended 12/31/02                               51%
11/1/01 Through 12/31/01^                          6%
Year Ended 10/31/01                               47%
Year Ended 10/31/00                               75%
Year Ended 10/31/99                               92%

SMALL CAP GROWTH FUND

Year Ended 12/31/03                              143%
Year Ended 12/31/02                               76%
10/1/01 Through 12/31/01^^                        25%
4/30/01** Through 9/30/01                         71%

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                            60.83%
Year Ended 12/31/02                            51.20%
Year Ended 12/31/01                            14.42%
Year Ended 12/31/00                            11.73%
Year Ended 12/31/99                             8.07%

CLASS B SHARES



                                                PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
CAPITAL GROWTH FUND

Year Ended 12/31/03                $      27.13          (0.48)@        10.02            9.54
Year Ended 12/31/02                $      38.24          (0.65)@       (10.20)         (10.85)
11/1/01 Through 12/31/01^          $      33.75          (0.06)          4.55            4.49
Year Ended 10/31/01                $      46.20          (0.38)@        (6.59)          (6.97)
Year Ended 10/31/00                $      41.67          (0.35)@         9.79            9.44
Year Ended 10/31/99                $      40.38          (0.40)@         5.61            5.21

GROWTH AND INCOME FUND

Year Ended 12/31/03                $      22.91           0.08@          5.78            5.86
Year Ended 12/31/02                $      28.32           0.08@         (5.21)          (5.13)
11/1/01 Through 12/31/01^          $      26.48           0.01           1.83            1.84
Year Ended 10/31/01                $      40.09           0.02          (7.89)          (7.87)
Year Ended 10/31/00                $      43.25          (0.11)@         3.26            3.15
Year Ended 10/31/99                $      42.92          (0.04)@         5.04            5.00

                                         PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                                LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
CAPITAL GROWTH FUND

Year Ended 12/31/03                          --           1.40           1.40
Year Ended 12/31/02                          --           0.26           0.26
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                          --           5.48           5.48
Year Ended 10/31/00                          --           4.91           4.91
Year Ended 10/31/99                          --           3.92           3.92

GROWTH AND INCOME FUND

Year Ended 12/31/03                        0.10             --           0.10
Year Ended 12/31/02                        0.07           0.21           0.28
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                        0.04           5.70           5.74
Year Ended 10/31/00                          --           6.31           6.31
Year Ended 10/31/99                          --           4.67           4.67



  ^  The Fund changed its fiscal year end from October 31 to December 31.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized.
  @  Calculated based upon average shares outstanding.
  #  Short periods have been annualized.
(b) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD     RETURN (1)
CAPITAL GROWTH FUND

Year Ended 12/31/03                $      35.27          35.37%
Year Ended 12/31/02                $      27.13         (28.39%)
11/1/01 Through 12/31/01^          $      38.24          13.30%(a)
Year Ended 10/31/01                $      33.75         (16.30%)
Year Ended 10/31/00                $      46.20          25.21%
Year Ended 10/31/99                $      41.67          13.71%

GROWTH AND INCOME FUND

Year Ended 12/31/03                $      28.67          25.66%
Year Ended 12/31/02                $      22.91         (18.21%)
11/1/01 Through 12/31/01^          $      28.32           6.95%(a)
Year Ended 10/31/01                $      26.48         (21.90%)
Year Ended 10/31/00                $      40.09           8.32%
Year Ended 10/31/99                $      43.25          12.29%

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                                          RATIOS TO AVERAGE NET ASSETS: #
                                                  -----------------------------------------------------------------------------
                                                                                                                 NET INVESTMENT
                                                                                               EXPENSES           INCOME (LOSS)
                                    NET ASSETS,                            NET                  WITHOUT                 WITHOUT
                                         END OF                     INVESTMENT                 WAIVERS,                WAIVERS,
                                         PERIOD            NET          INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                     (MILLIONS)       EXPENSES          (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
CAPITAL GROWTH FUND

Year Ended 12/31/03                $         61           1.85%          (1.55%)                   1.96%                  (1.66%)
Year Ended 12/31/02                $         59           1.85%          (1.64%)                   1.89%                  (1.68%)
11/1/01 Through 12/31/01^          $        170           1.85%          (0.93%)                   1.85%                  (0.93%)
Year Ended 10/31/01                $        164           1.85%          (0.97%)                   1.87%                  (0.99%)
Year Ended 10/31/00                $        318           1.85%          (0.82%)                   1.85%                  (0.82%)
Year Ended 10/31/99                $        338           1.80%          (0.98%)                   1.80%                  (0.98%)

GROWTH AND INCOME FUND

Year Ended 12/31/03                $         76           1.80%           0.32%                    2.00%                   0.12%
Year Ended 12/31/02                $         85           1.80%           0.30%                    1.95%                   0.15%
11/1/01 Through 12/31/01^          $        180           1.80%           0.12%                    1.80%                   0.12%
Year Ended 10/31/01                $        185           1.80%           0.10%                    1.82%                   0.08%
Year Ended 10/31/00                $        409           1.80%          (0.27%)                   1.80%                  (0.27%)
Year Ended 10/31/99                $        528           1.76%          (0.09%)                   1.76%                  (0.09%)

                                RATIOS/SUPPLEMENTAL DATA:
                                --------------------------
                                        PORTFOLIO
                                         TURNOVER
                                             RATE
CAPITAL GROWTH FUND

Year Ended 12/31/03                            68%
Year Ended 12/31/02                            93%(b)
11/1/01 Through 12/31/01^                       2%(a)(b)
Year Ended 10/31/01                            43%(b)
Year Ended 10/31/00                            66%(b)
Year Ended 10/31/99                            86%(b)

GROWTH AND INCOME FUND

Year Ended 12/31/03                            37%
Year Ended 12/31/02                            70%
11/1/01 Through 12/31/01^                       0%(a)
Year Ended 10/31/01                            12%
Year Ended 10/31/00                            30%
Year Ended 10/31/99                           125%

CLASS B SHARES


                                               PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                $      11.63          (0.24)@         4.62            4.38
Year Ended 12/31/02                $      15.16          (0.27)         (3.26)          (3.53)
11/1/01 Through 12/31/01^          $      13.72          (0.04)          1.48            1.44
Year Ended 10/31/01                $      23.96          (0.23)         (6.63)          (6.86)
Year Ended 10/31/00                $      15.71          (0.40)@         8.65            8.25
Year Ended 10/31/99                $      12.67          (0.27)          3.31            3.04

MID CAP GROWTH FUND

Year Ended 12/31/03                $       3.49          (0.07)@         1.35            1.28
Year Ended 12/31/02                $       4.99          (0.08)@        (1.42)          (1.50)
10/1/01 Through 12/31/01^^         $       4.22          (0.02)          0.79            0.77
Year Ended 9/30/01                 $      12.43          (0.07)@        (7.98)          (8.05)
10/29/99* Through 9/30/00          $      10.00          (0.17)          2.60            2.43

MID CAP VALUE FUND

Year Ended 12/31/03                $      14.32          (0.03)@         4.19            4.16
Year Ended 12/31/02                $      14.06          (0.04)@         0.31            0.27
10/1/01 Through 12/31/01^^         $      13.40          (0.01)@         1.47            1.46
4/30/01** Through 9/30/01          $      14.24             --@         (0.84)          (0.84)

                                         PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                               LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                          --             --             --
Year Ended 12/31/02                          --             --             --
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                          --           3.38           3.38
Year Ended 10/31/00                          --             --             --
Year Ended 10/31/99                          --             --             --

MID CAP GROWTH FUND

Year Ended 12/31/03                          --             --             --
Year Ended 12/31/02                          --             --             --
10/1/01 Through 12/31/01^^                   --             --             --
Year Ended 9/30/01                           --           0.16           0.16
10/29/99* Through 9/30/00                    --             --             --

MID CAP VALUE FUND

Year Ended 12/31/03                          --           0.11           0.11
Year Ended 12/31/02                          --           0.01           0.01
10/1/01 Through 12/31/01^^                 0.05           0.75           0.80
4/30/01** Through 9/30/01                    --             --             --



*    Commencement of operations.
**   Commencement of offering of class of shares.
^    The Fund changed its fiscal year end from October 31 to December 31.
^^   The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized for periods less than one year.
#    Short periods have been annualized.
!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                PER SHARE OPERATING PERFORMANCE:
                                --------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD  RETURN (1)(a)
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                $      16.01          37.66%
Year Ended 12/31/02                $      11.63         (23.28%)
11/1/01 Through 12/31/01^          $      15.16          10.50%
Year Ended 10/31/01                $      13.72         (31.02%)
Year Ended 10/31/00                $      23.96          52.51%
Year Ended 10/31/99                $      15.71          23.99%

MID CAP GROWTH FUND

Year Ended 12/31/03                $       4.77          36.68%
Year Ended 12/31/02                $       3.49         (30.06%)
10/1/01 Through 12/31/01^^         $       4.99          18.25%
Year Ended 9/30/01                 $       4.22         (65.30%)
10/29/99* Through 9/30/00          $      12.43          24.31%

MID CAP VALUE FUND

Year Ended 12/31/03                $      18.37          29.06%
Year Ended 12/31/02                $      14.32           1.94%
10/1/01 Through 12/31/01^^         $      14.06          10.94%
4/30/01** Through 9/30/01          $      13.40          (5.90%)

                                                                   PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------------------------------------------------------------------
                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                  -----------------------------------------------------------------------------
                                                                                                                 NET INVESTMENT
                                    NET ASSETS,                            NET                 EXPENSES           INCOME (LOSS)
                                         END OF                     INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                         PERIOD            NET          INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                      (MILLIONS)      EXPENSES          (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                $         63           2.12%          (1.81%)                   2.35%                  (2.05%)
Year Ended 12/31/02                $         48           2.12%          (1.82%)                   2.32%                  (2.02%)
11/1/01 Through 12/31/01^          $         72           2.12%          (1.83%)                   2.12%                  (1.83%)
Year Ended 10/31/01                $         67           2.13%          (1.75%)                   2.14%                  (1.76%)
Year Ended 10/31/00                $        110           2.20%          (1.69%)                   2.26%                  (1.75%)
Year Ended 10/31/99                $         66           2.23%          (1.69%)                   2.39%                  (1.85%)

MID CAP GROWTH FUND

Year Ended 12/31/03                $          3           2.05%          (1.75%)                   2.33%                  (2.03%)
Year Ended 12/31/02                $          3           2.05%          (1.85%)                   2.32%                  (2.12%)
10/1/01 Through 12/31/01^^         $          5           2.05%          (1.53%)                   2.05%                  (1.53%)
Year Ended 9/30/01                 $          6           2.00%          (1.22%)                   2.00%                  (1.22%)
10/29/99* Through 9/30/00          $         25           1.86%          (1.38%)                   1.91%                  (1.43%)

MID CAP VALUE FUND

Year Ended 12/31/03                $         68           1.95%          (0.21%)                   2.19%                  (0.45%)
Year Ended 12/31/02                $         14           2.00%          (0.27%)                   2.49%                  (0.76%)
10/1/01 Through 12/31/01^^         $          3           1.99%          (0.27%)                   4.47%!!                (2.75%)
4/30/01** Through 9/30/01          $          1           2.03%           0.01%                   16.00%!!               (13.96%)!!

                                RATIOS/SUPPLEMENTAL DATA:
                                -------------------------
                                       PORTFOLIO
                                        TURNOVER
                                        RATE (a)
DYNAMIC SMALL CAP FUND

Year Ended 12/31/03                           55%
Year Ended 12/31/02                           52%
11/1/01 Through 12/31/01^                      8%
Year Ended 10/31/01                           57%
Year Ended 10/31/00                           87%
Year Ended 10/31/99                           92%

MID CAP GROWTH FUND

Year Ended 12/31/03                           69%
Year Ended 12/31/02                           39%
10/1/01 Through 12/31/01^^                   135%
Year Ended 9/30/01                           159%
10/29/99* Through 9/30/00                    147%

MID CAP VALUE FUND

Year Ended 12/31/03                           32%
Year Ended 12/31/02                           51%
10/1/01 Through 12/31/01^^                    15%
4/30/01** Through 9/30/01                     98%

CLASS B SHARES



                                                 PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
SMALL CAP EQUITY FUND

Year Ended 12/31/03                $      16.50          (0.27)@         6.11            5.84
Year Ended 12/31/02                $      20.26          (0.29)@        (3.34)          (3.63)
11/1/01 Through 12/31/01^          $      18.50          (0.05)@         1.81            1.76
Year Ended 10/31/01                $      26.73          (0.09)         (4.25)          (4.34)
Year Ended 10/31/00                $      22.06          (0.37)@         7.69            7.32
Year Ended 10/31/99                $      19.91          (0.28)@         2.60            2.32

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                $      15.40          (.01)@          4.78            4.77
Year Ended 12/31/02                $      20.86          (.08)@         (2.63)          (2.71)

                                         PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                               LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
SMALL CAP EQUITY FUND

Year Ended 12/31/03                          --             --             --
Year Ended 12/31/02                          --           0.13           0.13
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                          --           3.89           3.89
Year Ended 10/31/00                          --           2.65           2.65
Year Ended 10/31/99                          --           0.17           0.17

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                          --          (3.72)         (3.72)
Year Ended 12/31/02                          --          (2.75)         (2.75)



  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD   RETURN (1)(a)
SMALL CAP EQUITY FUND

Year Ended 12/31/03                $      22.34          35.39%
Year Ended 12/31/02                $      16.50         (17.94%)
11/1/01 Through 12/31/01^          $      20.26           9.51%
Year Ended 10/31/01                $      18.50         (17.37%)
Year Ended 10/31/00                $      26.73          36.17%
Year Ended 10/31/99                $      22.06          11.69%

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                $      16.45          31.56%
Year Ended 12/31/02                $      15.40         (13.21%)

                                                                    RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                                          RATIOS TO AVERAGE NET ASSETS: #
                                                  -----------------------------------------------------------------------------
                                                                                                                 NET INVESTMENT
                                    NET ASSETS,                            NET                 EXPENSES           INCOME (LOSS)
                                         END OF                     INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                         PERIOD            NET          INCOME           REIMBURSEMENTS          REIMBURSEMENTS
                                     (MILLIONS)       EXPENSES          (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS
SMALL CAP EQUITY FUND

Year Ended 12/31/03                $         22           2.12%          (1.49%)                   2.21%                  (1.58%)
Year Ended 12/31/02                $         23           2.12%          (1.50%)                   2.16%                  (1.54%)
11/1/01 Through 12/31/01^          $         42           2.12%          (1.55%)                   2.12%                  (1.55%)
Year Ended 10/31/01                $         39           2.13%          (1.54%)                   2.14%                  (1.55%)
Year Ended 10/31/00                $         57           2.17%          (1.50%)                   2.17%                  (1.50%)
Year Ended 10/31/99                $         57           2.12%          (1.31%)                   2.12%                  (1.31%)

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                $         98           2.14%           (.08%)                   2.38%                   (.32%)
Year Ended 12/31/02                $         14           2.45%           (.40%)                    N/A                     N/A

                                RATIOS/SUPPLEMENTAL DATA:
                                -------------------------
                                       PORTFOLIO
                                        TURNOVER
                                        RATE (a)
SMALL CAP EQUITY FUND

Year Ended 12/31/03                           38%
Year Ended 12/31/02                           51%
11/1/01 Through 12/31/01^                      6%
Year Ended 10/31/01                           47%
Year Ended 10/31/00                           75%
Year Ended 10/31/99                           92%

VALUE OPPORTUNITIES FUND

Year Ended 12/31/03                        60.83%
Year Ended 12/31/02                        51.20%

CLASS B SHARES



                                                    PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
DIVERSIFIED FUND
3/24/03** Through 12/31/03         $      10.77           0.03@           2.06            2.09


EQUITY GROWTH FUND
Year Ended 12/31/03                $      22.58          (0.22)@         4.64            4.42
Year Ended 12/31/02                $      31.68          (0.26)@        (8.84)          (9.10)
2/16/01** Through 12/31/01         $      41.84          (0.36)@        (6.76)          (7.12)


EQUITY INCOME FUND
Year Ended 12/31/03                $      23.21           0.48@          4.73            5.21
Year Ended 12/31/02                $      30.54           0.12@         (6.70)          (6.58)
2/16/01** Through 12/31/01         $      34.41          (0.06)@        (3.64)          (3.70)


U.S. EQUITY FUND
Year Ended 12/31/03                $       7.58          (0.02)@         2.39            2.37
Year Ended 12/31/02                $      10.43          (0.04)         (2.81)          (2.85)
9/10/01** Through 12/31/01         $       9.67          (0.01)@         0.79            0.78

                                                    PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                             LESS DISTRIBUTIONS:
                                   ----------------------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL      RETURN OF           TOTAL
                                         INCOME          GAINS        CAPITAL   DISTRIBUTIONS
DIVERSIFIED FUND
3/24/03** Through 12/31/03                 0.07             --             --            0.07


EQUITY GROWTH FUND
Year Ended 12/31/03                          --             --             --              --
Year Ended 12/31/02                          --             --             --              --
2/16/01** Through 12/31/01                   --           3.04             --            3.04


EQUITY INCOME FUND
Year Ended 12/31/03                        0.44             --           0.03            0.47
Year Ended 12/31/02                        0.18           0.57             --            0.75
2/16/01** Through 12/31/01                   --           0.17             --            0.17


U.S. EQUITY FUND
Year Ended 12/31/03                          --+             --             --             --+
Year Ended 12/31/02                          --             --             --              --
9/10/01** Through 12/31/01                   --           0.02             --            0.02



 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  +  Amount is less than $.005.
(a)  Not annualized for periods less than one year.

                                  PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD  RETURN (a)(1)
DIVERSIFIED FUND
3/24/03** Through 12/31/03         $      12.79          19.42%


EQUITY GROWTH FUND
Year Ended 12/31/03                $      27.00          19.57%
Year Ended 12/31/02                $      22.58         (28.72%)
2/16/01** Through 12/31/01         $      31.68         (17.07%)


EQUITY INCOME FUND
Year Ended 12/31/03                $      27.95          22.70%
Year Ended 12/31/02                $      23.21         (21.74%)
2/16/01** Through 12/31/01         $      30.54         (10.74%)


U.S. EQUITY FUND
Year Ended 12/31/03                $       9.95          31.29%
Year Ended 12/31/02                $       7.58         (27.31%)
9/10/01** Through 12/31/01         $      10.43           8.07%

                                          RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                  ---------------------------
                                    NET ASSETS,                           NET
                                         END OF                    INVESTMENT
                                         PERIOD            NET         INCOME
                                     (MILLIONS)       EXPENSES         (LOSS)
DIVERSIFIED FUND
3/24/03** Through 12/31/03         $         14           1.93%          0.35%


EQUITY GROWTH FUND
Year Ended 12/31/03                $          9           1.98%         (0.91%)
Year Ended 12/31/02                $          9           1.98%         (0.92%)
2/16/01** Through 12/31/01         $         15           1.99%         (1.24%)


EQUITY INCOME FUND
Year Ended 12/31/03                $          9           1.75%          1.95%
Year Ended 12/31/02                $          8           1.75%          0.45%
2/16/01** Through 12/31/01         $         14           1.75%         (0.20%)


U.S. EQUITY FUND
Year Ended 12/31/03                $         29           1.75%         (0.20%)
Year Ended 12/31/02                $         11           1.75%         (0.40%)
9/10/01** Through 12/31/01         $         19           1.75%         (0.40%)

                                                       RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------
                                                  RATIOS TO AVERAGE NET ASSETS: #
                                   ----------------------------------------------
                                                                 NET INVESTMENT
                                               EXPENSES           INCOME (LOSS)
                                       WITHOUT WAIVERS,        WITHOUT WAIVERS,        PORTFOLIO
                                         REIMBURSEMENTS          REIMBURSEMENTS         TURNOVER
                                   AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (A)
DIVERSIFIED FUND
3/24/03** Through 12/31/03                         2.20%                   0.08%             210%


EQUITY GROWTH FUND
Year Ended 12/31/03                                2.59%                  (1.52%)             81%
Year Ended 12/31/02                                2.75%                  (1.69%)             50%
2/16/01** Through 12/31/01                         2.10%                  (1.35%)             98%


EQUITY INCOME FUND
Year Ended 12/31/03                                2.43%                   1.27%              17%
Year Ended 12/31/02                                2.42%                  (0.22%)            167%
2/16/01** Through 12/31/01                         2.06%                  (0.51%)              4%


U.S. EQUITY FUND
Year Ended 12/31/03                                2.04%                  (0.49%)            101%
Year Ended 12/31/02                                1.93%                  (0.58%)             83%
9/10/01** Through 12/31/01                         1.85%                  (0.50%)             48%



(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.

CLASS C SHARES



                                                    PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD          (LOSS)    UNREALIZED)     OPERATIONS
CAPITAL GROWTH FUND
Year Ended 12/31/03                $      26.83          (0.47)@         9.85            9.38
Year Ended 12/31/02                $      37.82          (0.53)@       (10.20)         (10.73)
11/1/01 Through 12/31/01^          $      33.38          (0.05)          4.49            4.44
Year Ended 10/31/01                $      45.76          (0.37)@        (6.53)          (6.90)
Year Ended 10/31/00                $      41.31          (0.35)@         9.71            9.36
Year Ended 10/31/99                $      40.03          (0.39)@         5.59            5.20


GROWTH AND INCOME FUND
Year Ended 12/31/03                $      22.19           0.08@          5.59            5.67
Year Ended 12/31/02                $      27.47           0.08@         (5.06)          (4.98)
11/1/01 Through 12/31/01^          $      25.68           0.01           1.78            1.79
Year Ended 10/31/01                $      39.10           0.05          (7.70)          (7.65)
Year Ended 10/31/00                $      42.34          (0.11)@         3.18            3.07
Year Ended 10/31/99                $      42.13          (0.03)@         4.94            4.91

                                        PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                                LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
CAPITAL GROWTH FUND
Year Ended 12/31/03                          --           1.40           1.40
Year Ended 12/31/02                          --           0.26           0.26
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                          --           5.48           5.48
Year Ended 10/31/00                          --           4.91           4.91
Year Ended 10/31/99                          --           3.92           3.92


GROWTH AND INCOME FUND
Year Ended 12/31/03                        0.12             --           0.12
Year Ended 12/31/02                        0.09           0.21           0.30
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                        0.07           5.70           5.77
Year Ended 10/31/00                          --           6.31           6.31
Year Ended 10/31/99                        0.03           4.67           4.70


  ^  The Fund changed its fiscal year end from October 31 to December 31.

(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized.

  @  Calculated based upon average shares outstanding.

  #  Short periods have been annualized.
(b) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.

                                  PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD      RETURN (1)
CAPITAL GROWTH FUND
Year Ended 12/31/03                $      34.81          35.17%
Year Ended 12/31/02                $      26.83         (28.39%)
11/1/01 Through 12/31/01^          $      37.82          13.30%(a)
Year Ended 10/31/01                $      33.38         (16.30%)
Year Ended 10/31/00                $      45.76          25.25%
Year Ended 10/31/99                $      41.31          13.81%


GROWTH AND INCOME FUND
Year Ended 12/31/03                $      27.74          25.64%
Year Ended 12/31/02                $      22.19         (18.21%)
11/1/01 Through 12/31/01^          $      27.47           6.97%(a)
Year Ended 10/31/01                $      25.68         (21.89%)
Year Ended 10/31/00                $      39.10           8.31%
Year Ended 10/31/99                $      42.34          12.29%

                                          RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                  ---------------------------
                                    NET ASSETS,                           NET
                                         END OF                    INVESTMENT
                                         PERIOD            NET         INCOME
                                     (MILLIONS)      EXPENSES         (LOSS)
CAPITAL GROWTH FUND
Year Ended 12/31/03                $          4           1.85%         (1.55%)
Year Ended 12/31/02                $          3           1.85%         (1.63%)
11/1/01 Through 12/31/01^          $          5           1.85%         (0.91%)
Year Ended 10/31/01                $          4           1.85%         (0.97%)
Year Ended 10/31/00                $          5           1.85%         (0.82%)
Year Ended 10/31/99                $          6           1.80%         (0.97%)


GROWTH AND INCOME FUND
Year Ended 12/31/03                $          6           1.80%          0.32%
Year Ended 12/31/02                $          5           1.80%          0.31%
11/1/01 Through 12/31/01^          $          7           1.80%          0.12%
Year Ended 10/31/01                $          7           1.80%          0.09%
Year Ended 10/31/00                $          9           1.80%         (0.27%)
Year Ended 10/31/99                $         10           1.76%         (0.07%)

                                                       RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------
                                                  RATIOS TO AVERAGE NET ASSETS: #
                                   ----------------------------------------------
                                                                  NET INVESTMENT
                                                EXPENSES           INCOME (LOSS)
                                                 WITHOUT                 WITHOUT
                                                WAIVERS,                WAIVERS,        PORTFOLIO
                                          REIMBURSEMENTS          REIMBURSEMENTS         TURNOVER
                                   AND EARNINGS CREDITS    AND EARNINGS CREDITS           RATE ~
CAPITAL GROWTH FUND
Year Ended 12/31/03                                 1.96%                  (1.66%)             68%
Year Ended 12/31/02                                 1.88%                  (1.66%)             93%(b)
11/1/01 Through 12/31/01^                           1.85%                  (0.91%)              2%(a)(b)
Year Ended 10/31/01                                 1.87%                  (0.99%)             43%(b)
Year Ended 10/31/00                                 1.85%                  (0.82%)             66%(b)
Year Ended 10/31/99                                 1.80%                  (0.97%)             86%(b)


GROWTH AND INCOME FUND
Year Ended 12/31/03                                 2.00%                   0.12%              37%
Year Ended 12/31/02                                 1.94%                   0.17%              70%~
11/1/01 Through 12/31/01^                           1.80%                   0.12%               0%(a)~
Year Ended 10/31/01                                 1.82%                   0.07%              12%~
Year Ended 10/31/00                                 1.80%                  (0.27%)             30%~
Year Ended 10/31/99                                 1.76%                  (0.07%)            125%~

CLASS C SHARES



                                                    PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD          (LOSS)   UNREALIZED)      OPERATIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                $      11.61          (0.25)@         4.62            4.37
Year Ended 12/31/02                $      15.13          (0.21)         (3.31)          (3.52)
11/1/01 Through 12/31/01^          $      13.70          (0.04)          1.47            1.43
Year Ended 10/31/01                $      23.93          (0.23)         (6.62)          (6.85)
Year Ended 10/31/00                $      15.69          (0.35)@         8.59            8.24
Year Ended 10/31/99                $      12.66          (0.26)          3.29            3.03


MID CAP VALUE FUND
Year Ended 12/31/03                $      14.35         (0.03)@          4.20            4.17
Year Ended 12/31/02                $      14.09         (0.04)@          0.31            0.27
10/1/01 Through 12/31/01^^         $      13.41         (0.01)@          1.48            1.47
4/30/01** Through 9/30/01          $      14.24             --@         (0.83)          (0.83)

                                        PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                                LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL          TOTAL
                                         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                          --             --             --
Year Ended 12/31/02                          --             --             --
11/1/01 Through 12/31/01^                    --             --             --
Year Ended 10/31/01                          --           3.38           3.38
Year Ended 10/31/00                          --             --             --
Year Ended 10/31/99                          --             --             --


MID CAP VALUE FUND
Year Ended 12/31/03                          --(b)        0.11           0.11
Year Ended 12/31/02                          --           0.01           0.01
10/1/01 Through 12/31/01^^                 0.04           0.75           0.79
4/30/01** Through 9/30/01                    --             --             --



 **  Commencement of offering of class of shares.
  ^  The Fund changed its fiscal year end from October 31 to December 31.
 ^^  The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(b)  Amount is less than .005.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                  PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD   RETURN (1)(a)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                $      15.98          37.64%
Year Ended 12/31/02                $      11.61         (23.26%)
11/1/01 Through 12/31/01^          $      15.13          10.44%
Year Ended 10/31/01                $      13.70         (31.02%)
Year Ended 10/31/00                $      23.93          52.52%
Year Ended 10/31/99                $      15.69          23.93%


MID CAP VALUE FUND
Year Ended 12/31/03                $      18.41          29.09%
Year Ended 12/31/02                $      14.35           1.94%
10/1/01 Through 12/31/01^^         $      14.09          11.05%
4/30/01** Through 9/30/01          $      13.41          (5.83%)

                                          RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                  ---------------------------
                                    NET ASSETS,                           NET
                                         END OF                    INVESTMENT
                                         PERIOD            NET         INCOME
                                     (MILLIONS)       EXPENSES         (LOSS)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                $         23           2.12%         (1.82%)
Year Ended 12/31/02                $         10           2.12%         (1.82%)
11/1/01 Through 12/31/01^          $         11           2.12%         (1.83%)
Year Ended 10/31/01                $         10           2.13%         (1.76%)
Year Ended 10/31/00                $         14           2.20%         (1.69%)
Year Ended 10/31/99                $          6           2.23%         (1.69%)


MID CAP VALUE FUND
Year Ended 12/31/03                $        103           1.95%         (0.19%)
Year Ended 12/31/02                $          9           2.00%         (0.28%)
10/1/01 Through 12/31/01^^         $          3           1.99%         (0.30%)
4/30/01** Through 9/30/01          $          2           2.04%          0.03%

                                                       RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------
                                                  RATIOS TO AVERAGE NET ASSETS: #
                                   ----------------------------------------------
                                                                   NET INVESTMENT
                                               EXPENSES           INCOME (LOSS)
                                       WITHOUT WAIVERS,        WITHOUT WAIVERS,        PORTFOLIO
                                         REIMBURSEMENTS          REIMBURSEMENTS         TURNOVER
                                   AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (A)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                                2.35%                  (2.04%)             55%
Year Ended 12/31/02                                2.32%                  (2.02%)             52%
11/1/01 Through 12/31/01^                          2.12%                  (1.83%)              8%
Year Ended 10/31/01                                2.14%                  (1.77%)             57%
Year Ended 10/31/00                                2.26%                  (1.75%)             87%
Year Ended 10/31/99                                2.39%                  (1.85%)             92%


MID CAP VALUE FUND
Year Ended 12/31/03                                2.19%                  (0.43%)             32%
Year Ended 12/31/02                                2.51%                  (0.79%)             51%
10/1/01 Through 12/31/01^^                         4.48%!!                (2.79%)             15%
4/30/01** Through 9/30/01                         15.95%!!               (13.88%)!!           98%

CLASS C SHARES



                                                    PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                  -------------------------------------------
                                                                    NET GAINS
                                                                 OR LOSSES ON
                                      NET ASSET            NET     SECURITIES
                                         VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                      BEGINNING         INCOME   REALIZED AND      INVESTMENT
                                      OF PERIOD         (LOSS)    UNREALIZED)      OPERATIONS
DIVERSIFIED FUND
3/24/03** Through 12/31/03         $      10.77           0.03@          2.07            2.10


EQUITY GROWTH FUND
Year Ended 12/31/03                $      22.56         (0.22)@          4.64            4.42
Year Ended 12/31/02                $      31.64         (0.28)@         (8.80)          (9.08)
2/16/01** Through 12/31/01         $      41.84         (0.37)@         (6.79)          (7.16)


EQUITY INCOME FUND
Year Ended 12/31/03                $      23.20           0.48@          4.73            5.21
Year Ended 12/31/02                $      30.53           0.13@         (6.71)          (6.58)
2/16/01** Through 12/31/01         $      34.41         (0.05)@         (3.66)          (3.71)


U.S. EQUITY FUND
Year Ended 12/31/03                $       7.58         (0.02)@          2.39            2.37
Year Ended 12/31/02                $      10.44         (0.05)          (2.81)          (2.86)
9/10/01** Through 12/31/01         $       9.67         (0.01)@          0.80            0.79

                                        PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                                LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                      DIVIDENDS
                                       FROM NET  DISTRIBUTIONS
                                     INVESTMENT   FROM CAPITAL      RETURN OF           TOTAL
                                         INCOME          GAINS        CAPITAL   DISTRIBUTIONS
DIVERSIFIED FUND
3/24/03** Through 12/31/03                 0.07             --             --            0.07


EQUITY GROWTH FUND
Year Ended 12/31/03                          --             --             --              --
Year Ended 12/31/02                          --             --             --              --
2/16/01** Through 12/31/01                   --           3.04             --            3.04


EQUITY INCOME FUND
Year Ended 12/31/03                        0.45             --           0.03            0.48
Year Ended 12/31/02                        0.18           0.57             --            0.75
2/16/01** Through 12/31/01                   --           0.17             --            0.17


U.S. EQUITY FUND
Year Ended 12/31/03                          --+            --             --              --+
Year Ended 12/31/02                          --             --             --              --
9/10/01** Through 12/31/01                   --           0.02             --            0.02



 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  +  Amount rounds to less than $.005.
(a)  Not annualized for periods less than one year.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.

                                  PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------
                                      NET ASSET
                                     VALUE, END          TOTAL
                                      OF PERIOD  RETURN (a)(1)
DIVERSIFIED FUND
3/24/03** Through 12/31/03         $      12.80          19.48%


EQUITY GROWTH FUND
Year Ended 12/31/03                $      26.98          19.59%
Year Ended 12/31/02                $      22.56         (28.70%)
2/16/01** Through 12/31/01         $      31.64         (17.17%)


EQUITY INCOME FUND
Year Ended 12/31/03                $      27.93          22.72%
Year Ended 12/31/02                $      23.20         (21.74%)
2/16/01** Through 12/31/01         $      30.53         (10.76%)


U.S. EQUITY FUND
Year Ended 12/31/03                $       9.95          31.29%
Year Ended 12/31/02                $       7.58         (27.37%)
9/10/01** Through 12/31/01         $      10.44           8.18%

                                          RATIOS/SUPPLEMENTAL DATA:
                                   ------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                  ---------------------------
                                    NET ASSETS,                           NET
                                         END OF                    INVESTMENT
                                         PERIOD            NET         INCOME
                                     (MILLIONS)      EXPENSES         (LOSS)
DIVERSIFIED FUND
3/24/03** Through 12/31/03         $          1           1.93%          0.36%


EQUITY GROWTH FUND
Year Ended 12/31/03                $          1           1.98%         (0.90%)
Year Ended 12/31/02                $          1           1.98%         (0.92%)
2/16/01** Through 12/31/01         $          2           1.99%         (1.25%)


EQUITY INCOME FUND
Year Ended 12/31/03                $          3           1.75%          1.95%
Year Ended 12/31/02                $          3           1.75%          0.48%
2/16/01** Through 12/31/01         $          4           1.75%         (0.20%)


U.S. EQUITY FUND
Year Ended 12/31/03                $          5           1.75%         (0.20%)
Year Ended 12/31/02                $          1           1.75%         (0.42%)
9/10/01** Through 12/31/01         $          1           1.75%         (0.39%)

                                                       RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------------------------------------------
                                                  RATIOS TO AVERAGE NET ASSETS: #
                                   ----------------------------------------------
                                                                 NET INVESTMENT
                                                EXPENSES           INCOME (LOSS)
                                        WITHOUT WAIVERS,        WITHOUT WAIVERS,        PORTFOLIO
                                          REIMBURSEMENTS          REIMBURSEMENTS         TURNOVER
                                   AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (a)
DIVERSIFIED FUND
3/24/03** Through 12/31/03                          2.20%                   0.09%             210%


EQUITY GROWTH FUND
Year Ended 12/31/03                                 2.59%                  (1.51%)             81%
Year Ended 12/31/02                                 2.56%                  (1.50%)             50%
2/16/01** Through 12/31/01                          2.10%                  (1.36%)             98%


EQUITY INCOME FUND
Year Ended 12/31/03                                 2.43%                   1.27%              17%
Year Ended 12/31/02                                 2.41%                  (0.18%)            167%
2/16/01** Through 12/31/01                          2.06%                  (0.51%)              4%


U.S. EQUITY FUND
Year Ended 12/31/03                                 2.04%                  (0.49%)            101%
Year Ended 12/31/02                                 1.93%                  (0.60%)             83%
9/10/01** Through 12/31/01                          1.85%                  (0.49%)             48%

[GRAPHIC]

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus. You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392


PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

(C) J.P. Morgan Chase & Co. All Rights Reserved. May 2004

PR-EQABC-504


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. for each Fund is:
JPMorgan Capital Growth Fund        811-5151
JPMorgan Disciplined Equity Fund    811-7342
JPMorgan Diversified Fund           811-7342
JPMorgan Dynamic Small Cap Fund     811-5151
JPMorgan Equity Growth Fund         811-5526
JPMorgan Equity Income Fund         811-5526
JPMorgan Growth and Income Fund     811-5151
JPMorgan Mid Cap Growth Fund        811-5526

JPMorgan Mid Cap Value Fund         811-8189

JPMorgan Small Cap Equity Fund      811-5151

JPMorgan Small Cap Growth Fund      811-8189

JPMorgan U.S. Equity Fund           811-7342
JPMorgan Value Opportunities Fund   811-4321

JPMORGAN FUNDS


PROSPECTUS MAY 1 2004


JPMORGAN U.S. EQUITY FUNDS
SELECT SHARES
CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Capital Growth Fund                                             1
Disciplined Equity Fund                                         7
Diversified Fund                                               13
Dynamic Small Cap Fund                                         20
Equity Growth Fund                                             26
Equity Income Fund                                             32
Growth and Income Fund                                         38
Mid Cap Equity Fund                                            44
Mid Cap Value Fund                                             50
Small Cap Equity Fund                                          56
Small Cap Growth Fund                                          62
U.S. Equity Fund                                               68
U.S. Small Company Fund                                        74
U.S. Small Company Opportunities Fund                          80
The Funds' Management and Administration                       85
How Your Account Works                                         88
     Buying Fund Shares                                        88
     Selling Fund Shares                                       89
     Exchanging Fund Shares                                    90
     Other Information Concerning the Funds                    90
     Distributions and Taxes                                   91
Risk and Reward Elements                                       92
Financial Highlights                                           98
How To Reach Us                                        BACK COVER

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. "Assets" means net assets, plus the amount of borrowings for investment purposes. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the

Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, a broad-based securities market index, and the Lipper Mid-Cap Growth Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994       -1.31%
1995       22.24%
1996       24.64%
1997       23.88%
1998        5.93%
1999       13.23%
2000       14.60%
2001       -3.76%
2002      -27.71%
2003       36.64%

BEST QUARTER 4th quarter, 1998               17.56%
--------------------------------------------------
WORST QUARTER 3rd quarter, 1998             -19.49%


* The Fund's performance for the period before the Select Class Shares was launched on 1/25/96 is based on the performance of the Fund's Class A Shares which invest in the same portfolio of securities, but which are not being offered in this prospectus.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 36.64            4.29            9.30

Return After Taxes on Distributions                 35.91            3.00            7.51

Return After Taxes on Distributions
  and Sale of Fund Shares                           24.74            3.20            7.34
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         42.71            2.01            9.40
-----------------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH FUNDS INDEX^
  (REFLECTS NO DEDUCTION FOR TAXES)                 35.41            2.18            8.24


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.40
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.89
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.54
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.61)
--------------------------------------------------
NET EXPENSES(2)                               0.93


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.93% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                 95        427        782      1,783

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor's Corporation (S&P) 500 Index.


THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund does not look to overweight or underweight sectors relative to the S&P 500 Index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.


Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.


By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high perceived potential reward compared to perceived potential risk

-    possible temporary mispricings caused by apparent market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with potential for higher risk and return to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998       31.98%
1999       18.02%
2000      -11.11%
2001      -12.14%
2002      -24.98%
2003       29.45%

BEST QUARTER 4th quarter, 1998               22.83%
--------------------------------------------------
WORST QUARTER 3rd quarter, 2001             -15.97%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class Shares was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/31/97 to 9/10/01. Returns for the period 1/3/97 (commencement of operations) to 12/31/97 reflect the performance of the institutional feeder (whose investment program was identical to that of the Select Class Shares). During this period the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than the institutional feeder.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                              PAST 1 YEAR    PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 29.45           (2.19)           6.57

Return After Taxes on Distributions                 29.24           (2.67)           6.05

Return After Taxes on Distributions and
  Sale of Fund Shares                               19.38           (2.10)           5.43
-----------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         28.68           (0.57)           7.58
-----------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   24.81           (1.08)           6.50


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


(1) The Fund commenced operations on 1/3/97. Performance for the indexes is from 1/31/97.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.25
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.30
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(1)            0.80
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.05)
--------------------------------------------------
NET EXPENSES(2)                               0.75



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of its average daily net assets through 4/30/05. Net expenses are not expected to exceed 0.67% for Select Class Shares due to contractual caps on other classes of shares which require Fund level subsidies. This arrangement may end when these Fund level subsidies are no longer required. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and

- net expenses through 4/30/05, and total annual operating expenses thereafter.


This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                 77        250        439        985

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of equity and fixed income investments, based on the following model allocation:

-    52% medium- and large-cap U.S. equity securities

-    35% U.S. and foreign fixed income investments

-    10% foreign equity securities

-    3% small-cap U.S. equity securities

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The adviser, JPMIM, may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.


Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).


At least 75% of the Fund's bonds must be rated investment grade by Moody's Investors Services (Moody's), S&P, Fitch Ratings (Fitch), or the equivalent by another national rating organization, including at least 65% A or better. The Fund may invest up to 25% of its bond investments in high yield, non-investment grade securities in the rating categories Ba or B by Moody's, BB or B by S&P and Fitch or the equivalent by another national rating organization, or if unrated, that are deemed by the adviser to be of comparable quality. Non-investment grade securities are sometimes called junk bond.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.


The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.


The Fund may invest any portion of its Assets that is not in equity or fixed income securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS

In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund.

Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Fund Benchmark, a customized benchmark, a broad-based securities market index, and the Lipper Balanced Funds Index, a broad-based index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%) and Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) (10%) indexes.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994       0.60%
1995      26.47%
1996      13.42%
1997      18.47%
1998      18.29%
1999      13.87%
2000      -4.24%
2001      -5.89%
2002     -13.22%
2003      20.90%

BEST QUARTER 4th quarter, 1998               13.39%
--------------------------------------------------
WORST QUARTER 3rd quarter, 2002             -11.01%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class Shares was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 1/1/94 to 9/10/01.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 20.90            1.49            8.09

Return After Taxes on Distributions                 20.45            0.31            6.44

Return After Taxes on Distributions and
  Sale of Fund Shares                               13.74            0.60            6.07
-----------------------------------------------------------------------------------------
FUND BENCHMARK
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         21.20            2.62            9.28
-----------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         28.68           (0.57)          11.07
-----------------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   19.94            2.96            8.28


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


^    Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.55
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.29
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.09
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.11)
--------------------------------------------------
NET EXPENSES(2)                               0.98



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.98% of its average daily net assets through 4/30/06. Net expenses are not expected to exceed 0.91% for Select Class Shares due to contractual caps on other classes of shares which require Fund level subsidies. This arrangement may end when these Fund level subsidies are no longer required. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and

- net expenses through 4/30/06, and total annual operating expenses thereafter.


This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                100        324        579      1,308

JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, utilizes a combination of disciplined portfolio construction and bottom-up stock selection. Disciplined portfolio construction includes maintaining sector weights in the Fund that are closely aligned with the sector weights of the benchmark index, the S&P SmallCap 600/BARRA Growth Index. Bottom-up stock selection includes three key elements of analysis: fundamentals, valuation and investment timeliness. In the analysis of fundamentals, the adviser focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and relatively high rate of return on invested capital. The adviser seeks companies with sustainable revenue growth, margin expansion and earnings growth. In valuation analysis, the adviser focuses on several valuation metrics, including price-to-earnings versus expected earnings-per-share growth rate and enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA). In timeliness analysis, the adviser utilizes technical indicators, such as relative price strength and trading volume characteristics, to control for risk and determine an appropriate time to buy.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a broad-based securities market index, and the Lipper Small-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998      13.46%
1999      30.19%
2000      11.91%
2001     -13.92%
2002     -22.47%
2003      39.04%

BEST QUARTER 4th quarter, 1999               24.06%
--------------------------------------------------
WORST QUARTER 1st quarter, 2001             -20.75%


* The Fund's performance for the period before the Select Class Shares was launched on 4/5/99 is based on the performance of the Fund's Class A Shares, which is invested in the same portfolio of securities, but which are not being offered in this prospectus.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                              PAST 1 YEAR    PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 39.04            6.22           11.46

Return After Taxes on Distributions                 39.04            5.41           10.82

Return After Taxes on Distributions and
  Sale of Fund Shares                               25.38            5.10            9.90
-----------------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         37.32            6.67            7.35
-----------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   44.74            6.16            6.70


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


(1) The Fund commenced operations on 5/19/97. Performance for the indexes is from 5/31/97.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.65
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.38
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.28
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.18)
--------------------------------------------------
NET EXPENSES(2)                               1.10


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses of 1.10% through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                112        388        685      1,529

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVES
The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that is greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

-    market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.


The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, a broad-based securities market index, and the Lipper Large-Cap Growth Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1994      -0.90%
1995      25.78%
1996      20.52%
1997      37.20%
1998      41.38%
1999      31.85%
2000     -23.65%
2001     -18.86%
2002     -28.03%
2003      20.75%

BEST QUARTER 4th quarter, 1998               27.40%
--------------------------------------------------
WORST QUARTER 2nd quarter, 2002             -19.25%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003



                                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 20.75           (6.63)           7.54

Return After Taxes on Distributions                 20.75           (7.63)           6.89

Return After Taxes on Distributions and
  Sale of Fund Shares                               13.49           (5.57)           6.63
-----------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         29.75           (5.11)           9.21
-----------------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   26.97           (5.53)           7.77


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.50
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.45
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.20
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.20)
--------------------------------------------------
NET EXPENSES(2)                               1.00


(1) "Other expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                102        361        640      1,437

JPMORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks capital appreciation by targeting companies with relative earnings stability. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The adviser seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth and income potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, a broad-based securities market index, and the Lipper Equity Income Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1994      -3.37%
1995      33.72%
1996      17.87%
1997      31.05%
1998      26.20%
1999      13.06%
2000      -3.85%
2001     -12.43%
2002     -21.06%
2003      23.76%

BEST QUARTER 4th quarter, 1998               18.89%
--------------------------------------------------
WORST QUARTER 3rd quarter, 2002             -19.25%

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003



                                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 23.76           (1.44)           8.89

Return After Taxes on Distributions                 23.23           (3.09)           7.93

Return After Taxes on Distributions
  and Sale of Fund Shares                           16.03           (1.61)           7.64
-----------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES,
  EXPENSES OR TAXES)                                30.03            3.56           11.87
-----------------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   25.84            2.22            9.19


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.40
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.45
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.10
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.20)
--------------------------------------------------
NET EXPENSES(2)                               0.90


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.


This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                 92        330        587      1,322

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long-term and earn income from dividends.


THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share. Given this approach, the Fund's investments typically include companies which the adviser believes possess sustainable competitive advantages, healthy balance sheets and management committed to increasing shareholder value. The adviser applies a "bottom-up" approach when constructing the Fund's portfolio, basing its stock selection on a combination of quantitative screening and fundamental analysis. The Fund's investments are subject to extensive financial analysis and a disciplined valuation process.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company.

The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the

Fund is in vesting for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth and income potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a broad-based securities market index, and the Lipper Large-Cap Value Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994      -3.41%
1995      27.55%
1996      19.86%
1997      30.07%
1998      14.50%
1999       8.52%
2000       0.86%
2001     -11.81%
2002     -17.47%
2003      26.78%


BEST QUARTER 2nd quarter, 2003              17.82%
-------------------------------------------------
WORST QUARTER 3rd quarter, 2002            -17.98%



* The Fund's performance for the period before the Select Class Shares was launched on 1/24/96 is based on the performance of the Fund's Class A Shares, which is invested in the same portfolio of securities, but which is not being offered in this prospectus.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 26.78            0.20            8.31

Return After Taxes on Distributions                 26.53           (1.31)           6.23

Return After Taxes on Distributions and
  Sale of Fund Shares                               17.65           (0.28)           6.41
-----------------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         31.79            1.95           10.55
-----------------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   28.00            1.20           10.05


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES(1 (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.40
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(2)                             0.35
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.00
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(3)    (0.10)
--------------------------------------------------
NET EXPENSES(3)                               0.90


(1) The Fund has a master/feeder structure as described under The Funds' Management and Administration later in this prospectus. This table shows the Select Class expenses and its share of master portfolio expenses, expressed as a percentage of average daily net assets.

(2) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                 92        308        543      1,216

JPMORGAN MID CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund's objective is long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap(R) Index securities at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund's investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, uses an active equity management style focused on investing in mid-sized companies that are increasing their market share with strong earnings prospects. The adviser emphasizes companies with strong revenue gains, positive earnings trends, value-added or niche products, dependable product or services and/or superior earnings per share compared to other mid-sized companies.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The value of REITs will depend on the value of the underlying properties or the underlying loans or interests. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company.

The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the

Fund is in vesting for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Index, a broad-based securities market index, and the Lipper Mid-Cap Core Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994      -1.89%
1995      24.68%
1996       7.41%
1997      15.01%
1998      16.23%
1999      25.06%
2000      14.74%
2001      -3.96%
2002     -13.39%
2003      32.29%

BEST QUARTER 4th quarter, 1998              22.51%
-------------------------------------------------
WORST QUARTER 3rd quarter, 1998            -19.48%

* On 1/1/97, the Fund received the assets of a common trust fund which had been maintained by a predecessor of JPMorgan Chase Bank. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 32.29            9.56           10.73

Return After Taxes on Distributions                 31.38            7.02             N/A(1)

Return After Taxes on Distributions and
  Sale of Fund Shares                               21.60            7.17             N/A(1)
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         40.06            7.23           12.18
-----------------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   36.59            7.89           10.95


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.65
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEE                       0.25
OTHER EXPENSES(1)                             0.24
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.14
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.14)
--------------------------------------------------
NET EXPENSES(2)                               1.00


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) The Fund has entered into a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. For the period ended 12/31/03, net expenses of the Select Class Shares were 0.90%.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return for Select Class Shares and your actual costs may be higher or lower.


                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                102        348        614      1,374

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary reciepts and warrants and rights to buy common stocks.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success.


Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with value potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell Midcap(R) Value Index, a broad-based securities market index, and the Lipper Mid-Cap Value Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998      19.77%
1999      13.87%
2000      35.28%
2001       9.91%
2002       2.90%
2003      30.34%

BEST QUARTER 4th quarter, 1998               17.96%
--------------------------------------------------
WORST QUARTER 3rd quarter, 1998             -11.06%


* The Select Class Shares was launched on 10/31/01. The Fund's performance from 11/13/97 (commencement of operations) to 10/31/01 (for the table) and from 11/13/97 through 12/31/01 (for the bar chart) is based on the performance of the Fund's Institutional Class Shares, which invests in the same portfolio of securities, but which is not being offered in this prospectus. During these periods, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                              PAST 1 YEAR    PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 30.34           17.82           18.64

Return After Taxes on Distributions                 30.11           14.69           15.99

Return After Taxes on Distributions and
  Sale of Fund Shares                               19.90           13.51           14.72
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         38.07            8.73            8.67
-----------------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   39.08            9.41            7.55


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


(1) The Fund commenced operations on 11/13/97. Performance for the indexes is from 11/30/97.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.70
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.29
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.24
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.24)
--------------------------------------------------
NET EXPENSES(2)                               1.00



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses of 1.00% through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                102        370        658      1,479

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-    There is no assurance that the Fund will meet its investment objective.

-    The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, utilizes a combination of disciplined portfolio construction and bottom-up stock selection. Disciplined portfolio construction includes maintaining sector weights in the Fund that are closely aligned with the sector weights of the benchmark index, the S&P SmallCap 600 Index. Bottom-up stock selection includes three key elements of analysis: fundamentals, valuation and investment timeliness. In the analysis of fundamentals, the adviser focuses on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and relatively high rate of return on invested capital. The adviser seeks companies with sustainable revenue growth, margin expansion and earnings growth. In valuation analysis, the adviser focuses on several valuation metrics, including price-to-earnings versus expected earnings-per-share growth rate and enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA). In timeliness analysis, the adviser utilizes technical indicators, such as relative price strength and trading volume characteristics, to control for risk and determine an appropriate time to buy. The adviser combines growth and value investing.


In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results among those issuing the securities.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995      54.04%
1996      29.18%
1997      18.15%
1998       3.71%
1999      14.37%
2000      14.80%
2001      -5.68%
2002     -16.87%
2003      37.07%

BEST QUARTER 4th quarter, 1998               19.51%
--------------------------------------------------
WORST QUARTER 3rd quarter, 1998             -21.04%


* The Fund's performance for the period before the Select Class Shares was launched on 5/7/96 is based on the performance of the Fund's Class A Shares, which invests in the same portfolio of securities, but which is not being offered in this prospectus.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                              PAST 1 YEAR    PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                 37.07            7.13           15.14

Return After Taxes on Distributions                 37.07            5.88           14.16

Return After Taxes on Distributions and
  Sale of Fund Shares                               24.10            5.64           13.20
-----------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES
  OR TAXES)                                         38.79            9.67           13.31
-----------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                   40.90            9.39           12.40


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


(1) The Fund commenced operations on 12/20/94. Performance for the indexes is from 12/31/94.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.65
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEE                       0.25
OTHER EXPENSES(1)                             0.22
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.12
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.27)
--------------------------------------------------
NET EXPENSES(2)                               0.85


(1) "Other expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.85% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-    $10,000 initial investment,

-    5% return each year, and


- net expenses through 4/30/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.



                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                 87        329        591      1,339

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of equity securities that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

The adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Because the Assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index, broad-based securities markets indexes, and Lipper Small-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998         14.86%
1999         46.54%
2000         -7.79%
2001        -10.90%
2002        -40.22%
2003         40.11%

BEST QUARTER 4th quarter, 2001     36.36%
----------------------------------------
WORST QUARTER 3rd quarter, 2001   -34.71%


* The Select Class Shares was launched on 10/31/01. The Fund's performance from 11/14/97 (commencement of operations) to 10/31/01 (for the table) and from 11/14/97 through 12/31/01 (for the bar chart) is based on the performance of the Fund's Institutional Class Shares, which invests in the same portfolio of securities, but which are not being offered in this prospectus. During these periods, the actual returns of the Select Class Shares would have been lower than those shown because the Select Class Shares have higher expenses than Institutional Class Shares.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                               PAST 1 YEAR   PAST 5 YEARS    LIFE OF FUND
---------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                                  40.11           0.13            2.73

Return After Taxes on Distributions                                  40.11          (2.35)           0.52

Return After Taxes on Distributions and Sale of Fund Shares          26.07          (1.03)           1.29
---------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  47.25           7.13            5.68
---------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  48.54           0.86            0.92
---------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                    44.74           6.16            4.97


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


(1) The Fund commenced operations on 11/14/97. Performance for the indexes is from 11/30/97.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses for Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.80
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                            23.91
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES              24.96
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)   (23.86)
--------------------------------------------------
NET EXPENSES(2)                               1.10



(1) "Other Expenses" are based on the expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses of 1.10% through 4/30/05, and 2.10% thereafter through 4/30/14 pursuant to written agreements with JPMorgan Chase Bank.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.


                                1 YEAR      3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)       112          561     1,037      2,352

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.


By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Large-Cap Core Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994        -0.61%
1995        32.48%
1996        21.06%
1997        28.41%
1998        24.45%
1999        14.69%
2000        -6.61%
2001        -9.43%
2002       -26.62%
2003        32.42%

BEST QUARTER 4th quarter, 1998      21.33%
-----------------------------------------
WORST QUARTER 3rd quarter, 2002    -18.10%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class Shares was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 1/1/94 to 9/10/01.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                                  32.42          (1.17)           9.16

Return After Taxes on Distributions                                  32.22          (2.39)           6.16

Return After Taxes on Distributions and Sale of Fund Shares          21.23          (1.45)           6.44
---------------------------------------------------------------------------------------------------------
S&P 500 INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  28.68          (0.57)          11.07
---------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                    24.81          (1.08)           9.27


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.40
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.27
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               0.92
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.13)
--------------------------------------------------
NET EXPENSES(2)                               0.79


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.79% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXPENSE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/05, and total annual operating expenses thereafter.


This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                1 YEAR      3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        81          280       497      1,119

JPMORGAN U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations that are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


Within each sector, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.


The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

On behalf of the Fund, the adviser buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the management team often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.


If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.


The Fund's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund's mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.

WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index, a broad-based securities market index, and the Lipper Small-Cap Core Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994        -5.89%
1995        31.86%
1996        20.75%
1997        22.75%
1998        -5.49%
1999        44.00%
2000        -9.80%
2001        -8.96%
2002       -20.48%
2003        39.72%

BEST QUARTER 4th quarter, 1999      34.68%
-----------------------------------------
WORST QUARTER 3rd quarter, 2001    -22.61%

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class Shares was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 1/1/94 to 9/10/01.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*



                                                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                                  39.72           5.61            8.61

Return After Taxes on Distributions                                  39.67           5.19            6.43

Return After Taxes on Distributions and Sale of Fund Shares          25.87           4.69            6.23
---------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  47.25           7.13            9.47
---------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                    40.90           9.39           11.11


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                              0.60
DISTRIBUTION (RULE 12b-1) FEES               NONE
SHAREHOLDER SERVICE FEES                     0.25
OTHER EXPENSES(1)                            0.26
-------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES              1.11
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)   (0.10)
-------------------------------------------------
NET EXPENSES(2)                              1.01


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.01% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/05, and total annual operating expenses thereafter.


This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                   1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)          103        343       602      1,343

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 90-95.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalization of no more $2.5 billion at the time of purchase. Market capitalization is the total market value of a company's shares.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Fund should understand that:

-  There is no assurance that the Fund will meet its investment objective.

-  The Fund does not represent a complete investment program.

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by highly motivated and talented management that seeks to sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.


Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group. Because the Fund seeks to outperform the Russell 2000(R) Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.


If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

The Fund is designed for investors who:

-  are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

-  require regular income or stability of principal

-  are pursuing a short-term goal or investing emergency reserves

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Russell 2000(R) Growth Index, a broad-based securities market index, and the Lipper Small-Cap Growth Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998            5.21%
1999           61.63%
2000          -21.63%
2001          -24.77%
2002          -32.82%
2003           28.13%

BEST QUARTER 4th quarter, 1999       42.58%
------------------------------------------
WORST QUARTER 3rd quarter, 2001     -32.13%


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class Shares launched on 9/10/01 is based on the performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 6/16/97 (commencement of operations) to 9/10/01.


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2003*,(1)



                                                               PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES

Return Before Taxes                                                  28.13          (3.89)          0.33

Return After Taxes on Distributions                                  28.13          (4.32)         (0.18)

Return After Taxes on Distributions and Sale of Fund Shares          18.28          (3.33)          0.13
--------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  48.54           0.86           1.95
--------------------------------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                    44.74           6.16           5.94


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.


(1) The Fund commenced operation on 6/16/97. Performance of the indexes is from 6/30/97.


^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                               0.60
DISTRIBUTION (RULE 12b-1) FEES                NONE
SHAREHOLDER SERVICE FEES                      0.25
OTHER EXPENSES(1)                             0.83
--------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES               1.68
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)    (0.66)
--------------------------------------------------
NET EXPENSES(2)                               1.02


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.02% of its average daily net assets through 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/05, and total annual operating expenses thereafter.


This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.



                                 1 YEAR      3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        104          465       851      1,932

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The Equity Growth and Equity Income Funds are series of J.P. Morgan Mutual Fund Investment Trust, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of J.P. Morgan Fleming Mutual Fund Group, Inc., a Maryland corporation. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of J.P. Morgan Mutual Fund Group, a Massachusetts business trust. The Mid Cap Equity Fund is a series of J.P. Morgan Mutual Fund Select Group, a Massachusetts business trust. The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities.


Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.


The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio or take other action. (Except where indicated, and as context requires, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)


Each class in a multiple class fund and each feeder in a master-feeder structure can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.


THE FUNDS' INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the fiscal year ended 12/31/03, the adviser was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:



FUND                                   %
-----------------------------------------
CAPITAL GROWTH FUND                  0.40
-----------------------------------------
DISCIPLINED EQUITY FUND              0.29
-----------------------------------------
DIVERSIFIED FUND                     0.44
-----------------------------------------
DYNAMIC SMALL CAP FUND               0.61
-----------------------------------------
EQUITY GROWTH FUND                   0.35
-----------------------------------------
EQUITY INCOME FUND                   0.30
-----------------------------------------
GROWTH AND INCOME FUND               0.40
-----------------------------------------
MID CAP EQUITY FUND                  0.65
-----------------------------------------
MID CAP VALUE FUND                   0.50
-----------------------------------------
SMALL CAP EQUITY FUND                0.65
-----------------------------------------
SMALL CAP GROWTH FUND                0.00
-----------------------------------------
U.S. EQUITY FUND                     0.40
-----------------------------------------
U.S. SMALL COMPANY FUND              0.60
-----------------------------------------
U.S. SMALL COMPANY
OPPORTUNITIES FUND                   0.28

THE PORTFOLIO MANAGERS CAPITAL GROWTH FUND
The portfolio management team is led by Christopher Mark Vyvyan Jones, Managing Director of JPMIM, and Timothy Parton, Vice President of JPMIM. Mr. Jones is head of the adviser's small company team and has worked as a portfolio manager with various affiliates of JPMIM since 1982. Mr. Parton has been employed with JPMIM or one of its affiliates since 1986.


DISCIPLINED EQUITY FUND

The portfolio management team is led by Timothy J. Devlin, Vice President of JPMIM, Nanette Buziak, Vice President of JPMIM, and Terance Chen, Vice President of JPMIM. Mr. Devlin is a portfolio manager in the U.S. Equity Group with 15 years of industry experience. A JPMIM employee since 1996, Mr. Devlin is responsible for product management and client servicing across the U.S. equity strategies. Ms. Buziak is a portfolio manager in the U.S. Equity Group with 7 years of industry experience. A JPMIM employee since 1997, Ms. Buziak is responsible for the daily implementation and management of structured equity strategies. Mr. Chen is a portfolio manager in the U.S. Equity Group. A JPMIM employee since 1994, Mr. Chen was a quantitative equity analyst prior to his current position.


DIVERSIFIED FUND

The portfolio management team is led by Anne Lester, Vice President of JPMIM, who has been at JPMIM since 1992, and Patrick Jakobson, Vice President of JPMIM, who has been at JPMIM since 1987. Prior to managing this Fund, Ms. Lester worked in the Product Development Group as a fixed-income and currency trader and as a portfolio manager in Milan. Mr. Jakobson is responsible for managing global asset allocation portfolios.


DYNAMIC SMALL CAP FUND

The portfolio management team is led by Juliet Ellis, Managing Director of JPMIM and CFA, and Juan Hartsfield, Vice President of JPMIM. Ms. Ellis has worked for JPMIM or one of its affiliates since 1987 as an analyst and portfolio manager. Mr. Hartsfield is an analyst in the U.S. Small-Cap/Mid-Cap Equity Group. Mr. Hartsfield, an employee since 2000, is responsible for the consumer and industrial sectors. Prior to joining the firm, he worked as a management consultant at Booz Allen & Hamilton from 1999 to 2000.


EQUITY GROWTH FUND

The portfolio management team is led by Marc L. Baylin, Managing Director of JPMIM, and Giri Devulapally, Vice President of JPMIM. Prior to joining JPMIM in 2002, Mr. Baylin worked for T. Rowe Price as both an analyst and a portfolio manager. Prior to joining JPMIM in 2003, Mr. Devulapally worked for T. Rowe Price as a specialized analyst in technology and telecommunications.

EQUITY INCOME FUND
The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM and CPA. Mr. Simon has worked with various affiliates of the adviser since 1980 and has been a portfolio manager since 1986. Ms. Hart has worked as an investment analyst covering the financial services and real estate sectors since joining JPMIM in 1999. Prior to that, Ms. Hart served as an equity research associate covering Real Estate Investment Trusts for Salomon Smith Barney.


GROWTH AND INCOME FUND

The portfolio management team is led by Mr. Simon and Ms. Hart. Information on Mr. Simon and Ms. Hart are discussed earlier in this prospectus.

MID CAP EQUITY FUND

The portfolio management team is led by Messrs. Simon and Jones. Information on Messrs. Simon and Jones is discussed earlier in this prospectus.

MID CAP VALUE FUND

The portfolio management team is led by Mr. Simon and Lawrence E. Playford, Vice President of JPMIM and CFA. Information on Mr. Simon is discussed earlier in this prospectus. Mr. Playford has worked with various affiliates of JPMIM since 1993.

SMALL CAP EQUITY FUND
The portfolio management team is led by Ms. Ellis and Mr. Hartsfield. Information on Ms. Ellis and Mr. Hartsfield are discussed earlier in this prospectus.


SMALL CAP GROWTH FUND

The portfolio management team is co-led by Eytan Shapiro, Vice President of JPMIM, and Mr. Parton. Mr. Shapiro has been at JPMIM or one of its affiliates since 1985. Information on Mr. Parton is discussed earlier in this prospectus.


U.S. EQUITY FUND

The portfolio management team is led by Susan Bao, Vice President of JPMIM or one of its affiliates since 1997, and Helge Skibeli, Managing Director of JPMIM or one of its affiliates since 1990. Mr. Skibeli is head of the U.S. Equity Research Group.


U.S. SMALL COMPANY FUND

The portfolio management team is led by John Piccard, Vice President of JPMIM and James L. Adler, Vice President of JPMIM. Mr. Piccard has been at JPMIM or one its affiliates since 2000. Prior to managing the Fund, Mr. Piccard managed large-cap core and all-cap growth equity portfolios. Prior to 2000, Mr. Piccard worked for Mitchell Hutchins Asset Management, managing equity investment portfolios. Mr. Adler has been at JPMIM or one its affiliates since 2000. Prior to managing the Fund, Mr. Adler was an analyst. Prior to joining the firm, Mr. Adler worked for Goldman Sachs Asset Management from 1997 to 2000.


U.S. SMALL COMPANY OPPORTUNITIES FUND

The portfolio management team is co-led by Messrs. Shapiro and Parton. Messrs. Shapiro and Parton are discussed earlier in this prospectus.

THE FUNDS' ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Mid Cap Value Fund, Small Cap Growth Fund and Growth and Income Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The Administrator receives an annual fee of 0.10% as a percentage of each Fund's average daily net assets for the Mid Cap Value Fund and Small Cap Growth Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of Growth and Income Fund for administrative services: 0.10% of the first $25 billion of average daily net assets plus 0.025% of average daily net assets over $25 billion.

The Trusts and the Corporation, as applicable, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV) of the class. NAV is the value of everything a particular class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsbility of its Board of Trustees or Board of Directors, as applicable. When fair value is used, the prices of securities used by each Fund to calculate NAV may differ from quoted or published prices for the same securities. In addition, the Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after your investment representative or the JPMorgan Funds Service Center accepts your order.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

You can buy shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your investment representative or financial service firm which Funds you want to buy and he or she will contact us. Your investment representative or financial service firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some investment representatives or financial service firms charge a single fee that covers all services. Your investment representative or financial service firm must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. Your invest ment representative or financial service firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center accepts your order by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be cancelled. Any funds received in connection with late orders will be invested on the following business day.

ADDITIONAL COMPENSATION TO SHAREHOLDER SERVICING AGENTS AND SELECTED DEALERS JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee, any of JPMorgan Chase Bank, its affiliates and the distributor may make additional payments at their own expense to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support.

GENERAL
Federal law requires a fund to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the accountholder's identity. The fund may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the fund may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If the fund is unable to verify the accountholder's identity after an account is established, the fund may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the accountholder.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Fund will not issue certificates for Select Class Shares.

MINIMUM INVESTMENTS
Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in Septem ber 2001 may purchase Select Class Shares without regard to this minimum.

SELLING FUND SHARES
When you sell your shares, you will receive the next NAV calculated after the JPMorgan Funds Service Center or your investment representative accepts your order. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must accept your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request. You will not be permitted to enter a redemption order for shares purchased directly through the JPMorgan Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your investment representative or financial service firm which Fund you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your investment representative or financial service firm may charge you a fee for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

ABUSIVE TRADING The Capital Growth Fund, Disciplined Equity Fund, Diversified Fund, Dynamic Small Cap Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund, Mid Cap Equity Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Equity Fund, U.S. Small Company Fund and U.S. Small Company Opportunities Fund are not intended to be investment vehicles for market timing or abusive trading; such trading in your account may result in dilution in the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Funds or their administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, where there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or abusive trading. There are limitations on the ability of the Funds' and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of the Funds' and their administrator's efforts may be reduced. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining Fund balances are excepted from this trading prohibition.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses arising from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always be able to reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Disciplined Equity Fund, Diversified Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund, Mid Cap Equity Fund and U.S. Equity Fund generally distribute any net investment income at least quarterly. The Capital Growth Fund, Dynamic Small Cap Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Small Company Fund and the U.S. Small Company Opportunities Fund generally distribute any net investment income at least annually. Net capital gains, if any, are distributed annually. The Funds may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

-  reinvest all distributions in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income paid to a non-corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by each Fund will generally be limited to the aggregate of the eligible dividends received by a Fund. In addition a Fund must meet certain holding period requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to each Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

JPMORGAN U.S. EQUITY FUNDS

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

                                                                    POLICIES TO BALANCE RISK
POTENTIAL RISKS                   POTENTIAL REWARDS                 AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

- When a Fund buys securities     - The Funds can take advantage    - The Funds segregate liquid
  before issue or for delayed       of attractive transaction         assets to offset leverage risk
  delivery, it could be exposed     opportunities
  to leverage risk if it does
  not segregate liquid assets

SHORT-TERM TRADING

- Increased trading could raise   - The Funds could realize gains   - The Funds generally avoid
  a Fund's brokerage and            in a short period of time         short-term trading, except to
  related costs                                                       take advantage of attractive
                                  - The Funds could protect           or unexpected opportunities or
- Increased short-term capital      against losses if a stock is      to meet demands generated by
  gains distributions could         overvalued and its value          shareholder activity
  raise shareholders' income        later falls
  tax liability. Such an
  increase in transaction costs
  and/or tax liability, if not
  offset by gains from
  short-term trading, would
  reduce a Fund's returns.

RISK AND REWARD ELEMENTS


                                                                    POLICIES TO BALANCE RISK
POTENTIAL RISKS                   POTENTIAL REWARDS                 AND REWARD
ETFS AND OTHER
INVESTMENT COMPANIES
- If a Fund invests in shares     - Helps to manage smaller cash    - Absent an exemptive order
  of another investment             flows                             of the Securities and
  company, shareholders would                                         Exchange Commission (the
  bear not only their             - Investing in ETFs offers          "SEC"), a Fund's investments
  proportionate share of the        instant exposure to an index      in other investment companies,
  Fund's expenses, but also         or a broad range of markets,      including ETFs, are subject
  similar expenses of the           sectors, geographic regions       to the percentage limitations
  investment company                and industries                    of the Investment Company
                                                                      Act of 1940 ("1940 Act")(1)
- The price movement of an
  ETF may not track the                                             - An SEC exemptive order
  underlying index, market,                                           granted to various iShares
  sector, regions or                                                  funds (which are ETFs) and
  industries and may result in                                        their investment adviser
  a loss                                                              permits each Fund to invest
                                                                      beyond the 1940 Act limits,
                                                                      subject to certain terms and
                                                                      conditions, including a
                                                                      finding of the Funds' Board
                                                                      that the advisory fees
                                                                      charged by the adviser are
                                                                      for services that are in
                                                                      addition to, and not
                                                                      duplicative of, the advisory
                                                                      services provided to those
                                                                      ETFs

                                                                    - An SEC exemptive order
                                                                      permits each Fund to invest
                                                                      its uninvested cash, up to
                                                                      25% of its assets, in one or
                                                                      more affiliated money market
                                                                      funds if the adviser waives
                                                                      and/or reimburses its
                                                                      advisory fee from the Fund
                                                                      in an amount sufficient to
                                                                      offset any doubling up of
                                                                      investment advisory,
                                                                      shareholder servicing and
                                                                      administrative fees



(1) Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund's aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund's total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

                                                                    POLICIES TO BALANCE RISK
POTENTIAL RISKS                   POTENTIAL REWARDS                 AND REWARD
DERIVATIVES

- Derivatives such as futures,    - Hedges that correlate well      - The Funds use derivatives for
  options, swaps and forward        with underlying positions can     hedging and for risk
  foreign currency contracts(1)     reduce or eliminate losses at     management (i.e., to
  that are used for hedging the     low cost                          establish or adjust exposure
  portfolio or specific                                               to particular securities,
  securities may not fully        - The Funds could make money        markets or currencies); risk
  offset the underlying             and protect against losses if     management may include
  positions and this could          management's analysis proves      management of a Fund's
  result in losses to a Fund        correct                           exposure relative to its
  that would not have otherwise                                       benchmark.; all Funds except
  occurred                        - Derivatives that involve          for Disciplined Equity Fund,
                                    leverage could generate           Diversified Fund, U.S. Equity
- Derivatives used for risk         substantial gains at low cost     Fund, U.S. Small Company Fund
  management or, for certain                                          and U.S. Small Company
  Funds, to increase the Fund's                                       Opportunities Fund, may also
  gain may not have the                                               use derivatives in an effort
  intended effects and may                                            to produce increased income
  result in losses or missed                                          and gain.
  opportunities
                                                                    - A Fund only establishes
- The counterparty to a                                               hedges that it expects will
  derivatives contract could                                          be highly correlated with
  default                                                             underlying positions

- Derivatives that involve                                          - While the Funds may use
  leverage could magnify losses                                       derivatives that incidentally
                                                                      involve leverage, they do not
- Certain types of derivatives                                        use them for the specific
  involve costs to the Funds                                          purpose of leveraging their
  which can reduce returns                                            portfolio

- Derivatives may, for tax
  purposes, affect the
  character of gain and loss
  realized by a Fund,
  accelerate recognition of
  income to a Fund, affect the
  holding period of a Fund's
  assets and defer recognition
  of certain of a Fund's losses


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                    POLICIES TO BALANCE RISK
POTENTIAL RISKS                   POTENTIAL REWARDS                 AND REWARD
SECURITIES LENDING

- When a Fund lends a security,   - The Funds may enhance income    - The adviser maintains a list
  there is a risk that the          through the investment of the     of approved borrowers
  loaned securities may not be      collateral received from the
  returned if the borrower or       borrower                        - The Funds receive collateral
  the lending agent defaults                                          equal to at least 100% of the
                                                                      current value of the
- The collateral will be                                              securities loaned plus
  subject to the risks of the                                         accrued interest
  securities in which it is
  invested                                                          - The lending agents indemnify
                                                                      the Funds against borrower
                                                                      default

                                                                    - The adviser's collateral
                                                                      investment guidelines limit
                                                                      the quality and duration of
                                                                      collateral investment to
                                                                      minimize losses

                                                                    - Upon recall, the borrower
                                                                      must return the securities
                                                                      loaned within the normal
                                                                      settlement period

                                                                    POLICIES TO BALANCE RISK
POTENTIAL RISKS                   POTENTIAL REWARDS                 AND REWARD
MARKET CONDITIONS

- Each Fund's share price and     - Stocks have generally           - Under normal circumstances,
  performance will fluctuate in     outperformed more stable          each Fund plans to remain
  response to stock and/or bond     investments (such as bonds        fully invested in accordance
  market movements                  and cash equivalents) over        with its policies and may
                                    the long term                     invest uninvested cash in
- Adverse market conditions may                                       affiliated money market
  from time to time cause a       - With respect to the               funds; equity securities may
  Fund to take temporary            Diversified and Balanced          include common stocks,
  defensive positions that are      Funds, a diversified,             convertible securities,
  inconsistent with its             balanced portfolio should         preferred stocks, depositary
  principal investment              mitigate the effects of wide      receipts, (such as American
  strategies and may hinder the     market fluctuations,              Depositary Receipts and
  Fund from achieving its           especially when stock and         European Depositary
  investment objective              bond prices move in different     Receipts), trust or
                                    directions                        partnership interests,
- The Capital Growth Fund,                                            warrants, rights and
  Dynamic Small Cap Fund,                                             investment company securities
  Growth and Income Fund and
  Small Cap Equity Fund are                                         - Each Fund seeks to limit risk
  non-diversified, which means                                        and enhance performance
  that a relatively high                                              through active management
  percentage of each Fund's                                           and/or diversification
  assets may be invested in a
  limited number of issuers.                                        - During severe market
  Therefore, their performance                                        downturns, each Fund has the
  may be more vulnerable to                                           option of investing up to
  changes in the market value                                         100% of its assets in high
  of a single issuer or a group                                       quality short-term
  of issuers                                                          instruments

MANAGEMENT CHOICES

- A Fund could underperform its   - A Fund could outperform its     - The adviser focuses its
  benchmark due to its              benchmark due to these same       active management on
  securities and asset              choices                           securities selection, the
  allocation choices                                                  area where it believes its
                                                                      commitment to research can
                                                                      most enhance returns and
                                                                      manage risks in a consistent
                                                                      way

                                                                    POLICIES TO BALANCE RISK
POTENTIAL RISKS                   POTENTIAL REWARDS                 AND REWARD
FOREIGN INVESTMENTS

- Currency exchange rate          - Favorable exchange rate         - The Funds anticipate that
  movements could reduce gains      movements could generate          total foreign investments
  or create losses                  gains or reduce losses            will not exceed 20% of assets
                                                                      (30% for Diversified Fund,
- A Fund could lose money         - Foreign investments, which        30% for Equity Growth Fund
  because of foreign government     represent a major portion of      and 10% for Small Cap Growth
  actions, political                the world's securities, offer     Fund)
  instability or lack of            attractive potential
  adequate and accurate             performance and opportunities   - The Funds actively manage the
  information                       for diversification               currency exposure of their
                                                                      foreign investments relative
- Currency and investment risks   - Emerging markets can offer        to their benchmarks, and may
  tend to be higher in emerging     higher returns                    hedge back into the U.S.
  markets; these markets also                                         dollar from time to time (see
  present higher liquidity and                                        also "Derivatives"); these
  valuation risks                                                     currency management
                                                                      techniques may not be
                                                                      available for certain
                                                                      emerging markets investments

ILLIQUID HOLDINGS

- Each Fund could have            - These holdings may offer more   - No Fund may invest more than
  difficulty valuing these          attractive yields or              15% of net assets in illiquid
  holdings precisely                potential growth than             holdings
                                    comparable widely traded
- Each Fund could be unable to      securities                      - To maintain adequate
  sell these holdings at the                                          liquidity to meet
  time or price it desires                                            redemptions, each Fund may
                                                                      hold high quality short-term
                                                                      securities (including
                                                                      repurchase agreements) and,
                                                                      for temporary or
                                                                      extraordinary purposes, may
                                                                      borrow from banks up to
                                                                      33 1/3% of the value of its
                                                                      total assets including
                                                                      drawing on a line of credit

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

SELECT CLASS SHARES



                                                                  PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------------------------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                             -----------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                 NET ASSET          NET       SECURITIES                  DIVIDENDS
                                    VALUE,   INVESTMENT            (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                 BEGINNING       INCOME     REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                 OF PERIOD       (LOSS)      UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CAPITAL GROWTH FUND
Year Ended 12/31/03              $   29.57        (0.21)@          10.99         10.78           --            1.40            1.40
Year Ended 12/31/02              $   41.26        (0.24)@         (11.19)       (11.43)          --            0.26            0.26
11/1/01 Year Through 12/31/01^   $   36.37         0.01             4.88          4.89           --              --              --
Year Ended 10/31/01              $   48.76           --+           (6.91)        (6.91)          --            5.48            5.48
Year Ended 10/31/00              $   43.36         0.04@           10.27         10.31           --            4.91            4.91
Year Ended 10/31/99              $   41.53        (0.05)@           5.80          5.75           --            3.92            3.92

GROWTH AND INCOME FUND
Year Ended 12/31/03              $   23.98         0.32@            6.05          6.37         0.33              --            0.33
Year Ended 12/31/02              $   29.64         0.32@           (5.46)        (5.14)        0.31            0.21            0.52
11/1/01 Through 12/31/01^        $   27.72         0.05             1.93          1.98         0.06              --            0.06
Year Ended 10/31/01              $   40.99         0.14            (7.53)        (7.39)        0.18            5.70            5.88
Year Ended 10/31/00              $   43.89         0.26@            3.33          3.59         0.18            6.31            6.49
Year Ended 10/31/99              $   43.43         0.35@            5.12          5.47         0.34            4.67            5.01


  ^ The Fund changed its fiscal year end from October 31 to December 31. @ Calculated based upon average shares outstanding.
  +  Amount rounds to less than one cent per share.

(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
 ** The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, in which the Fund invested all of its investable assets.
  +  Amount rounds to less than one million.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, in which the Fund invested all of its investable assets.
  *  Includes expenses allocated from portfolio.

                                          PER SHARE OPERATING PERFORMANCE:                   RATIOS/SUPPLEMENTAL DATA:
                                         ---------------------------------       -------------------------------------------------
                                                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                                                                                   -------------------------------
                                                                                 NET ASSETS,                                   NET
                                          NET ASSET                                   END OF                            INVESTMENT
                                         VALUE, END                  TOTAL            PERIOD                NET             INCOME
                                          OF PERIOD                 RETURN        (MILLIONS)           EXPENSES             (LOSS)
CAPITAL GROWTH FUND
Year Ended 12/31/03                      $    38.95                  36.64%      $         4               0.93%             (0.63%)
Year Ended 12/31/02                      $    29.57                 (27.71%)     $         2               0.93%             (0.71%)
11/1/01 Year Through 12/31/01^           $    41.26                  13.45%(a)   $         3               0.93%              0.01%
Year Ended 10/31/01                      $    36.37                 (15.20%)     $         3               0.93%             (0.01%)
Year Ended 10/31/00                      $    48.76                  26.34%      $        15               0.94%              0.09%
Year Ended 10/31/99                      $    43.36                  14.71%      $        18               0.92%             (0.11%)

GROWTH AND INCOME FUND
Year Ended 12/31/03                      $    30.02                  26.78%      $         1               0.90%*             1.22%
Year Ended 12/31/02                      $    23.98                 (17.47%)     $        --+              0.90%*             1.16%
11/1/01 Through 12/31/01^                $    29.64                   7.13%(a)   $         3               0.90%*             1.02%
Year Ended 10/31/01                      $    27.72                 (20.01%)     $         3               0.89%*             0.93%
Year Ended 10/31/00                      $    40.99                   9.34%      $         5               0.89%*             0.64%
Year Ended 10/31/99                      $    43.89                  13.30%      $        15               0.85%*             0.80%

                                                 RATIOS/SUPPLEMENTAL DATA:
                                 -----------------------------------------------------------
                                      RATIOS TO AVERAGE NET ASSETS: #
                                 -----------------------------------------
                                                            NET INVESTMENT
                                           EXPENSES          INCOME (LOSS)
                                            WITHOUT                WITHOUT
                                           WAIVERS,               WAIVERS,         PORTFOLIO
                                 REIMBURSEMENTS AND     REIMBURSEMENTS AND          TURNOVER
                                   EARNINGS CREDITS       EARNINGS CREDITS              RATE
CAPITAL GROWTH FUND
Year Ended 12/31/03                            1.54%                 (1.24%)              68%**
Year Ended 12/31/02                            1.26%                 (1.04%)              93%**
11/1/01 Year Through 12/31/01^                 2.06%                 (1.12%)               2%(a)**
Year Ended 10/31/01                            1.18%                 (0.26%)              43%**
Year Ended 10/31/00                            1.06%                 (0.03%)              66%**
Year Ended 10/31/99                            0.99%                 (0.18%)              86%**

GROWTH AND INCOME FUND
Year Ended 12/31/03                            1.00%                  1.12%               37%
Year Ended 12/31/02                            1.56%                  0.50%               70%~
11/1/01 Through 12/31/01^                      3.34%                 (1.42%)               0%(a)~
Year Ended 10/31/01                            2.07%                 (0.25%)              12%~
Year Ended 10/31/00                            0.93%                  0.60%               30%~
Year Ended 10/31/99                            0.85%                  0.80%              125%~

                                                               PER SHARE OPERATING PERFORMANCE:
                          ----------------------------------------------------------------------------------------------------------
                                        INCOME FROM INVESTMENT OPERATIONS:                    LESS DISTRIBUTIONS:
                                      --------------------------------------    ----------------------------------------------------
                                                      NET GAINS
                                                   OR LOSSES ON
                          NET ASSET          NET     SECURITIES                 DIVIDENDS
                             VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                          BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL   RETURN OF           TOTAL
                          OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS     CAPITAL   DISTRIBUTIONS
DISCIPLINED EQUITY FUND+
Year Ended 12/31/03       $   10.55         0.11           2.98         3.09         0.13             --          --            0.13
Year Ended 12/31/02       $   14.19         0.10@         (3.64)       (3.54)        0.10             --          --            0.10
6/1/01 Through 12/31/01^  $   15.70         0.05@         (1.44)       (1.39)        0.12             --          --            0.12
Year Ended 5/31/01        $   17.85         0.09          (1.94)       (1.85)        0.11           0.19          --            0.30
Year Ended 5/31/00        $   17.42         0.12           0.78         0.90         0.12           0.35          --            0.47
Year Ended 5/31/99        $   14.30         0.11           3.14         3.25         0.09           0.04          --            0.13

DIVERSIFIED FUND+
Year Ended 12/31/03       $   10.76         0.16@          2.07         2.23         0.18             --          --            0.18
Year Ended 12/31/02       $   12.65         0.20@         (1.87)       (1.67)        0.22             --          --            0.22
7/1/01 Through 12/31/01*  $   13.36         0.13@         (0.52)       (0.39)        0.32             --          --            0.32
Year Ended 6/30/01        $   15.15         0.35          (1.41)       (1.06)        0.35           0.38          --            0.73
Year Ended 6/30/00        $   14.92         0.33           0.63         0.96         0.24           0.49          --            0.73
Year Ended 6/30/99        $   13.74         0.31           1.47         1.78         0.33           0.27          --            0.60

EQUITY GROWTH FUND
Year Ended 12/31/03       $   23.18         0.02@          4.79         4.81           --             --          --              --
Year Ended 12/31/02       $   32.21         0.02@         (9.05)       (9.03)          --             --          --              --
Year Ended 12/31/01       $   43.44        (0.10)@        (8.09)       (8.19)          --           3.04          --            3.04
Year Ended 12/31/00       $   68.09        (0.26)@       (16.22)      (16.48)          --           8.17          --            8.17
Year Ended 12/31/99       $   52.36        (0.14)@        16.78        16.64           --           0.91          --            0.91

EQUITY INCOME FUND
Year Ended 12/31/03       $   23.26         0.69@          4.74         5.43         0.69             --        0.03            0.72
Year Ended 12/31/02       $   30.57         0.35@         (6.72)       (6.37)        0.37           0.57          --            0.94
Year Ended 12/31/01       $   35.33         0.22@         (4.62)       (4.40)        0.19           0.17          --            0.36
Year Ended 12/31/00       $   49.80         0.29@         (2.66)       (2.37)        0.29          11.81          --           12.10
Year Ended 12/31/99       $   46.14         0.32@          5.65         5.97         0.31           2.00          --            2.31



  + Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
  ^  The Fund changed its fiscal year end from May 31 to December 31.
  *  The Fund changed its fiscal year end from June 30 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                                          PER SHARE OPERATING PERFORMANCE:                   RATIOS/SUPPLEMENTAL DATA:
                                         ---------------------------------       -------------------------------------------------
                                                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                                                                                   -------------------------------
                                                                                 NET ASSETS,                                   NET
                                          NET ASSET                                   END OF                            INVESTMENT
                                         VALUE, END                  TOTAL            PERIOD                NET             INCOME
                                          OF PERIOD                 RETURN(a)     (MILLIONS)           EXPENSES             (LOSS)
DISCIPLINED EQUITY FUND+
Year Ended 12/31/03                      $    13.51                  29.45%      $        78               0.67%              1.02%
Year Ended 12/31/02                      $    10.55                 (24.98%)     $        65               0.73%              0.77%
6/1/01 Through 12/31/01^                 $    14.19                  (8.88%)     $       132               0.72%              0.56%
Year Ended 5/31/01                       $    15.70                 (10.43%)     $       128               0.77%              0.53%
Year Ended 5/31/00                       $    17.85                   5.19%      $       160               0.75%              0.76%
Year Ended 5/31/99                       $    17.42                  22.86%      $       121               0.75%              0.89%

DIVERSIFIED FUND+
Year Ended 12/31/03                      $    12.81                  20.90%      $       140               0.91%              1.42%
Year Ended 12/31/02                      $    10.76                 (13.22%)     $       270               0.91%              1.72%
7/1/01 Through 12/31/01*                 $    12.65                  (2.90%)     $       343               0.93%              1.96%
Year Ended 6/30/01                       $    13.36                  (7.01%)     $       360               0.98%              2.42%
Year Ended 6/30/00                       $    15.15                   6.61%      $       359               0.96%              2.19%
Year Ended 6/30/99                       $    14.92                  13.35%      $       266               0.98%              2.22%

EQUITY GROWTH FUND
Year Ended 12/31/03                      $    27.99                  20.75%      $        40               1.00%              0.07%
Year Ended 12/31/02                      $    23.18                 (28.03%)     $        40               1.00%              0.06%
Year Ended 12/31/01                      $    32.21                 (18.86%)     $        86               1.00%             (0.28%)
Year Ended 12/31/00                      $    43.44                 (23.65%)     $       179               1.00%             (0.40%)
Year Ended 12/31/99                      $    68.09                  31.85%      $       320               1.00%             (0.24%)

EQUITY INCOME FUND
Year Ended 12/31/03                      $    27.97                  23.76%      $        40               0.90%              2.80%
Year Ended 12/31/02                      $    23.26                 (21.06%)     $        41               0.90%              1.30%
Year Ended 12/31/01                      $    30.57                 (12.43%)     $        68               0.92%              0.69%
Year Ended 12/31/00                      $    35.33                  (3.85%)     $        97               1.00%              0.59%
Year Ended 12/31/99                      $    49.80                  13.06%      $       170               1.00%              0.66%

                                                 RATIOS/SUPPLEMENTAL DATA:
                                 -----------------------------------------------------------
                                      RATIOS TO AVERAGE NET ASSETS: #
                                 -----------------------------------------
                                                            NET INVESTMENT
                                           EXPENSES          INCOME (LOSS)
                                   WITHOUT WAIVERS,       WITHOUT WAIVERS,         PORTFOLIO
                                     REIMBURSEMENTS         REIMBURSEMENTS          TURNOVER
                               AND EARNINGS CREDITS   AND EARNINGS CREDITS              RATE(a)
DISCIPLINED EQUITY FUND+
Year Ended 12/31/03                            0.80%                  0.89%               77%
Year Ended 12/31/02                            0.84%                  0.66%               74%
6/1/01 Through 12/31/01^                       0.77%                  0.51%               33%
Year Ended 5/31/01                             0.77%                  0.53%               72%(e)
Year Ended 5/31/00                             0.78%                  0.73%               56%(e)
Year Ended 5/31/99                             0.86%                  0.78%               51%(e)

DIVERSIFIED FUND+
Year Ended 12/31/03                            1.09%                  1.24%              210%
Year Ended 12/31/02                            1.08%                  1.55%              232%
7/1/01 Through 12/31/01*                       1.03%                  1.86%              107%
Year Ended 6/30/01                             1.01%                  2.39%              185%(d)
Year Ended 6/30/00                             0.98%                  2.17%              217%(d)
Year Ended 6/30/99                             1.01%                  2.19%              144%(d)

EQUITY GROWTH FUND
Year Ended 12/31/03                            1.20%                 (0.13%)              81%
Year Ended 12/31/02                            1.15%                 (0.09%)              50%
Year Ended 12/31/01                            1.05%                 (0.33%)              98%(g)
Year Ended 12/31/00                            1.02%                 (0.42%)              58%(g)
Year Ended 12/31/99                            1.03%                 (0.27%)              15%(g)

EQUITY INCOME FUND
Year Ended 12/31/03                            1.10%                  2.60%               17%
Year Ended 12/31/02                            1.07%                  1.13%              167%
Year Ended 12/31/01                            0.98%                  0.63%                4%
Year Ended 12/31/00                            1.03%                  0.56%               15%
Year Ended 12/31/99                            1.09%                  0.57%               16%



(e) Prior to September 10, 2001, the Fund invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.
(d) Prior to September 10, 2001, the Fund invested all of its investable assets in The Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.
(g) Portfolio turnover reflects the rate of the Fund for the period January 1, 1999 to August 11, 1999. From August 11, 1999 to September 9, 2001, all of the Fund's investable assets were invested in The Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level. Effective the opening of business September 10, 2001, the portfolio turnover reflects the rate of the Fund.

                                                               PER SHARE OPERATING PERFORMANCE:
                          ----------------------------------------------------------------------------------------------------------
                                        INCOME FROM INVESTMENT OPERATIONS:                    LESS DISTRIBUTIONS:
                                      --------------------------------------    ----------------------------------------------------
                                                      NET GAINS
                                                   OR LOSSES ON
                          NET ASSET          NET     SECURITIES                 DIVIDENDS
                             VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                          BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL   RETURN OF           TOTAL
                          OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS     CAPITAL   DISTRIBUTIONS
U.S. EQUITYFUND+
Year Ended 12/31/03       $    7.61         0.07@          2.39         2.46         0.08             --          --            0.08
Year Ended 12/31/02       $   10.44         0.05          (2.83)       (2.78)        0.05             --          --            0.05
6/1/01 Through 12/31/01^  $   11.21         0.03@         (0.68)       (0.65)        0.04           0.08          --            0.12
Year Ended 5/31/01        $   12.66         0.05          (0.94)       (0.89)        0.05           0.51          --            0.56
Year Ended 5/31/00        $   14.62         0.09           0.24         0.33         0.09           2.20          --            2.29
Year Ended 5/31/99        $   14.96         0.10           2.28         2.38         0.11           2.61          --            2.72


  + Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
  ^  The Fund changed its fiscal year end from May 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
(u) Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

                                          PER SHARE OPERATING PERFORMANCE:                   RATIOS/SUPPLEMENTAL DATA:
                                         ---------------------------------       -------------------------------------------------
                                                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                                                                                   -------------------------------
                                                                                 NET ASSETS,                                   NET
                                          NET ASSET                                   END OF                            INVESTMENT
                                         VALUE, END                  TOTAL            PERIOD                NET             INCOME
                                          OF PERIOD                 RETURN(a)      (MILLIONS)           EXPENSES             (LOSS)
U.S. EQUITYFUND+
Year Ended 12/31/03                      $     9.99                  32.42%      $       312               0.79%              0.76%
Year Ended 12/31/02                      $     7.61                 (26.62%)     $       225               0.79%              0.57%
6/1/01 Through 12/31/01^                 $    10.44                  (5.76%)     $       348               0.79%              0.44%
Year Ended 5/31/01                       $    11.21                  (7.10%)     $       312               0.79%              0.41%
Year Ended 5/31/00                       $    12.66                   2.20%      $       387               0.78%              0.59%
Year Ended 5/31/99                       $    14.62                  18.39%      $       441               0.79%              0.70%

                                                 RATIOS/SUPPLEMENTAL DATA:
                                 -----------------------------------------------------------
                                      RATIOS TO AVERAGE NET ASSETS: #
                                 -----------------------------------------
                                                            NET INVESTMENT
                                           EXPENSES          INCOME (LOSS)
                                   WITHOUT WAIVERS,       WITHOUT WAIVERS,         PORTFOLIO
                                     REIMBURSEMENTS         REIMBURSEMENTS          TURNOVER
                               AND EARNINGS CREDITS   AND EARNINGS CREDITS              RATE(a)
U.S. EQUITYFUND+
Year Ended 12/31/03                            0.92%                  0.63%              101%
Year Ended 12/31/02                            0.92%                  0.44%               83%
6/1/01 Through 12/31/01^                       0.85%                  0.38%               48%
Year Ended 5/31/01                             0.79%                  0.41%               81%(u)
Year Ended 5/31/00                             0.78%                  0.59%               89%(u)
Year Ended 5/31/99                             0.79%                  0.70%               84%(u)

SELECT CLASS SHARES



                                                                  PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------------------------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                             -----------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                 NET ASSET          NET       SECURITIES                  DIVIDENDS
                                    VALUE,   INVESTMENT            (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                 BEGINNING       INCOME     REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                 OF PERIOD       (LOSS)      UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03              $   12.32        (0.11)@           4.92          4.81           --              --              --
Year Ended 12/31/02              $   15.89        (0.08)           (3.49)        (3.57)          --              --              --
11/1/01 Through 12/31/01^        $   14.37        (0.02)            1.54          1.52           --              --              --
Year Ended 10/31/01              $   24.65        (0.21)           (6.69)        (6.90)          --            3.38            3.38
Year Ended 10/31/00              $   15.98        (0.13)@           8.80          8.67           --              --              --
4/15/99** Through 10/31/99       $   14.11        (0.05)            1.92          1.87           --              --              --

MID CAP EQUITY FUND
Year Ended 12/31/03              $   24.39         0.13             7.71          7.84         0.13            0.92            1.05
Year Ended 12/31/02              $   29.51         0.13            (4.07)        (3.94)        0.13            1.05            1.18
11/1/01 Through 12/31/01^        $   26.17         0.02             3.43          3.45         0.02            0.09            0.11
Year Ended 10/31/01              $   37.85         0.12            (5.30)        (5.18)        0.12            6.38            6.50
Year Ended 10/31/00              $   37.55         0.17             9.34          9.51         0.20            9.01            9.21
Year Ended 10/31/99              $   29.63         0.15             8.52          8.67         0.14            0.61            0.75

MID CAP VALUE FUND
Year Ended 12/31/03              $   14.48         0.12@            4.27          4.39         0.06            0.11            0.17
Year Ended 12/31/02              $   14.14         0.14@            0.27          0.41         0.06            0.01            0.07
10/31/01** Through 12/31/01^     $   13.48         0.01@            1.49          1.50         0.09            0.75            0.84



  ^ The Fund changed its fiscal year end from October 31 to December 31. ** Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  +  Amounts round to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                          PER SHARE OPERATING PERFORMANCE:                   RATIOS/SUPPLEMENTAL DATA:
                                         ---------------------------------       -------------------------------------------------
                                                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                                                                                   -------------------------------
                                                                                 NET ASSETS,                                   NET
                                          NET ASSET                                   END OF                            INVESTMENT
                                         VALUE, END                  TOTAL            PERIOD                NET             INCOME
                                          OF PERIOD                 RETURN(a)      (MILLIONS)           EXPENSES             (LOSS)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                      $    17.13                  39.04%      $        16               1.10%             (0.79%)
Year Ended 12/31/02                      $    12.32                 (22.47%)     $        12               1.10%             (0.79%)
11/1/01 Through 12/31/01^                $    15.89                  10.58%      $         8               1.10%             (0.82%)
Year Ended 10/31/01                      $    14.37                 (30.20%)     $        --+              1.12%             (0.76%)
Year Ended 10/31/00                      $    24.65                  54.26%      $        --+              1.10%             (0.59%)
4/15/99** Through 10/31/99               $    15.98                  13.25%      $        --+              1.91%             (0.96%)

MID CAP EQUITY FUND
Year Ended 12/31/03                      $    31.18                  32.29%      $       194               0.90%              0.48%
Year Ended 12/31/02                      $    24.39                 (13.39%)     $       139               0.77%              0.51%
11/1/01 Through 12/31/01^                $    29.51                  13.20%      $       155               0.60%              0.38%
Year Ended 10/31/01                      $    26.17                 (15.27%)     $       133               0.55%              0.38%
Year Ended 10/31/00                      $    37.85                  30.94%      $       164               0.41%              0.52%
Year Ended 10/31/99                      $    37.55                  29.65%      $       129               0.07%              0.44%

MID CAP VALUE FUND
Year Ended 12/31/03                      $    18.70                  30.34%      $        76               1.00%              0.74%
Year Ended 12/31/02                      $    14.48                   2.90%      $        14               1.00%              0.96%
10/31/01** Through 12/31/01^             $    14.14                  11.18%      $        --+              0.99%              0.58%

                                                 RATIOS/SUPPLEMENTAL DATA:
                                 -----------------------------------------------------------
                                      RATIOS TO AVERAGE NET ASSETS: #
                                 -----------------------------------------
                                                            NET INVESTMENT
                                           EXPENSES          INCOME (LOSS)
                                   WITHOUT WAIVERS,       WITHOUT WAIVERS,         PORTFOLIO
                                     REIMBURSEMENTS         REIMBURSEMENTS          TURNOVER
                               AND EARNINGS CREDITS   AND EARNINGS CREDITS              RATE(a)
DYNAMIC SMALL CAP FUND
Year Ended 12/31/03                            1.28%                 (0.97%)              55%
Year Ended 12/31/02                            1.22%                 (0.91%)              52%
11/1/01 Through 12/31/01^                     10.33%!!              (10.05%)!!             8%
Year Ended 10/31/01                           12.21%!!              (11.86%)!!            57%
Year Ended 10/31/00                           15.48%!!              (14.97%)!!            87%
4/15/99** Through 10/31/99                    34.70%!!              (33.75%)!!            92%

MID CAP EQUITY FUND
Year Ended 12/31/03                            1.14%                  0.24%               62%
Year Ended 12/31/02                            1.14%                  0.14%               84%
11/1/01 Through 12/31/01^                      1.15%                 (0.17%)               2%
Year Ended 10/31/01                            1.15%                 (0.22%)              55%
Year Ended 10/31/00                            1.14%                 (0.21%)              84%
Year Ended 10/31/99                            0.93%                 (0.42%)             101%

MID CAP VALUE FUND
Year Ended 12/31/03                            1.24%                  0.50%               32%
Year Ended 12/31/02                            1.71%                  0.25%               51%
10/31/01** Through 12/31/01^                   3.68%!!               (2.11%)              15%

                                                                  PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------------------------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                             -----------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                 NET ASSET          NET       SECURITIES                  DIVIDENDS
                                    VALUE,   INVESTMENT            (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                 BEGINNING       INCOME     REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                 OF PERIOD       (LOSS)      UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
SMALL CAP EQUITY FUND
Year Ended 12/31/03              $   18.37        (0.04)@           6.85          6.81           --              --              --
Year Ended 12/31/02              $   22.25        (0.04)@          (3.71)        (3.75)          --            0.13            0.13
11/1/01 Through 12/31/01^        $   20.27        (0.01)@           1.99          1.98           --              --              --
Year Ended 10/31/01              $   28.52        (0.10)           (4.26)        (4.36)          --            3.89            3.89
Year Ended 10/31/00              $   23.10        (0.05)@           8.12          8.07           --            2.65            2.65
Year Ended 10/31/99              $   20.59        (0.02)@           2.70          2.68           --            0.17            0.17

SMALL CAP GROWTH FUND
Year Ended 12/31/03              $    5.56        (0.05)@           2.28          2.23           --              --              --
Year Ended 12/31/02              $    9.30        (0.06)@          (3.68)        (3.74)          --              --              --
10/31/01** Through 12/31/01^^    $    7.77        (0.01)            1.54          1.53           --              --              --



 **  Commencement of offering of class of shares.
  ^ The Fund changed its fiscal year end from October 31 to December 31. ^^ The Fund changed its fiscal year end from September 30 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                          PER SHARE OPERATING PERFORMANCE:                   RATIOS/SUPPLEMENTAL DATA:
                                         ---------------------------------       ------------------------------------------------
                                                                                                  RATIOS TO AVERAGE NET ASSETS: #
                                                                                                  -------------------------------
                                                                                 NET ASSETS,                                  NET
                                          NET ASSET                                   END OF                           INVESTMENT
                                         VALUE, END                  TOTAL            PERIOD                NET            INCOME
                                          OF PERIOD                 RETURN(a)     (MILLIONS)           EXPENSES            (LOSS)
SMALL CAP EQUITY FUND
Year Ended 12/31/03                      $    25.18                  37.07%      $       636               0.85%            (0.22%)
Year Ended 12/31/02                      $    18.37                 (16.87%)     $       502               0.85%            (0.22%)
11/1/01 Through 12/31/01^                $    22.25                   9.77%      $       532               0.88%            (0.31%)
Year Ended 10/31/01                      $    20.27                 (16.19%)     $       390               0.88%            (0.30%)
Year Ended 10/31/00                      $    28.52                  37.94%      $       383               0.88%            (0.20%)
Year Ended 10/31/99                      $    23.10                  13.06%      $       269               0.88%            (0.07%)

SMALL CAP GROWTH FUND
Year Ended 12/31/03                      $     7.79                  40.11%      $        --+              1.10%            (0.81%)
Year Ended 12/31/02                      $     5.56                 (40.22%)     $        --+              1.10%            (0.89%)
10/31/01** Through 12/31/01^^            $     9.30                  19.69%      $        --+              1.10%            (0.88%)

                                                   RATIOS/SUPPLEMENTAL DATA:
                               -------------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                               -------------------------------------------------------------
                                                            NET INVESTMENT
                                           EXPENSES          INCOME (LOSS)
                                   WITHOUT WAIVERS,       WITHOUT WAIVERS,         PORTFOLIO
                                     REIMBURSEMENTS         REIMBURSEMENTS          TURNOVER
                               AND EARNINGS CREDITS   AND EARNINGS CREDITS              RATE(a)
SMALL CAP EQUITY FUND
Year Ended 12/31/03                            1.12%                 (0.49%)              38%
Year Ended 12/31/02                            1.09%                 (0.46%)              51%
11/1/01 Through 12/31/01^                      1.10%                 (0.53%)               6%
Year Ended 10/31/01                            1.12%                 (0.54%)              47%
Year Ended 10/31/00                            1.13%                 (0.45%)              75%
Year Ended 10/31/99                            1.13%                 (0.32%)              92%

SMALL CAP GROWTH FUND
Year Ended 12/31/03                           24.96%!!              (24.67%)!!           143%
Year Ended 12/31/02                           24.20%!!              (23.99%)!!            76%
10/31/01** Through 12/31/01^^                  9.40%!!               (9.18%)!!            25%

                                                                  PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------------------------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                             -----------------------------------------   ------------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                 NET ASSET          NET       SECURITIES                  DIVIDENDS
                                    VALUE,   INVESTMENT            (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                 BEGINNING       INCOME     REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                 OF PERIOD       (LOSS)      UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
US SMALL COMPANY FUND+
Year Ended 12/31/03              $    9.97         0.02@            3.94          3.96         0.03              --            0.03
Year Ended 12/31/02              $   12.57         0.03            (2.60)        (2.57)        0.03              --            0.03
6/1/01 Through 12/31/01^         $   13.43         0.04@           (0.79)        (0.75)        0.05            0.06            0.11
Year Ended 5/31/01               $   14.45         0.05             0.04          0.09         0.03            1.08            1.11
Year Ended 5/31/00               $   11.49           --             2.97          2.97         0.01              --            0.01
Year Ended 5/31/99               $   14.76         0.04            (1.76)        (1.72)        0.04            1.51            1.55

US SMALL COMPANY
OPPORTUNITIES FUND
Year Ended 12/31/03              $    7.04        (0.13)            2.11          1.98           --              --              --
Year Ended 12/31/02              $   10.48        (0.09)           (3.35)        (3.44)          --              --              --
6/1/01 Through 12/31/01^         $   12.19        (0.04)           (1.67)        (1.71)          --              --              --
Year Ended 5/31/01               $   15.90        (0.07)           (2.29)        (2.36)          --            1.35            1.35
Year Ended 5/31/00               $   12.17           --             3.73          3.73           --              --              --
Year Ended 5/31/99               $   12.57        (0.01)           (0.08)        (0.09)          --            0.31            0.31



  + On September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split
  ^  The fund changed its fiscal year end from May 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ Prior to September 10, 2001, the Fund invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USSCP.

                                          PER SHARE OPERATING PERFORMANCE:                   RATIOS/SUPPLEMENTAL DATA:
                                         ---------------------------------       ------------------------------------------------
                                                                                                  RATIOS TO AVERAGE NET ASSETS: #
                                                                                                  -------------------------------
                                                                                 NET ASSETS,                                  NET
                                          NET ASSET                                   END OF                           INVESTMENT
                                         VALUE, END                  TOTAL            PERIOD                NET            INCOME
                                          OF PERIOD                 RETURN(a)     (MILLIONS)           EXPENSES            (LOSS)
US SMALL COMPANY FUND+
Year Ended 12/31/03                      $    13.90                  39.72%      $       156               1.01%             0.15%
Year Ended 12/31/02                      $     9.97                 (20.48%)     $       199               1.01%             0.23%
6/1/01 Through 12/31/01^                 $    12.57                  (5.56%)     $       286               1.01%             0.39%
Year Ended 5/31/01                       $    13.43                   0.75%      $       296               1.01%             0.35%
Year Ended 5/31/00                       $    14.45                  25.90%      $       285               1.00%             0.05%
Year Ended 5/31/99                       $    11.49                 (10.95%)     $       187               1.02%             0.34%

US SMALL COMPANY
OPPORTUNITIES FUND
Year Ended 12/31/03                      $     9.02                  28.13%      $        10               1.02%            (0.62%)
Year Ended 12/31/02                      $     7.04                 (32.82%)     $        55               1.02%            (0.66%)
6/1/01 Through 12/31/01^                 $    10.48                 (14.03%)     $       195               1.02%            (0.50%)
Year Ended 5/31/01                       $    12.19                 (15.51%)     $       339               0.99%            (0.35%)
Year Ended 5/31/00                       $    15.90                  30.65%      $       529               0.99%            (0.47%)
Year Ended 5/31/99                       $    12.17                  (0.49%)     $       286               1.07%            (0.42%)

                                                   RATIOS/SUPPLEMENTAL DATA:
                               -------------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: #
                               -------------------------------------------------------------
                                                            NET INVESTMENT
                                           EXPENSES          INCOME (LOSS)
                                   WITHOUT WAIVERS,       WITHOUT WAIVERS,         PORTFOLIO
                                     REIMBURSEMENTS         REIMBURSEMENTS          TURNOVER
                               AND EARNINGS CREDITS   AND EARNINGS CREDITS              RATE(a)
US SMALL COMPANY FUND+
Year Ended 12/31/03                            1.11%                  0.05%               78%~
Year Ended 12/31/02                            1.10%                  0.14%               90%~
6/1/01 Through 12/31/01^                       1.04%                  0.36%               48%~
Year Ended 5/31/01                             1.01%                  0.35%              110%~
Year Ended 5/31/00                             1.00%                  0.05%              104%~
Year Ended 5/31/99                             1.02%                  0.34%              104%~

US SMALL COMPANY
OPPORTUNITIES FUND
Year Ended 12/31/03                            1.68%                 (1.28%)             207%
Year Ended 12/31/02                            1.17%                 (0.81%)             100%
6/1/01 Through 12/31/01^                       1.07%                 (0.55%)              55%
Year Ended 5/31/01                             0.99%                 (0.35%)             117%
Year Ended 5/31/00                             0.99%                 (0.47%)             132%
Year Ended 5/31/99                             1.07%                 (0.42%)             116%

                       THIS PAGE INTENTIONALLY LEFT BLANK.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at


1-800-348-4273 or writing to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

The Funds' Investment Company Act File Nos. are as follows:

JPMorgan Capital Growth Fund                811-5151
JPMorgan Disciplined Equity Fund            811-7342
JPMorgan Diversified Fund                   811-7342
JPMorgan Dynamic Small Cap Fund             811-5151
JPMorgan Equity Growth Fund                 811-5526
JPMorgan Equity Income Fund                 811-5526
JPMorgan Growth and Income Fund             811-5151
JPMorgan Mid Cap Equity Fund                811-7843
JPMorgan Mid Cap Value Fund                 811-08189
JPMorgan Small Cap Equity Fund              811-5151
JPMorgan Small Cap Growth Fund              811-08189
JPMorgan U.S. Equity Fund                   811-7342
JPMorgan U.S. Small Company Fund            811-7342
JPMorgan U.S. Small Company
  Opportunities Fund                        811-7340


(C) J.P. Morgan Chase & Co. All Rights Reserved. May 2004

PR-EQS-504

                           JPMorgan U.S. Equity Funds

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004


                    J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

               JPMorgan Equity Growth Fund ("Equity Growth Fund")

               JPMorgan Equity Income Fund ("Equity Income Fund")
              JPMorgan Mid Cap Growth Fund ("Mid Cap Growth Fund")



     This Statement of Additional Information ("SAI") is not a prospectus but contains additional information which should be read in conjunction with the Prospectuses (each a "Prospectus") dated May 1, 2004 for Equity Growth Fund, Equity Income Fund and Mid Cap Growth Fund (each a "Fund," collectively the "Funds") as supplemented from time to time. Additionally, this Statement of Additional Information incorporates by reference the financial statements included in the Shareholder Reports relating to the Funds dated December 31, 2003. The Prospectuses and the Financial Statements, included in the Independent Accountants' Reports, are available, without charge upon request by contacting J.P. Morgan Fund Distributors, Inc., the Funds' distributor (the "Distributor"), at 522 Fifth Avenue, New York, NY 10036.

     For more information about the Funds or the financial statements, simply write or call:

                          JPMorgan Funds Service Center

                                 P.O. Box 219392
                           Kansas City, MO 64121-9392

                                 1-800-348-4782


                                                                  SAI-EQMFIT-504

TABLE OF CONTENTS


                                                                                                       PAGE
General                                                                                                 3
Investment Strategies and Policies                                                                      4
Investment Restrictions                                                                                20
Portfolio Transactions                                                                                 22
Performance Information                                                                                24
Net Asset Value                                                                                        26
Purchases, Redemptions and Exchanges                                                                   27
Dividends and Distributions                                                                            33
Distributions and Tax Matters                                                                          33
Trustees                                                                                               38
Officers                                                                                               42
Codes of Ethics                                                                                        43
Proxy Voting Procedures and Guidelines                                                                 43
Investment Adviser                                                                                     45
Administrator and Sub-Administrator                                                                    48
Distributor                                                                                            49
Distribution Plan                                                                                      50
Custodian                                                                                              51
Transfer Agent                                                                                         52
Shareholder Servicing Agents                                                                           52
Financial Professionals                                                                                53
Expenses                                                                                               53
Independent Accountants                                                                                54
Massachusetts Trust                                                                                    54
Description of Shares                                                                                  55
Additional Information                                                                                 56
Financial Statements                                                                                   58
Appendix A--Description of Certain Obligations Issued or Guaranteed by U.S. Government
  Agencies or Instrumentalities                                                                       A-1
Appendix B--Description of Ratings                                                                    B-1

                                     GENERAL


     J.P. Morgan Mutual Fund Investment Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997. Effective April 30, 2003, the name of the Trust was changed from Mutual Fund Investment Trust to J.P. Morgan Mutual Fund Investment Trust. This SAI describes the Equity Growth Fund, Equity Income Fund and Mid Cap Growth Fund. The Funds are diversified as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Trustees of the Trust have authorized the issuance and sale of up to five classes of the Funds: Institutional Class, Select Class, Class A, Class B and Class C Shares. Currently, the Funds are offering Select Class, Class A, Class B and Class C Shares except JPMorgan Mid Cap Growth Fund which offers only Class A and B Shares. The shares of the Funds are collectively referred to in this SAI as the "Shares."


     Prior to a name change effective December 3, 2001, the JPMorgan H&Q IPO & Emerging Company Fund was named Mid Cap Growth Fund.

     As of September 10, 2001, the Institutional Class shares of Equity Growth Fund and Equity Income Fund were renamed Select Class.

     Prior to September 10, 2001, the Equity Growth Fund operated under a master/feeder fund structure. Under this structure, the Fund sought to achieve its investment objective by investing all of its investable assets in an open-end management investment company which had the same investment objective as the Fund. The Equity Growth Fund invested in the Equity Growth Portfolio (the "Portfolio"). The Portfolio was a separate series of Mutual Fund Master Investment Trust (the "Master Trust," and with the Trust, the "Trusts"), an open-end management investment company that was organized as a business trust under the laws of the Commonwealth of Massachusetts.

     Effective March 23, 2001, the JPMorgan H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, a predecessor fund in a tax-free reorganization. Certain shareholders who held shares in the above-referenced predecessor fund have special rights (including reduced fees) with respect to the Mid Cap Growth Fund.

     Effective February 28, 2001, the following Funds were renamed with the approval of the Board of Trustees of the Trust:

NEW NAME                                            FORMER NAME
-------                                             -----------
JPMorgan Equity Growth Fund                         Chase Equity Growth Fund
JPMorgan Equity Income Fund                         Chase Equity Income Fund

     Effective after the close of business on February 16, 2001, Investor Class and Premier Class shares of Equity Growth Fund and Equity Income Fund were renamed Class A and Institutional Class shares, respectively.

     Effective January 1, 1998, the Equity Growth and Equity Income Funds of the AVESTA Trust, a collective investment trust, were converted and redomiciled into the corresponding portfolios of the Trust (the "Avesta Conversion").


     The Funds are advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser").

     This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs. This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds' executive offices are located at 522 Fifth Avenue, New York, NY 10036.


     Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by JPMorgan Chase Bank, an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                       INVESTMENT STRATEGIES AND POLICIES


                               EQUITY INVESTMENTS

     The equity securities in which the Funds may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter ("OTC") market as well as certain restricted or unlisted securities.

     EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

     The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

     COMMON STOCK WARRANTS AND RIGHTS. The Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the "strike price") for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

     Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuers to shareholders.

     Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire without value if they are not exercised on or prior to the expiration date.

                               FOREIGN INVESTMENTS

     FOREIGN SECURITIES. For purposes of a Fund's investment policies, an issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50 percent of its revenue or profits from such country or has at least 50 percent of its assets situated in such country.

     The Funds make substantial investments in foreign countries. Investors should realize that the value of the Funds' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

     Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

     In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

     Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

     Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

     Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Funds buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Funds may enter time from time into foreign currency exchange transactions. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

     A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the securities held by the Funds or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     OBLIGATIONS OF SUPRANATIONAL ENTITIES. The Funds may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

                    CORPORATE BONDS AND OTHER DEBT SECURITIES

     CORPORATE BONDS. The Funds may invest in bond and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other financial issuers to the extent consistent with their investment objectives and policies. All debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. See "Quality and Diversification Requirements."

     MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities, i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage banks, commercial banks and savings and loan associations. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

     Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of government sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"). No assurance can be given that the U.S. government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

     There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates") and other collateralized mortgage obligations ("CMOs").

     Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     Multiple class securities include CMOs and REMIC Certificates issued by U.S. government agencies, instrumentalities and sponsored enterprises (such as the Federal National Mortgage Association ("Fannie Mae") and Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities, the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

     Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Funds may invest in stripped mortgage-backed securities ("SMBSs") which are derivative multi-class mortgage securities, issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBSs may not be readily marketable and will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities. The Adviser may determine that SMBSs, which are U.S. government securities, are liquid for purposes of the Funds' limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. Stripped mortgage-backed securities have greater volatility than other types of mortgage-related securities. Stripped mortgage-backed securities, which are purchased at a substantial premium or discount, generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBSs that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. The Funds may engage in mortgage dollar roll transactions. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Fund's investment restrictions. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate and may not exceed
33 1/3% of the Fund's total assets.

     STRUCTURED PRODUCTS. The Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

     The Funds may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

     FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Funds may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or third party. The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the International Growth Fund, Japan Fund, Asia Equity Fund and European Fund, including Participation Certificates (described below), on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate securities adjustment indexes, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities. Demand features provided by foreign banks involve certain risks associated with foreign investments.

     The Funds may invest in Participation Certificates issued by a bank, insurance company or other financial institution in securities owned by such institutional or affiliated organizations. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that such Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees has determined meets the prescribed quality standards for a particular Fund.

     A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of a Fund's participation interest in the securities, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although a Fund retains the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The Funds may also invest in certificates of indebtedness or safekeeping which are documentary receipts for original securities held in custody by others. As a result of the floating or variable rate nature of Participation Certificates and certificates of indebtedness or safekeeping, the Funds' yields may decline; however, during periods when interest rates increase, the Funds' yields may increase, and they may have reduced risk of capital depreciation. The demand feature on certain floating or variable rate securities may obligate the Funds to pay a "tender fee" to a third party.

     ASSET-BACKED SECURITIES. The Funds may invest in asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to a Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

     Collateralized securities are subject to certain additional risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower.

                            MONEY MARKET INSTRUMENTS

     Each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. Under normal circumstances, the Funds will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Funds may also invest in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

     U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     The Funds may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     SUPRANATIONAL OBLIGATIONS. The Funds may invest in debt securities issued by supranational organizations. See also "Foreign Investments--Obligations of Supranational Entities."

     BANK OBLIGATIONS. The Funds may invest in bank obligations. Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of the U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market; there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years. Investments in bank obligations are limited to those of U.S banks (including their foreign branches) which have assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation and foreign banks (including their U.S. branches) having total assets in excess of $1 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the Adviser to meet comparable credit standing criteria.

     The Funds will not invest in obligations for which the Adviser, or any of their affiliated persons, is the ultimate obligor or accepting bank.

     COMMERCIAL PAPER. The Funds may invest in commercial paper. Commercial paper is defined as short term obligations with maturities from 1 to 270 days issued by banks, corporations, or other borrowers to investors with temporary idle cash. Commercial paper includes master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand that is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of an affiliate of the Adviser to whom such affiliate, in its capacity as a commercial bank, has made a loan.

     REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers that meet the Adviser's credit guidelines approved by the Funds' Board of Trustees, and only if fully collateralized by securities in which such Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities.

                             TAX EXEMPT OBLIGATIONS

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

     Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

     MUNICIPAL NOTES. The Funds may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations.

     Municipal notes are short-term obligations with maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

     Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

     Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Funds may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of each Fund to receive the par value of the obligation upon demand or notice.

     Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.

                             ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

     FORWARD COMMITMENTS. In order to invest the assets of the Funds immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a segregated account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal, state or local taxation. Purchasing securities on a forward commitment basis may also involve the risk of default by the other party on the obligation, delaying or preventing such a Fund from recovering the collateral or completing the transaction.

     To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act and consistent with its investment objective and strategy. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. The SEC has granted an exemptive order permitting the Funds to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from a Trust in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

     REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period, which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its securities if such loans are secured continuously by cash collateral in favor of a Fund at least equal at all times to 100% of the market value of the securities loaned plus, in the case of fixed income securities, accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Adviser or the Distributor, unless otherwise permitted by applicable law. The voting rights with respect to loaned securities may pass with the lending of the securities, but the Board of Trustees is entitled to call loaned securities to vote proxies, or otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan, when the Board believes it necessary to vote. All forms of borrowing (including reverse repurchase agreements, mortgage dollar rolls and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

     There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

     ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. No Fund may acquire any illiquid securities if, as a result thereof, more than 15% of its net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, each Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

     Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

     As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

     REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITS or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS

     Each Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     The Funds will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Distributions and Tax Matters." To meet these requirements, a Fund must diversify its holdings so that with respect to 50% of the Fund's assets, no more than 5% of its assets are invested in the securities of any one issuer other than the U.S. government at the close of each quarter of the Fund's tax able year. The

Fund may with respect to the remaining 50% of its assets, invest up to 25% of its assets in the securities of any one issuer (except this limitation does not apply to U.S. government securities).

     The Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P and the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P, or if no such ratings are available, the investment must by of comparable quality in the Adviser's opinion. At the time a Fund invests in any other short-term debt securities, they must be rate A or higher by Moody's or S&P, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

     BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Funds, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Funds invest in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

     Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Fund's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A for more detailed information on the various ratings categories.

                        OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE TRADED AND OTC OPTIONS. All options purchased or sold by the Funds will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Provided that a Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay an initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

     COMBINED POSITIONS. The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Although the Funds will not be commodity pools, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. Each Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

     In addition, each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

                         SWAPS AND RELATED SWAP PRODUCTS

     Each of the Funds may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

     Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

     Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

     The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a "net basis", and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

     The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

     The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with Fund security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

     The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

     Each Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligations under the agreement. Each Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

     The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

     During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

     The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

                                 RISK MANAGEMENT

     The Funds may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the Funds' exposure to the equity markets of particular countries by purchasing futures contracts on the stock indices of those countries to increase exposure to their equity markets. Such non-hedging risk management techniques are not speculative, but because they involve leverages, include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

                               PORTFOLIO TURNOVER

     The table below sets forth the Funds' portfolio turnover rates for the last two fiscal years. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Distributions and Tax Matters" below.



                                                        FISCAL                 FISCAL
                                                      YEAR ENDED             YEAR ENDED
                                                       12/31/02               12/31/03
                                                      ----------             ----------
Equity Growth Fund                                       50%                    81%
Equity Income Fund*                                     167%                    17%
Mid Cap Growth Fund                                      39%                    69%



  * The variation in portfolio turnover for the Equity Income Fund from the fiscal year ended 12/31/01 to the fiscal year ended 12/31/02 was a result of higher than usual share activity related to the Fund's change in portfolio managers during the current fiscal year.


                             INVESTMENT RESTRICTIONS

     The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

     Each Fund:

          (1) May not borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

          (2) May make loans to other persons, in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law;

          (3) May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this restriction.

          (4) May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.

     In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (2) above, loan participations are considered to be debt instruments. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

     In addition, each Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

          (1) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

          (2) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

          (3) Each Fund may not invest more than 15% of its net assets in illiquid securities.

          (4) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (5) Except as specified above, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

          (6) In addition, the Mid Cap Growth Fund may not, with respect to 50% of its asset, hold more than 10% of the outstanding shares of an issuers.

     For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     In order to permit the sale of its shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should a Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of shares in the state involved.

     If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

     For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


                             PORTFOLIO TRANSACTIONS

     On behalf of the Funds, the Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all Funds unless otherwise prohibited. See "Investment Strategies and Policies."

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Funds to pay a broker-dealer, which provides brokerage and research services to the Adviser, the Funds and/or other accounts for which the Adviser exercises investment discretion, an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or the Adviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes: (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.


     Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory agreement. The advisory fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

     For the fiscal year ended December 31, 2003, the Funds paid the following commissions to brokers and dealers who provided research services:



                                                 TOTAL RESEARCH        PERCENTAGE OF TOTAL
                                                   COMMISSIONS             COMMISSIONS
                                                 --------------        -------------------
Equity Growth Fund                                 $        0                     0%
Equity Income Fund                                   1,614.00                  5.63%
Mid Cap Growth Fund                                  3,447.81                 11.32%



     Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The order is subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of each Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase Bank act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and any other investment company having the same investment adviser, and that no shares will be purchased from the Distributor or any of its affiliates.

     On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

     If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The Funds paid the following brokerage commissions for the indicated periods:



                                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                                 ENDED         ENDED        ENDED
                                                                               12/31/01      12/31/02      12/31/03
                                                                              -----------   -----------   -----------
Equity Growth Fund
Total Brokerage Commissions                                                   $    83,645   $   102,620   $    92,269
Brokerage Commissions to Affliated Broker/Dealer                                       --            --            --
Equity Income Fund
Total Brokerage Commissions                                                        39,548       208,526        28,645
Brokerage Commissions to Affliated Broker/Dealer                                       --            --            --

                                                                                PERIOD
                                                                FISCAL YEAR     10/1/01     FISCAL YEAR   FISCAL YEAR
                                                                  ENDED         THROUGH        ENDED         ENDED
                                                                 09/30/01      12/31/01^     12/31/02      12/31/03
                                                                -----------   -----------   -----------   -----------
Mid Cap Growth Fund
Total Brokerage Commissions                                             N/A   $   210,205   $   115,577   $   117,885
Brokerage Commissions to Affliated Broker/Dealer                         --            --            --            --



  ^ The Fund changed its fiscal year end from 9/30 to 12/31.


                             PERFORMANCE INFORMATION

     From time to time the Funds may quote performance in terms of yield, actual distributions of average annual total returns before and after taxes or capital appreciation in reports, sales literature and advertisements published by the Funds. Shareholders may obtain current performance information by calling the number provided on the cover page of this SAI. See also the Prospectuses.

     A Fund may provide periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in NAV per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable CDSC imposed on a total redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless a Fund has been in existence for a shorter period.

     Average annual total returns are calculated based on the following formulas:

          Average annual total returns (before taxes):
                P (1 + T) TO THE POWER OF n = ERV

          Average annual total returns (after taxes on distributions):
                P (1 + T) TO THE POWER OF n = ATV(SUB D)

          Average annual total returns (after taxes on distributions and sale of Fund shares)
                P (1 + T) TO THE POWER OF n = ATV(SUB DR)

          Where:  P     =    a hypothetical initial payment of $1,000.

                  T     =    average annual total return (before taxes, after
                             taxes on distributions, or after taxes on distributions and sale of Fund shares, as applicable).


                  n     =    number of years.


                   ERV  =    ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

            ATV(SUB D)  =    ending value of a hypothetical $1,000 payment made
                             at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

           ATV(SUB DR)  =    ending value of a hypothetical $1,000 payment made
                             at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


      AVERAGE ANNUAL TOTAL RETURNS AS OF THE FISCAL PERIOD ENDED 12/31/03*
       (INCLUDING SALES CHARGES AS SET FORTH IN THE APPLICABLE PROSPECTUS)



                                                                                        SINCE            DATE OF
                                                         1 YEAR   5 YEARS  10 YEARS   INCEPTION**    FUND INCEPTION**
                                                         ------   -------  --------   -----------    ----------------
Equity Growth Fund
  Class A Shares--before taxes                            13.56%   -7.95%    6.76%
  Class A Shares--after taxes on distributions            13.56%   -8.94%    6.10%
  Class A Shares--after taxes on distributions
     and sale of fund shares.                              8.81%   -6.63%    5.92%
  Class B Shares--before taxes                            14.57%   -7.52%    7.17%
  Class B Shares--after taxes on distributions            14.57%   -8.53%    6.52%
  Class B Shares--after taxes on distributions
     and sale of fund shares.                              9.47%   -6.26%    6.32%
  Class C Shares--before taxes                            18.59%   -7.25%    7.17%
  Class C Shares--after taxes on distributions            18.59%   -8.25%    6.51%
  Class C Shares--after taxes on distributions
     and sale of fund shares.                             12.08%   -6.05%    6.31%
  Select Shares--before taxes                             20.75%   -6.63%    7.54%
  Select Shares--after taxes on distributions             20.75%   -7.63%    6.89%
  Select Shares--after taxes on distributions
     and sale of fund shares.                             13.49%   -5.57%    6.63%
Equity Income Fund
  Class A Shares--before taxes                            16.28%   -2.91%    8.06%
  Class A Shares--after taxes on distributions            15.85%   -4.44%    7.18%
  Class A Shares--after taxes on distributions
     and sale of fund shares.                             11.05%   -2.78%    6.93%
  Class B Shares--before taxes                            17.70%   -2.31%    8.55%
  Class B Shares--after taxes on distributions            17.36%   -3.80%    7.70%
  Class B Shares--after taxes on distributions
     and sale of fund shares.                             11.89%   -2.24%    7.40%
  Class C Shares--before taxes                            21.72%   -2.05%    8.55%
  Class C Shares--after taxes on distributions            21.36%   -3.52%    7.70%
  Class C Shares--after taxes on distributions
     and sale of fund shares.                             14.50%   -2.01%    7.40%
  Select Shares--before taxes                             23.76%   -1.44%    8.89%
  Select Shares--after taxes on distributions             23.23%   -3.09%    7.93%
  Select Shares--after taxes on distributions
     and sale of fund shares.                             16.03%   -1.61%    7.64%
Mid Cap Growth Fund                                                                                      10/29/99
  Class A Shares--before taxes                            29.55%                         -16.41%
  Class A Shares--after taxes on distributions            29.55%                         -16.50%
  Class A Shares--after taxes on distributions
     and sale of fund shares.                             19.21%                         -13.26%
  Class B Shares--before taxes                            31.68%                         -16.20%
  Class B Shares--after taxes on distributions            31.68%                         -16.29%
  Class B Shares--after taxes on distributions
     and sale of fund shares.                             20.59%                         -13.10%



* Date of inception and performance for eash class reflects, if applicable, the performance of another feeder, class or predecessor fund that invests (or during the relevant period invested) in the same portfolio of securities.
** If Fund has less than 10 years.

     The tax rate used for calculating after-tax performance is the maximum (marginal) rate of 35.0%.


     A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.


     Each Fund presents performance information for each class thereof since the commencement of operations of that Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund is therefore based on the performance history of predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B and Class C Shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

     The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were no such waivers. With respect to certain Funds, JPMorgan Chase Bank and/or other service providers waive certain fees and/or reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

     Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated in the Prospectuses or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

     From time to time, the Funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated Fund holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds;
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.


                                 NET ASSET VALUE


     Each of the Funds computes its NAV once daily Monday through Friday at the time indicated in the Prospectuses. The NAV will not be computed on the days the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which NAV is determined are the Funds' business days.

     The NAV of each class of a Fund is equal to the value of such class's pro rata portion of the Fund's assets less the Fund's class's pro rata portion of the liabilities. The following is a discussion of the procedures used by the Funds in valuing their assets.

     The value of investments listed on a U.S. or Canadian securities exchange is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

     Options on stock indexes traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges which is currently 4:10 p.m. Eastern Standard Time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., Eastern Standard Time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of each Fund's NAV.

     Trading in securities on most foreign markets is normally completed before the close in trading in U.S. markets and may also take place on days on which the U.S. markets are closed.

     The Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.


     Fixed-income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Fixed income securities with a remaining maturity of less than 60 days will be valued using the amortized cost method.

     Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

     Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., Eastern Standard Time. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of each Fund's NAV. Non-listed over-the-counter ("OTC") options and swaps shall be valued at the closing price provided by a counterparty or third party broker.


                      PURCHASES, REDEMPTIONS AND EXCHANGES

     The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each Fund reserves the right to request that the investor buy more shares or close the account. If an investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. JPMorgan Funds Service Center may defer acting on a shareholder's instructions until it has received them in proper form and in accordance with the requirements described in the Prospectus. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been accepted by JPMorgan Funds Service Center. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.

     An investor may buy shares in a Fund: (i) through an investment representative or financial services firm; (ii) through the Distributor by calling the JPMorgan Funds Service Center; or (iii) for the purchase Class A, B or C Shares, an investor may also buy through the systematic investment plan. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

     The Funds may, at their own option, accept securities in lieu of payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted as payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the applicable Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of such Fund by the percentage representing that investor's share of the aggregate beneficial interests in such Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

     The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. A Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Distributor as shown in the following table, except when the Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.

     The broker-dealer allocation for Funds with a 5.75% sales charge on Class A Shares is set forth below:

                                                                                    AMOUNT OF
                                                          SALES CHARGE AS A       SALES CHARGE
                                                           PERCENTAGE OF:         REALLOWED TO
                                                       ----------------------     DEALERS AS A
AMOUNT OF TRANSACTION AT                               OFFERING    NET AMOUNT    PERCENTAGE OF
OFFERING PRICE ($)                                       PRICE      INVESTED     OFFERING PRICE
---------------------------                            --------    ----------    --------------
Under 100,000                                            5.75         6.10            5.00
100,000 but under 250,000                                3.75         3.90            3.25
250,000 but under 500,000                                2.50         2.56            2.25
500,000 but under 1,000,000                              2.00         2.04            1.75

     There is no initial sales charge on purchases of Class A Shares of $1 million or more.

     At times the Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A Shares of a Fund may be deemed to be underwriters under the Securities Act.


     The Distributor pays broker-dealers commissions on net sales of Class A Shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments. If shares are redeemed within 12 months of the purchase date, clients of broker-dealers that have received the commissions described above will be subject to a contingent deferred sales charge ("CDSC") as follows:
(i) 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for up to 6 months or (ii) 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for 6 to 12 months.

     The Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the broker-dealers that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of cost of the shares being redeemed or their NAV at the time of redemption.

     Investors may be eligible to buy Class A Shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' cumulative quantity discount, statement of intention, group sales plan and employee benefit plans.


     Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A Shares for purposes of the discount privileges and programs described above.


     Investors in Class A Shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A Shares of any other JPMorgan Fund (or if a fund has only one class, shares of such fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A Shares or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

     The Statement is not a binding obligation of the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.


     Class A Shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

     An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares of a Fund (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

     A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at a discount, and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

     No initial sales charge will apply to the purchase of a Fund's Class A Shares if the investor is (i) investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds,
(ii) investing through any qualified retirement plan with 50 or more participants, or (iii) a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

     Purchases of a Fund's Class A Shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

     Purchases of a Fund's Class A Shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund, or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

     When shares of the Funds are sold to a qualified tuition program under
Section 529 of the Internal Revenue Code, such a program may purchase Class A Shares without an initial sales load.


     Purchases of a Fund's Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the JPMorgan Funds Service Center.

     A Fund may sell Class A Shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of J.P. Morgan Chase, the Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares), and financial institution trust departments investing an aggregate of $1 million or more in JPMorgan Funds.

     Shareholders of record of any former Chase Vista Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A Shares with no initial sales charge for as long as they continue to own Class A Shares of any former Chase Vista Fund, provided there is no change in account registration.

     Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or invest distributions from their funds in, shares of the Funds at NAV.


     REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in a Fund at the NAV next determined subject to written request within 90 calendar days of a redemption. The reinstatement request must be accompanied by payment for the shares (in an amount not in excess of the redemption proceeds), and shares will be purchased at the next determined NAV. Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A Shares with no initial sales charge (in an amount not in excess of the redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C Shares.

     EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. JPMorgan Chase may discontinue this exchange privilege at any time.

     Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are permitted to be offered and sold where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

     The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares and a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays.


     The CDSC for Class B and Class C Shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for:
(i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a minimum required distribution from an IRA, Keogh or custodial account under section 403(b) of the Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B Shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.


     The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.

     Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converted. The conversion of Class B Shares purchased on or after May 1, 1996 will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the NAV per share of the Class A Shares may be higher or lower than the NAV per share of the Class B Shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

     MID CAP GROWTH FUND. Holders of Class B Shares in the former JPMorgan H&Q IPO & Emerging Company Fund, the predecessor of the Mid Cap Growth Fund, who received Class B Shares in the Mid Cap Fund as part of the reorganization of the Mid Cap Growth Fund and the predecessor fund on March 23, 2001 will generally pay a lower deferred sales charge on the shares received in the reorganization than on shares subsequently purchased. Class B Shares received in the reorganization will have the CDSC set forth in Column 3, while shares purchased after the reorganization or acquired in a subsequent purchase will have the CSDC set forth in Column 2. The Class B Shares purchased after the reorganization will cease to have a CSDC six years after a purchase (as opposed to five years for Class B Shares acquired in the reorganization). Those shares will convert to Class A Shares nine years after a purchase (as opposed to six years for Class B Shares acquired in the reorganization). In determining the sales charge on Class B Shares received as part of the reorganization, the holding period will refer back to when the Class B Shares of the predecessor fund were purchased, not when the Class B Shares of Mid Cap Growth Fund were received in the reorganization.


                                                       CONTINGENT DEFERRED SALES CHARGE*
                                         -------------------------------------------------------------
                                              SHARES RECEIVED                     SHARES RECEIVED
             YEARS HELD                    AFTER REORGANIZATION                  IN REORGANIZATION
             ----------                  -------------------------           -------------------------
                 1                                  5%                                   5%
                 2                                  4%                                   4%
                 3                                  3%                                   3%
                 4                                  3%                                   3%
                 5                                  2%                                   1%
                 6                                  1%                       Convert to Class A shares
                 7                                 None                                  --
                 8                                 None                                  --
                 9                       Convert to Class A shares                       --

  * Purchasers acquiring Class B Shares of the Mid Cap Growth Fund after the reorganization between the Fund and the predecessor fund will pay a CDSC as described in Column 2.

     A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

     The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

     Investors may incur a fee if they effect transactions through a broker or agent.


                           DIVIDENDS AND DISTRIBUTIONS

     Each Fund declares and pays dividends and distributions as described under "Distributions and Taxes" in the Prospectuses. Dividends paid on Class A, Class B and Class C Shares are calculated at the same time. In general, dividends on Class B and Class C Shares are expected to be lower than those on Class A Shares due to the higher distribution expenses borne by the Class B and Class C Shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

     Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at JPMorgan Chase Bank or at his or her financial professional or, in the case of certain JPMorgan Chase Bank customers, are mailed by check in accordance with the customer's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                          DISTRIBUTIONS AND TAX MATTERS

     The following is a summary of certain tax considerations generally affecting each Fund and its shareholders. This section is based on the Internal Revenue Code of 1986, as amended (the "Code"), published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerning the consequences of investing in the Funds in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

     Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

     As of December 31, 2003, the following Funds have capital loss carryforwards (amounts in thousands):


                                                     CAPITAL LOSS
                                                       CARRYOVER       EXPIRES
                                                       ---------       -------
EQUITY GROWTH FUND                                           17       12/31/06
                                                            710       12/31/07
                                                          6,334       12/31/08
                                                         20,694       12/31/09
                                                         16,150       12/31/10
                                                         14,872       12/31/11
                                                       ---------
                                                         58,777^
                                                       =========

EQUITY INCOME FUND                                        6,018       12/31/10
                                                         13,440       12/31/11
                                                       ---------
                                                         19,458
                                                       =========

MID CAP GROWTH FUND                                       8,120       12/31/08
                                                        224,437       12/31/09
                                                         28,364       12/31/10
                                                          2,527       12/31/11
                                                       ---------
                                                        263,448
                                                       =========



  ^ The above capital loss carryover includes $7,017 of losses acquired from Chase Vista Equity Growth Fund.


     The capital loss carryforwards are available to offset future capital gains.


     In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     Each Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) 50% or more of the value of the Fund's assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund's assets may be invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     If for any year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income, as discussed below, and generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% of qualified dividend income and ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

     FUND INVESTMENTS. Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. Each Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the distribution requirements of the Code. Additionally, each Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent a Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules.

     Each Fund invests in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions. If a Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements of the Code, a pro rata portion of the QEF's ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. Alternatively, each Fund generally will be permitted to "mark to market" any shares it holds in a PFIC. If a Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements of the Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. Each Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.

     Notwithstanding any election made by a Fund, dividends attributable to distributions from a foreign corporation will not be eligible for the special tax rates applicable to qualified dividend income if the foreign corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.

     FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.

     Ordinarily, shareholders are required to take taxable distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by a Fund that do not constitute qualified dividend income, ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares, as discussed below.

     Distributions by each Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, prospective investors in a Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares in a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares pursuant to a reinvestment right received upon the purchase of the original shares, any load charge (i.e., sales or additional charge) incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder's basis for computing profit or loss upon the sale of the shares.

     In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

     BACKUP WITHHOLDING. Each Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of qualified dividend income, ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient". Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

     FOREIGN TAXES. Each Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. So long as more than 50% by value of the total assets of a Fund at the close of the taxable year consists of stock or securities of foreign issuers, the Fund may elect to treat any foreign income taxes paid by it as paid directly by its shareholders.

     If a Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of the Fund's income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) its proportionate share of foreign taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from a Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of a Fund's foreign income taxes. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals, and shareholders will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by a Fund unless certain holding period requirements are met.

     Each Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to U.S. tax may prefer that this election not be made. Each Fund will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be passed through to the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described above) have not been satisfied.

     STATE AND LOCAL TAX MATTERS. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                                    TRUSTEES


     The names of the Trustees of the Funds, together with information regarding their year of birth ("YOB"), positions with the Trust, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.



                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
NAME (YOB);                                                               FUND COMPLEX(1)
POSITIONS WITH                          PRINCIPAL OCCUPATIONS               OVERSEEN BY        OTHER DIRECTORSHIPS HELD
THE TRUST, SINCE                         DURING PAST 5 YEARS                  TRUSTEE            OUTSIDE FUND COMPLEX
------------------------------   --------------------------------------   ---------------   ---------------------------------
INDEPENDENT TRUSTEES

William J. Armstrong             Retired; Vice-President & Treasurer             69         None
  (1941); Trustee of the Trust,  of Ingersoll-Rand Company
  since 1997                     (manufacturer of industrial equipment)
                                 (1972-2000)

Roland E. Eppley, Jr.            Retired                                         69         Director of Janel Hydro, Inc.
  (1932); Trustee of the Trust                                                              (automotive) (1993-present)
  since 1997

Dr. Matthew Goldstein            Chancellor of the City University               69         Director of National Financial
  (1941); Trustee of the Trust   of New York, (1999-present);                               Partners (financial services
  since 2003                     President, Adelphi University (New                         distributor) (2003-present);
                                 York) (1998-1999)                                          Trustee of Bronx-Lebanon
                                                                                            Hospital Center (1992-present);
                                                                                            Director of New Plan Excel
                                                                                            Realty Trust, Inc. (real estate
                                                                                            investment trust)
                                                                                            (2000-present); Director of
                                                                                            Lincoln Center Institute for
                                                                                            the Arts in Education
                                                                                            (1999-present)

Ann Maynard Gray                 Vice President of Capital                       69         Director of Duke Energy
  (1945); Trustee of the Trust   Cities/ABC, Inc. (communications)                          Corporation (1997-present)
  since 2001                     (1986-1998)                                                Director of Elan Corporation,
                                                                                            plc (pharmaceuticals)
                                                                                            (2001-present); Director of The
                                                                                            Phoenix Companies (wealth
                                                                                            management services) (2002-
                                                                                            present)

Matthew Healey                   Retired; Chief Executive Officer of             69         None
  (1937); Trustee of the Trust,  certain J.P. Morgan Fund trusts
  since 2001. President of the   (1982-2001)
  Board of Trustees since2001

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
NAME (YOB);                                                               FUND COMPLEX(1)
POSITIONS WITH                          PRINCIPAL OCCUPATIONS               OVERSEEN BY        OTHER DIRECTORSHIPS HELD
THE TRUST, SINCE                         DURING PAST 5 YEARS                  TRUSTEE            OUTSIDE FUND COMPLEX
------------------------------   --------------------------------------   ---------------   ---------------------------------
Robert J. Higgins                Director of Administration of the               69         Director of Providian Financial
  (1945); Trustee of the Trust   State of Rhode Island (2003);                              Corp. (banking) (2002-present)
  since 2002                     President--Consumer Banking  and
                                 Investment Services Fleet Boston
                                 Financial (1971-2002)

William G. Morton, Jr.           Chairman Emeritus (2001-2002), and              69         Director of Radio Shack
  (1937); Trustee of the Trust   Chairman and Chief  Executive                              Corporation (electronics)
  since 2003                     Officer, Boston Stock Exchange                             (1987-present); Director of The
                                 (1985-2001)                                                Griswold Company (securities
                                                                                            brokerage) (2002-present);
                                                                                            Director of The National
                                                                                            Football Foundation and College
                                                                                            Hall of Fame (1994-present);
                                                                                            Trustee of the Berklee College of
                                                                                            Music (1998-present); Trustee of
                                                                                            the Stratton Mountain School
                                                                                            (2001-present)

Fergus Reid, III                 Chairman of Lumelite Corporation                69         Trustee of 209 Morgan Stanley
  (1932); Trustee of the Trust,  (plastics manufacturing)                                   portfolios (1995-present)
  since 1997. Chairman of the    (currently); Chairman and CEO of
  Board of Trustees since2001    Lumelite Corporation (1985-2002)

James J. Schonbachler            Retired; Managing Director of                   69         None
  (1943); Trustee of the Trust   Bankers Trust Company (financial
  since 2001                     services)(1968-1998)


INTERESTED TRUSTEE

Leonard M. Spalding, Jr.*        Retired; Chief Executive Officer of             69         None
  (1935); Trustee of the Trust,  Chase Mutual Funds (investment
  since 1998.                    company) (1989-1998); President &
                                 Chief Executive Officer of Vista
                                 Capital Management (investment
                                 management) (1990-1998); Chief
                                 Investment Executive of Chase
                                 Manhattan Private Bank (investment
                                 management) (1990-1998)


(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.


  * Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. ("J.P. Morgan Chase") stock.

     Each Trustee serves for an indefinite term, subject to the Fund's current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Schonbachler. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the year ended December 31, 2003. The members of the Valuation Committee are Mr. Healey (Chairman) and Ms. Gray. The function of the Valuation Committee is to oversee the fair value of the Fund's portfolio securities as necessary. The Valuation Committee did not meet during the year ended December 31, 2003. The members of the Investment Committee are Mr. Spalding

(Chairman) and Dr. Goldstein. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met twice during the year ended December 31, 2003. The members of the Governance Committee are Messrs. Reid (Chairman), Higgins and Morton. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by shareholders, but has no procedures in place currently for doing so. The Governance Committee met once during the year ended December 31, 2003.


     The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2002 in the Funds and each Trustee's aggregate ownership in any funds that the Trustee oversees in the Family of Investment Companies(1):


                                                                                     AGGREGATE
                                                                                    OWNERSHIP OF
                                                                                   ALL REGISTERED
                                                                                     INVESTMENT
                                                                                     COMPANIES
                                                                                    OVERSEEN BY
                                                                                     TRUSTEE IN
                                                                                     FAMILY OF
                                OWNERSHIP OF    OWNERSHIP OF     OWNERSHIP OF        INVESTMENT
NAME OF TRUSTEE                EQUITY GROWTH   EQUITY INCOME    MID CAP GROWTH      COMPANIES(1)
---------------                -------------   -------------    --------------    ------------------
INDEPENDENT TRUSTEES
William J. Armstrong               None            None             None               Over $100,000
Roland R. Eppley, Jr.              None            None             None               Over $100,000
Matthew Goldstein                  None            None             None                          $0
Ann Maynard Gray                   None            None             None             $10,001-$50,000
Matthew Healey                     None            None             None               Over $100,000
Robert J. Higgins                  None            None             None                          $0
William G. Morton, Jr.             None            None             None                          $0
Fergus Reid, III                   None            None             None               Over $100,000
James J. Schonbachler              None            None             None            $50,001-$100,000
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.           None            None             None               Over $100,000



(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 13 investment companies.

  * Mr. Spalding is deemed to be an interested person due to his ownership of J.P. Morgan Chase stock.

     As of December 31, 2003, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

     Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. As of July 16, 2003, Messrs. Armstrong and Spalding are paid an additional $40,000 for their services as committee Chairmen. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.

     Trustee compensation expenses paid by each of the Funds and the JPMorgan Fund Complex for the calendar year ended December 31, 2003 are set forth below:



                                                                                                AGGREGATE
                                                TRUSTEE COMPENSATION                        TOTAL COMPENSATION
                            -------------------------------------------------------------     PAID FROM FUND
NAMES OF TRUSTEE            EQUITY GROWTH FUND   EQUITY INCOME FUND   MID CAP GROWTH FUND        COMPLEX
----------------            ------------------   ------------------   -------------------   ------------------
NON-INTERESTED TRUSTEES
William J. Armstrong              $  86               $  81                  $  73             $   140,000
Roland R. Eppley, Jr.                73                  69                     62                 120,000
Ann Maynard Gray                     73                  69                     62                 120,000

                                                                                                AGGREGATE
                                                TRUSTEE COMPENSATION                        TOTAL COMPENSATION
                            -------------------------------------------------------------     PAID FROM FUND
NAMES OF TRUSTEE            EQUITY GROWTH FUND   EQUITY INCOME FUND   MID CAP GROWTH FUND        COMPLEX
----------------            ------------------   ------------------   -------------------   ------------------
Matthew Healey                    $  97               $  92                  $  83             $   160,000
Fergus Reid, III                    152                 145                    130                 250,000
James J. Schonbachler                73                  69                     62                 120,000
Robert J. Higgins                    73                  69                     62                 120,000
Dr. Matthew Goldstein                55                  52                     47                  90,000
William G. Morton, Jr.               55                  52                     47                  90,000
INTERESTED TRUSTEE
Leonard M. Spalding                  77                  73                     66                 126,667

     The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date was the date on which the Eligible Trustee attained age 65 and completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee was entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds, and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit would exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit was payable to each Eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay eligible Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered
Funds. The remaining $5.65 million was reimbursed by JPMorgan Chase Bank or one of its predecessors. Messrs. Armstrong, Eppley, Reid and Spalding received $1,027,673, $800,600, $2,249,437 and $463,798 respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.


     The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the former Chase Vista Funds', the adviser, the administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid and Spalding are the only Trustees who have elected to defer compensation under such plan.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                                    OFFICERS

     The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The officers hold office until a successor has been elected and duly qualified. The Funds have no employees.


     The names of the officers of the Funds, together with their YOB, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.



        NAME (YOB);
    POSITIONS HELD WITH                                              PRINCIPAL OCCUPATIONS
      THE FUNDS (SINCE)                                               DURING PAST 5 YEARS
--------------------------------   ------------------------------------------------------------------------------------------------
George C.W. Gatch                  Managing Director, JPMIM, Head of J.P.Morgan Fleming's U.S. Mutual Funds and
(1962);                            Financial Intermediaries Business ("FFI") ;he has held numerous positions throughout the
President (2001)                   firm in business management, marketing and sales.

Patricia A. Maleski                Vice President, JPMIM, Head of FFI and U.S. Institutional Funds Administration and Board
(1960);                            Liaison. Prior to joining J.P. Morgan Chase in 2001, she was the Vice President of
Treasurer (2003)                   Finance for the Pierpont Group, Inc., a service provider to the Board of Trustees of the heritage JPMorgan Funds.

Sharon Weinberg                    Managing Director, JPMIM; since joining J.P.Morgan Chase in 1996, she has held
(1959);                            numerous positions throughout the asset management business in mutual funds marketing,
Secretary (2001)                   legal and product development.

Stephen Ungerman                   Vice President, JPMIM; Fund Administration--Pooled Vehicles; prior to joining J.P.Morgan
(1953);                            Chase in 2000, he held a number of senior positions in Prudential Financial's asset
Vice President and                 management business, including Associate General Counsel, Tax Director and Co-head of
Assistant Treasurer (2001)         Fund Administration Department; Mr.Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential.

Joseph J. Bertini                  Vice President and Assistant General Counsel, JPMIM
(1965);
Vice President and
Assistant Secretary (2001)

Wayne H. Chan Vice                 President and Assistant General Counsel, JPMIM, since September 2002; prior to
(1965);                            joining J.P.Morgan Chase& Co., Mr.Chan was an associate at the law firm of Shearman &
Vice President                     and Sterling from May 2001 through September 2002; Swidler Berlin Shereff Friedman LLP from
                                   Assistant Secretary (2003) June 1999 through May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through May 1999.

Thomas J. Smith                    Managing Director, Head of Compliance for J.P.Morgan Chase & Co.'s asset management
(1955);                            business in the Americas.
Vice President and
Assistant Secretary (2002)

Paul M.DeRusso                     Vice President, JPMIM; Manager of the Budgeting and Expense Group of Funds
(1954);                            Administration Group.
Assistant Treasurer (2001)

Lai Ming Fung                      Associate, JPMIM; Budgeting Analyst for the Budgeting and Expense Group of Funds
(1974);                            Administration Group. From October 1996 to March 1999 she was Section Head in the Fund
Assistant Treasurer (2001)         Account Group at Morgan Stanley Dean Witter.

Mary D. Squires                    Vice President, JPMIM; Ms. Squires has held numerous financial and operations positions
(1955);                            supporting the J.P.Morgan Chase organization complex.
Assistant Treasurer (2001)

Michael Ciotola                    Director of Financial Services of BISYS Fund Services, Inc. since January 2003; held
(1968)                             various positions within BISYS since 1998.
Assistant Treasurer (2003)*

Arthur A. Jensen                   Vice President of Financial Services of BISYS Fund Services, Inc., since June 2001;
(1966);                            formerly Section Manager at Northern Trust Company.
Assistant Treasurer (2001)*

        NAME (YOB);
    POSITIONS HELD WITH                                              PRINCIPAL OCCUPATIONS
      THE FUNDS (SINCE)                                               DURING PAST 5 YEARS
--------------------------------   ------------------------------------------------------------------------------------------------
Martin R. Dean                     Vice President of Regulatory Services of BISYS Fund Services, Inc.
(1963);
Assistant Treasurer (2001)*

Alaina Metz                        Chief Administrative Officer of BISYS Fund Services, Inc.; formerly, Supervisor of the Blue
(1967);                            Sky Department of Alliance Capital Management  L.P.
Assistant Secretary (2001)*

Ryan M. Louvar                     Counsel of Legal Services, BISYS Fund Services, Inc. since 2000; formerly Attorney at Hill,
(1972);                            Farrer & Burrill LLP from 1999 to 2000 and Knapp Petersen & Clarke, PC from 1997 to 1999.
Assistant Secretary (2003)**

Lisa Hurley                        Executive Vice President and General Counsel of BISYS Fund Services,Inc.
(1955);
Assistant Secretary (2001)***


  * The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.

 ** The contact address for the officer is 60 State Street, Suite 1300, Boston, MA 02109.
***  The contact address for the officer is 90 Park Avenue, New York, NY 10016.

     As of April 1, 2004, the officers and Trustees as a group owned less than 1% of each class of shares of each Fund.


                                 CODES OF ETHICS

     The Funds, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent Access Persons from engaging in any unlawful conduct set forth in Rule 17j-1.


                     PROXY VOTING PROCEDURES AND GUIDELINES

     The Boards of Trustees of the Funds have delegated to the Funds' investment adviser, JPMIM, and its affiliated advisers, proxy voting authority with respect to the Funds' portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds' Board of Trustees has adopted JPMIM's detailed proxy voting procedures (the "Procedures") that incorporate guidelines (the "Guidelines") for voting proxies on specific types of issues.

     JPMIM and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

     To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. ("ISS") in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

     Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and JPMIM, the Funds' principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best #interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or "walling off" from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner or deferring the vote to ISS, which will vote in accordance with its own recommendation.

     In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004.

     The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

     - Corporate governance procedures differ among countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM also considers the cost of voting in light of the expected benefit of the vote.

     - Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management's arguments for promoting the prospective change. JPMIM's sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

     - JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

     - JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     - JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     - JPMIM will vote in favor of increases in capital which enhance a company's long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt "poison pill" takeover defense tactics or where the increase in authorized capital would dilute shareholder value in the long term.

     - JPMIM will vote in favor of proposals which will enhance a company's long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense or where there is a material reduction in shareholder value.

     - JPMIM reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however JPMIM will generally vote against such proposals and vote for revoking existing plans.

     - Where social or environmental issues are the subject of a proxy vote, JPMIM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients.

     - With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMIM's position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

     In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004.

     The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

     - JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or
(d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

     - JPMIM votes proposals to classify Boards on a case-by-case basis, but will vote in favor of such proposal if the issuer's governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

     - JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

     - JPMIM votes against proposals for a super-majority vote to approve a merger.

     - JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

     - JPMIM votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders' equity and dilution to voting power. JPMIM generally considers other management compensation proposals on a case-by-case basis.

     - JPMIM also considers on a case-by-case basis proposals to change an issuer's state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.


                               INVESTMENT ADVISER


     Pursuant to the Investment Advisory Agreement (the "Advisory Agreement"), between the Trust on behalf of the Funds and JPMIM, JPMIM serves as investment adviser, as discussed in the "General" section.

     Subject to the supervision of the Funds' Trustees, the Adviser makes the Funds' day-to-day investment decisions, arrange for the execution of Fund transactions and generally manage the Funds' investments. Effective October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. ("JPMFAMH"), which is a wholly owned subsidiary of J.P. Morgan Chase. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase. JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors. JPMIM is located at 522 Fifth Avenue, New York, New York 10036.


     Certain of the assets of employee benefit accounts under the Adviser's management are invested in commingled pension trust funds for which of JPMorgan Chase Bank serves as trustee.


     Under separate agreements, JPMorgan Chase Bank, a subsidiary of J.P. Morgan Chase, also provides certain financial, fund accounting, recordkeeping and administrative services to the Trust and the Funds and shareholder services for the Trust. See "Administrator and Sub-Administrator," "Shareholder Servicing Agents" and "Custodian" sections.

     J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.


     J.P. Morgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor companies, has been in business for over a century.


     The investment advisory services the Adviser provides to the Funds are not exclusive under the terms of the Advisory Agreement. The Adviser is free to and does render similar investment advisory services to others. The Adviser serves as investment adviser to personal investors and other investment companies and act as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Adviser serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Funds. See "Fund Transactions" section.


     The Funds are managed by employees of the Adviser who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Advisers or with any of their affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which execute transactions on behalf of the Funds.


     Prior to September 1, 2003, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM (USA)"), a wholly owned subsidiary of JPMorgan Chase Bank, was the investment adviser to the Funds that are series of the Trust. On September 1, 2003, JPMFAM (USA) merged into JPMIM. The investment advisory services and personnel providing investment advice have not changed as a result of the merger.


     Prior to November 30, 2001, JPMFAM (USA) was party to an investment sub-advisory agreement with Symphony Asset Management, LLC ("Symphony") pursuant to which Symphony acted as the Mid Cap Growth Fund's sub-adviser. Symphony furnished an investment program for the Mid Cap Growth Fund, determined what securities and other investments to purchase, retain or sell and placed orders for the purchase and sale of these investments. Symphony made all investment decisions for the Mid Cap Growth Fund. Services performed by Symphony also included furnishing statistical and research data, helping to prepare filings and reports for the Mid Cap Growth Fund and generally assisting JPMFAM (USA) and the Mid Cap Growth Fund's other service providers in all aspects of the administration of the Mid Cap Growth Fund. For its services, Symphony was paid a portion of the fees received by JPMFAM(USA).


     Prior to February 28, 2001, The Chase Manhattan Bank ("Chase"), a predecessor of JPMorgan Chase Bank, was the adviser to the Funds other than Mid Cap Growth Fund, and Chase Fleming Asset Management was the sub-adviser to those Funds.

     The table below sets forth the advisory fees paid and waived by the following Funds to the Adviser or Chase, as applicable for the periods indicated (amounts in thousands).



                                                 FISCAL YEAR            FISCAL YEAR            FISCAL YEAR
                                                     ENDED                  ENDED                  ENDED
                                                   12/31/01               12/31/02               12/31/03
                                             --------------------   ---------------------   ---------------------
                                             PAID/ACCRUED  WAIVED   PAID/ACCRUED   WAIVED   PAID/ACCRUED  WAIVED
                                             ------------  ------   ------------   ------   ------------  ------
Equity Growth Fund*                              $  236       N/A      $  470      $  (92)     $  338     $ (101)
Equity Income Fund                                  557    $  (37)        341         (93)        256        (64)



                              FISCAL                PERIOD                 FISCAL                 FISCAL
                            YEAR ENDED          10/1/01 THROUGH          YEAR ENDED             YEAR ENDED
                              9/30/01              12/31/01^              12/31/02               12/31/03
                       --------------------   --------------------   --------------------   -------------------
                       PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED WAIVED
                       ------------  ------   ------------  ------   ------------  ------   -------------------
Mid Cap Growth Fund       $1,258     $   --       $  172    $   (1)     $  502     $  (91)      $  376   $  (87)



* For the period August 12, 1999 through September 9, 2001 the Fund invested all of its investable assets in the Portfolio, therefore during this period the fees were paid by the Portfolio.
^  The Fund chaged its fiscal year-end from 9/30 to 12/31.


     As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Adviser under the Advisory Agreement, the Trust, on behalf of the Funds, have agreed to pay the Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund's average daily net assets.


                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS


     The Funds' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement or its affiliates, has approved the Advisory Agreement for each Fund.

     As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against the Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Adviser's investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.

     In approving the Advisory Agreement, the Board of Trustees of the Funds considered the nature, quality and scope of the operations and services provided by the Adviser to each Fund, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Funds' Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities.

     The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates, revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees also considered the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely #to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.

     In reaching their decision to approve the investment advisory arrangements, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Fund concluded that the current Advisory Agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.

                       ADMINISTRATOR AND SUB-ADMINISTRATOR


     Pursuant to an Administration Agreement, between the Trusts on behalf of the Funds, and JPMorgan Chase Bank (the "Administration Agreement"), JPMorgan Chase Bank is the Administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities: coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of Fund Shares.


     JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York.

     Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund, only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of such Fund's outstanding shares. The Administration Agreement is terminable without penalty by the Trust, on behalf of each Fund, on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreements also provide that absent willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of duties under the agreement on the part of JPMorgan Chase Bank or its directors, officers or employees, the Trusts shall indemnify JPMorgan Chase Bank against any claims that JPMorgan Chase Bank may incur based on any omissions in connection with services rendered to the Trusts under the Administration Agreements.

     In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of the average daily net assets in excess of $25 billion. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund any reduction of fees. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.

     Prior to September 10, 2001, pursuant to an administration agreement with the Trust on behalf of Funds, dated August 31,1996, a predecessor to JPMorgan Chase Bank served as the Funds' administrator. For its services under these administration agreements, the administrator received 0.10% of the average daily net assets of such Funds.

     The table below sets forth the administration fees paid or accrued by the Funds (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).



                                                 FISCAL YEAR            FISCAL YEAR            FISCAL YEAR
                                                     ENDED                  ENDED                  ENDED
                                                   12/31/01               12/31/02               12/31/03
                                             --------------------   --------------------   --------------------
                                             PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED
                                             ------------  ------   ------------  ------   ------------  ------
Equity Growth Fund                               $  148      (25)     $  141      $ (47)      $  101     $  (36)
Equity Income Fund                                  147      (18)        128        (54)          96        (67)



                              FISCAL                PERIOD                 FISCAL                 FISCAL
                            YEAR ENDED          10/1/01 THROUGH          YEAR ENDED             YEAR ENDED
                              9/30/01              12/31/01^              12/31/02               12/31/03
                       --------------------   --------------------   --------------------   -------------------
                       PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED
                       ------------  ------   ------------  ------   ------------  ------   ------------  ------
Mid Cap Growth Fund*       N/A        N/A         N/A        N/A         N/A        N/A        $   87     $  (74)



* The Mid Cap Growth Fund did not pay out any administration fees before December 31,2001.
^  The Fund changed its fiscal year-end from 9/31 to 12/31.


     The table below sets forth for Equity Growth Fund and Equity Income Fund the sub-administration fees paid and waived the amount in parentheses to the Distributor under a prior arrangement which terminated on September 9, 2001 for the fiscal periods indicated (in thousands):


                                                                                               FOR THE FISCAL
                                                                                               PERIOD 1/01/01
                                                                                               THROUGH 9/09/01
                                                                                              ----------------
                                                                                               PAID
                                                                                              ACCRUED   WAIVED
                                                                                              -------   ------
Equity Growth Fund                                                                              $66      $ (8)
Equity Income Fund                                                                               44        --


     Prior to February 28, 2001, PFPC Inc. ("PFPC") served as the administrator and fund accountant and handled dividend disbursing for the Mid Cap Growth Fund. Under this prior arrangement, PFPC was paid or accrued the following administrative fees for the fiscal periods indicated (in thousands):


                                                                                             FISCAL YEAR ENDED
                                                                                                 09/30/01
                                                                                             -----------------
                                                                                               PAID
                                                                                              ACCRUED   WAIVED
                                                                                             --------   ------
Mid Cap Growth Fund                                                                            $222       $--



                                   DISTRIBUTOR

     The Distributor serves as the Trust's exclusive distributor. The Distributor holds itself available to receive purchase orders for each Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Distributor. The Distributor is a wholly owned indirect subsidiary of The BISYS Group, Inc.

     The Distribution Agreement shall continue in effect with respect to each Fund for a period of two years after execution and from year to year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares as defined under "Additional Information", in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, New York 10036.


                                DISTRIBUTION PLAN


     Each Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of the Class A, B and C Shares, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the relevant Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of Shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of a Fund may also benefit the Fund's other Shares and other JPMorgan Funds.


     Class A Shares of the Funds, other than the Mid Cap Growth Fund, pay a Distribution Fee of up to 0.25% of average daily net assets. Class B shares of the Funds, other than the Mid Cap Growth Fund, and Class C Shares pay a Distribution Fee of up to 0.75% of average daily net assets. Class A Shares and Class B Shares of Mid Cap Growth Fund pay a Distribution Fee of up to 0.30% and 1.00%, respectively, of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of the Funds of up to 4.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

     No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.


     Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average NAVs of Class A Shares, or 0.25% annualized of the average of the NAV of the Class B Shares, or 0.75% annualized of the average net assets value of the Class C Shares, maintained in a Fund by such broker-dealers' customers. Since the Distribution Fee is not directly tied to expenses, the amount of a Distribution Fee paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B and Class C Shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the shares are not liable for any distribution-related expenses incurred in excess of the Distribution Fee paid. In determining whether to purchase Class B or Class C Shares of the Funds, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C Shares.


     Each class of shares are entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

     The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees").

     The Distribution Plan requires that the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The

Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to any class of a Fund, by vote of a majority of the outstanding voting shares of such class of a Fund to which it applies. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of its affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.


     The table below sets forth the 12b-1 fees that the Funds paid to or that were accrued by the Distributor (waived amounts are in parentheses) with respect to fiscal periods indicated (amounts in thousands):



                                                 FISCAL YEAR            FISCAL YEAR            FISCAL YEAR
                                                     ENDED                  ENDED                  ENDED
                                                   12/31/01               12/31/02               12/31/03
                                             ---------------------   --------------------   --------------------
                                             PAID/ACCRUED   WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED
                                             ------------   ------   ------------  ------   ------------  ------
Equity Growth Fund
  Class A Shares                                $   87        (80)      $   57    $   (54)      $   46   $   (46)
  Class B Shares                                   112         --           86         --           65        --
  Class C Shares                                    19         --           12         --            7        --
Equity Income Fund
  Class A Shares                                    74         --           50        (45)          36       (36)
  Class B Shares                                   102         --           82         (5)          60        --
  Class C Shares                                    26         --           23         (2)          21        --



                                                    PERIOD
                              FISCAL               10/1/01                  FISCAL                 FISCAL
                            YEAR ENDED              THROUGH               YEAR ENDED             YEAR ENDED
                             09/30/01              12/31/01^               12/31/02               12/31/03
                       --------------------   --------------------   --------------------   --------------------
                       PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED
                       ------------  ------   ------------  ------   ------------  ------   ------------  ------
Mid Cap Growth Fund
  Class A Shares         $  230      $   --      $   75     $   --     $  220     $    --       $  146    $    --
  Class B Shares          1,069          --          14         --         39          --           24         --



^  The Fund changed its fiscal year-end from 9/30 to 12/31.

     The table below sets forth the expenses paid by the Distributor related to the distribution of Shares under the Distribution Plan during the fiscal year ended 12/31/03:



                                                EQUITY GROWTH FUND    EQUITY INCOME FUND    MID CAP GROWTH FUND
                                                ------------------    ------------------    -------------------
Advertising and Sales Literature                      $   384               $   354              $    791
B Share Financing Charges                              64,645                60,239                23,982
Compensation to dealers                                45,906                65,794                14,623
Compensation to sales personnel                            65                    60                   134
Equipment, supplies and other                             149                   136                   309
Printing, production and mailing of
  prospectuses to other than shareholders                 661                   600                 2,474


                                    CUSTODIAN


     Pursuant to the Global Custody Agreement with JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, dated September 7, 2001, JPMorgan Chase Bank serves as each Fund's custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Adviser.


     For fund accounting services, the Funds pay to JPMorgan Chase Bank the higher of a) each Fund's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. equity funds of 0.012% of the first $10 billion, 0.005% on the next $10 billion, 0.004% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. equity fund is $20,000.

     In addition there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.

     For custodian services, each Fund pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).

     JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

                                 TRANSFER AGENT


     DST Systems, Inc. ("DST" or "Transfer Agent"), 210 West 10th Street, Kansas City, Missouri, 64105, serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

                          SHAREHOLDER SERVICING AGENTS

     The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement, which enables the Funds to obtain the services of one or more Shareholder Servicing Agents including JPMorgan Chase Bank. Under the agreement, the Shareholder Servicing Agents are responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund Shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records, transmitting or assisting in processing purchase and redemption orders and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund Shares; providing other related services; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Funds, proxy statements, annual reports, updated Prospectuses and other communications to shareholders of the Funds; receiving and transmitting to the Funds proxies executed by shareholders with respect to meetings of shareholders of the Funds; and providing such other related services as the Funds or a shareholder may request. Shareholder Servicing Agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with parties for the provision of shareholder support services.

     Under the Shareholder Servicing Agreement, each Fund has agreed to pay the JPMorgan Chase Bank for these services a fee at the following annual rates (expressed as a percentage of the average daily NAV of Fund Shares owned by or for shareholders). JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreements with respect to each Fund on a month-to-month basis.

Select Class, Class A, Class B and Class C Shares                         0.25%
Institutional Class Shares                                                0.10%

     Prior to March 23, 2001, the Mid Cap Growth Fund had adopted an Administrative Services Plan, which among other things, provided that the Fund might obtain services of one or more shareholder servicing agents. For their services, the shareholder servicing agents received a fee that was computed daily and paid monthly at an annual rate equal to 0.10% of daily net assets.

     The table below sets forth the shareholder servicing fees paid or accrued under prior arrangements and under the current arrangement by each Fund to JPMorgan Chase Bank or its predecessor (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):



                                                 FISCAL YEAR            FISCAL YEAR            FISCAL YEAR
                                                     ENDED                  ENDED                  ENDED
                                                   12/31/01*              12/31/02               12/31/03
                                             --------------------   --------------------   --------------------
                                             PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED
                                             ------------  ------   ------------  ------   ------------  ------
Equity Growth Fund
  Class A Shares                                $   79    $   (24)     $   57    $   (45)      $   46   $   (35)
  Class B Shares                                    37        (11)         29        (23)          22       (18)
  Class C Shares                                     6         (2)          4         (3)           2        (2)
  Select Shares                                    266        (17)        145         --           99        --
Equity Income Fund
  Class A Shares                                     71       (68)         50        (15)          36        --
  Class B Shares                                     34       (32)         27        (27)          20       (20)
  Class C Shares                                      9        (8)          8         (8)           7        (7)
  Select Shares                                     170        (6)        128         --           97        --



                                                    PERIOD
                              FISCAL               10/1/01                 FISCAL                 FISCAL
                            YEAR ENDED              THROUGH              YEAR ENDED             YEAR ENDED
                             09/30/01              12/31/01^              12/31/02               12/31/03
                       --------------------   --------------------   --------------------   --------------------
                       PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED   PAID/ACCRUED  WAIVED
                       ------------  ------   ------------  ------   ------------  ------   ------------  ------
Mid Cap Growth Fund
  Class A Shares         $  106      $   --      $   --     $   --     $   --     $    --       $   95    $   (76)
  Class B Shares             --          --          --         --         --          --            5         --



* Prior to 2/16/01 the funds did not have shareholder servicing fees. ^ The Fund changed its fiscal year-end from 9/30 to 12/31.


     For the fiscal period October 1, 2001 through December 31, 2001, the Mid Cap Growth Fund did not pay or accrue expenses under the Shareholder Servicing Agreement.

                             FINANCIAL PROFESSIONALS

     The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.


     Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and will not be remitted to a Fund or JPMorgan Chase Bank.


     Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's NAV next calculated after they are so accepted.


                                    EXPENSES

     The Funds pay the expenses incurred in their operations, including their pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

     JPMorgan Chase Bank has agreed that it will reimburse the Funds as described in the Prospectuses.


                             INDEPENDENT ACCOUNTANTS


     The independent accountants of the Trust and the Funds are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

                               MASSACHUSETTS TRUST

     The Trust is organized as a Massachusetts business trust and each Fund is a separate and distinct series. A copy of the Declaration of Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By Laws of the Trust are designed to make each Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees intend to conduct the operations of the Trusts in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasanace, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

                             DESCRIPTION OF SHARES

     The Trust is open-end management investment companies organized as Massachusetts business trusts. Each Fund represents a separate series of shares of beneficial interest, the Trust is comprised of three series. See "Massachusetts Trust."

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

     Each share of a class of represents an equal proportionate interest in that class with each other share of that class. The shares of each class participate equally in the earnings, dividends and assets of the particular class. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

     Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

     Shareholders of a Fund have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of a Fund's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have #been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

     For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Purchase, Redemptions and Exchanges".

                             ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectuses, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of a Fund's shares or the Fund's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Fund's outstanding voting securities, whichever is less.

     Telephone calls to the Funds, JPMorgan Chase Bank or a financial professional as shareholder servicing agent may be tape-recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Trusts' Registration Statement filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable registration statements. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

                                PRINCIPAL HOLDERS


     As of March 31, 2004, the following persons owned of record, or were known by the Trust to own beneficially own 5% or more of the outstanding shares of any class of the Funds:



FUND AND CLASS OF SHARES                         NAME AND ADDRESS OF SHAREHOLDER            PERCENTAGE HELD
------------------------                         -------------------------------            ---------------
Equity Growth Fund Class A Shares                MLPF&S for the sole benefit of                5.861%
                                                 its customers Attn Fund
                                                 Administration
                                                 SEC# 97B00
                                                 4800 Deer Lake Dr E Fl 3
                                                 Jacksonville FL 32246-6484

Equity Growth Fund Class B Shares                MLPF&S                                        9.519%
                                                 SEC# 97FB8
                                                 4800 Deer Lake Drive East 2nd Flr
                                                 Jacksonville FL 32246-6484

Equity Growth Fund Class C Shares                MLPF&S for the sole benefit of                45.458%
                                                 its customers
                                                 SEC# 97TR2
                                                 4800 Deer Lake Dr East 2nd Fl
                                                 Jacksonville FL 32246-6484

Equity Growth Fund Select Class Shares           Trulin & Co                                   35.418%
                                                 c/o JPMorgan Chase Bank
                                                 Attn Mutual Fds
                                                 PO Box 31412
                                                 Rochester NY 14603-1412

                                                 Perco & Co                                    29.626%
                                                 Omnibus FBO Perco & Co Customers
                                                 Mutual Fund Unit 16HCB4D
                                                 PO Box 200547
                                                 Houston TX 77216-0547

                                                 Jupiter & Co Cust                             14.996%
                                                 FBO Investors Bank & Trust Co
                                                 PO Box 9130 FPG90
                                                 Boston MA 02117-9130

Equity Income Fund Class C Shares                MLPF&S
                                                 SEC# 97TR3
                                                 4800 Deer Lake Dr East 2nd Fl
                                                 Jacksonville FL 32246-6484

Equity Income Fund Select Class Shares           Trulin & Co                                   40.523%
                                                 c/o JPMorgan Chase Bank
                                                 Attn Mutual Fds
                                                 PO Box 31412
                                                 Rochester NY 14603-1412

                                                 Perco & Co                                    34.711%
                                                 Omnibus FBO Perco & Co Customers
                                                 Mutual Fund Unit 16HCB4D
                                                 PO Box 200547
                                                 Houston TX 77216-0547

                                                 Patterson & Co                                5.89%
                                                 FBO Rollins Exc Truck
                                                 a/c 1541003018
                                                 1525 W Wt Harris Blvd
                                                 Charlotte NC 28288-0001

                                                 Liva and Company                              5.781%
                                                 c/o JPMorgan Chase Bank
                                                 Attn Mutual Funds
                                                 PO Box 31412
                                                 Rochester NY 14603-1412

FUND AND CLASS OF SHARES                         NAME AND ADDRESS OF SHAREHOLDER            PERCENTAGE HELD
------------------------                         -------------------------------            ---------------
Mid Cap Growth Fund Class A Shares               Charles Schwab & Co Inc                       83.105%
                                                 FBO Schwab Customers
                                                 Attn Mutual Funds
                                                 101 Montgomery St
                                                 San Francisco CA 94104-4122

Mid Cap Growth Fund Class B Shares               MLPF&S for the sole benefit of                11.901%
                                                 its customers
                                                 Attn Fund Administration
                                                 SEC# 97B00
                                                 4800 Deer Lake Dr E Fl 3
                                                 Jacksonville FL 32246-6484



     The persons listed above as owning 25% or more of the outstanding shares of a Fund maybe resumed to "control" (as that term is defined in the 1940 Act) the Fund. As a result, those persons would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Funds.


                              FINANCIAL STATEMENTS


     The following financial statements and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to the Funds' December 31, 2003 annual report filing made with the SEC on March 8, 2004 (0001047469-04-006974) pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.

                 APPENDIX A--DESCRIPTION OF CERTAIN OBLIGATIONS

      ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

     FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S.
government. These bonds are not guaranteed by the U.S. government.

     MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. government are guaranteed by the U.S.government.

     FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. government.

     FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. government and are guaranteed by the U.S. government.

     FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. government and are guaranteed by the U.S. government.

     GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely,it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. government obligations may be purchased at a discount from face value.

     FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. government.

     GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. government and are guaranteed by the U.S. government.

     NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. government.

     PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. government, the payment of which is secured by the U.S. government.

     PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U.S. government.

     SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. government.

     WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. government.

     FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. government.

     FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. government.

     STUDENT LOAN MARKETING ASSOCIATION ("SALLIE MAE") NOTES AND BONDS--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. government.

     D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. government.

     EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. government.

     In the case of securities not backed by the "full faith and credit" of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments.

     Investments may also be made in obligations of U.S. government agencies or instrumentalities other than those listed above.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS


     The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

                                STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

     AAA--Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A--Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB--Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B--An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC--An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC--An obligation rated CC is highly vulnerable to nonpayment.

     C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     Plus (+) or Minus (w): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT DEMAND BONDS

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
     - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     SP-3--Speculative capacity to pay principal and interest.

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS

     A-1--This rating indicates a fund has strong capacity to meet its financial commitments. Standard & Poor's rate it in the highest category. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely stong.

     A-2--This rating indicates a fund has satisfactory capacity to meet its financial commitments. However it is somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than obligors in the highest rating category.

                                     MOODY'S

CORPORATE AND MUNICIPAL BONDS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Commercial Paper, Including Tax Exempt

     The Aa, A and Baa rating categories are refined by the inclusion of a modifier. These numeric suffixes (Aa1, Aa2, Aa3, etc.) are intended to provide further differentiation within each category. For instance, a Aa1 rating exhibits the best of the characteristics within the As category, while a Aa3 contains relatively less.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

     PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. High rates of return on funds employed.
     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to lesser degree. Earnings trends and coverage ratios, while sound, may be more subjects to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

SHORT-TERM TAX EXEMPT NOTES

     MIG-1--The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2--MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and longterm risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

     MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     MIG-3/VMIG-3--Notes bearing this designation are of acceptable credit quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

     ISSUERS RATED PRIME-1--(or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

     ISSUERS RATED PRIME-2--(or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                      FITCH

CORPORATE AND MUNICIPAL BONDS

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

     AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

     A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) and minus (-) signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

SHORT-TERM TAX EXEMPT NOTES

     F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

     LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                 (This page has been left blank intentionally.)

                          PART C - OTHER INFORMATION

Item 22.         Exhibits
(a)(1)   Declaration of Trust. Incorporated herein by reference to Post-Effective
         Amendment Number 21 to the Registrant's Registration Statement on Form N-1A
         filed on December 30, 1997 (Accession Number 0000889812-97-002757).

(a)(2)   Amendment No. 2 to Declaration of Trust. Incorporated herein by reference to
         Post-Effective Amendment Number 41 to the Registrant's Registration Statement
         filed on April 30, 2003 (Accession Number 0001047469-03-015660).

(a)(3)   Amendment No. 3 to Declaration of Trust. Incorporated herein by reference to
         Post-Effective Amendment Number 41 to the Registrant's Registration Statement
         filed on April 30, 2003 (Accession Number 0001047469-03-015660).

(b)      By-Laws. Incorporated herein by reference to Post-Effective Amendment Number 21 to the Registrant's Registration Statement on Form N-1A filed on December 30, 1997
         (Accession Number 0000889812-97-002757).

(c)      Not applicable.

(d)      Form of Investment Advisory Agreement. Incorporated herein by reference to
         Post-Effective Amendment Number 21 to the Registrant's Registration Statement
         on Form N-1A filed on December 30, 1997 (Accession Number 0000889812-97-002757).

(e)(i)   Distribution Agreement, dated September 1, 2001, filed herewith.

(e)(2)   Form of Amendment to Distribution Agreement, dated as of July 25, 2002, filed herewith.

(f)      Not applicable.

(g)(1)   Form of Global Custody Agreement, dated March 1, 2003, filed herewith.

(g)(2)   Fee Schedule for Custodian Agreement. Incorporated herein by reference to
         Post-Effective Amendment Number 41 to the Registrant's Registration Statement filed on April 30, 2003 (Accession Number 0001047469-03-015660).

(h)(1)   Administration Agreement dated September 7, 2001, filed herewith.

(h)(2)   Transfer Agency Agreement, dated as of September 1, 2001, filed herewith.

(h)(3)   Securities Lending Agreement, dated as of October 15, 2002, filed herewith.

(h)(4)   Amendment to Securities Lending Agreement, dated as of August 1, 2003, filed herewith.

(h)(5)   Fee Waiver Agreement, dated February 11, 2004, filed herewith.


                                     C-1

(i)      Opinion and consent of counsel as to the legality of the securities being registered.
         Incorporated herein by reference to Post-Effective Amendment Number 21 to the
         Registrant's Registration Statement on Form N-1A filed on December 30, 1997
         (Accession Number 0000889812-97-002757).

(j)      Consent of independent accountants, filed herewith.

(k)      Omitted Financial Statements. Financial Statements omitted from Item 22.

(l)      Not applicable.

(m)(1)   Form of Shareholder Servicing Agreement, dated as of May 6, 1996, filed herewith.

(m)(2)   Share Distribution Plan of Mutual Fund Investment Trust. Incorporated herein by reference to Post-Effective Amendment Number 37 to the Registrant's Registration
         Statement filed on September 7, 2001 (Accession Number 0000912057-01-531610).

(n)      Form of Rule 18f-3 Multi-Class Plan, filed herewith.

(o)      Reserved.

(p)(1)   Code of Ethics for Funds. Incorporated herein by reference to Post-Effective
         Amendment Number 41 to the Registrant's Registration Statement filed on April 30, 2003
         (Accession Number 0001047469-03-015660).

(p)(2)   Code of Ethics of J.P. Morgan Fund Distributors, Inc., dated January 1, 2004, filed herewith.

(p)(3)   Code of Ethics of Adviser. Incorporated herein by reference to Post-Effective Amendment
         Number 41 to the Registrant's Registration Statement filed on April 30, 2003
         (Accession Number 0001047469-03-015660).

(99)(a)  Powers of Attorney, dated April 15, 2004, for Robert J. Higgins, William J. Armstrong,
         Roland R. Eppley, Jr., Dr. Matthew Goldstein, Ann Maynard Gray, Matthew Healey, William G.
         Morton, Jr., Fergus Reid, III, James J. Shonbachler, and Leonard M. Spalding, Jr.,
         filed herewith.

Item 23.         Persons Controlled by or Under Common Control with the Fund.

Inapplicable.


Item 24.         Indemnification

Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 25.         Business and Other Connections of Investment Adviser

The business of the Adviser is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

Item 26.          Principal Underwriters.

         (a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

         J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan
Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

         J.P. Morgan Fleming Mutual Fund Group, Inc.
         J.P. Morgan Funds
         J.P. Morgan Institutional Funds
         J.P. Morgan Series Trust
         J.P. Morgan Series Trust II
         J.P. Morgan Mutual Fund Group
         J.P. Morgan Mutual Fund Select Group
         J.P. Morgan Mutual Fund Select Trust
         J.P. Morgan Mutual Fund Trust
         Mutual Fund Variable Annuity Trust
         Growth and Income Portfolio
         JPMorgan Value Opportunities Fund, Inc.
         J.P. Morgan Series Trust
         J.P. Morgan Mutual Fund Series

         (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.


                                          Position and Offices                    Position and Offices
Name and Address                          with Distributor                        with the Registrant
-----------------                         --------------------                    --------------------
Charles L. Booth                          Vice President/Assistant Compliance     None
3435 Stelzer Road                          Officer
Columbus, OH 43219

James L. Fox                              Director/Treasurer                      None
90 Park Avenue
New York, NY 10016

Kevin J. Dell                             Director/Secretary                      None
90 Park Avenue
New York, NY 10016

Edward S. Forman                          Assistant Secretary                     None
90 Park Avenue
New York, NY 10016

Stephen Hoffman                           Financial Operations Officer            None
3435 Stelzer Road
Columbus, OH 43219

Richard F. Froio                          Vice President/Chief Compliance         None
60 State Street                            Officer
Boston, MA 02109

William J. Tomko                          President                               None
3435 Stelzer Road
Columbus, OH 43219

Item 27.         Location of Accounts and Records


     All accounts, books and other documents required to be maintained by
Section 31(1) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the following offices:

     JP Morgan Chase Bank: 3 Chase MetroTech, Brooklyn, NY 11245 and J.P. Morgan Investment Management Inc.: 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as shareholder servicing agent and administrative services agent and fund accounting agent);

     DST Systems, Inc.: 210 W. 10th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent);

     J.P. Morgan Fund Distributors, Inc.: 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as distributor and co-administrator);

     JPMorgan Chase Bank: 3 Chase MetroTech, Brooklyn, NY 11245 (records related to its functions as custodian).


Item 28.  Management Services.

Inapplicable.


Item 29.  Undertakings

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 29th day of April, 2004.

                          J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

                          By: /s/ George C. W. Gatch
                             --------------------------
                             George C. W. Gatch
                             President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 29, 2004.




               *                     Chairman and Trustee
-------------------------------
       Fergus Reid, III

               *                     Trustee
-------------------------------
     William J. Armstrong

               *                     Trustee
-------------------------------
     Roland R. Eppley, Jr.

               *                     Trustee
-------------------------------
     Matthew Healey

               *                     Trustee
-------------------------------
       Ann Maynard Gray

               *                     Trustee
-------------------------------
    James J. Schonbachler

               *                     Trustee
-------------------------------
   Leonard M. Spalding, Jr.

               *                     Trustee
-------------------------------
    Robert J. Higgins

               *                     Trustee
-------------------------------
    William G. Morton, Jr.

               *                     Trustee
-------------------------------
    Dr. Matthew Goldstein

*By:  /s/ Patricia A. Maleski
    ---------------------------
        Patricia A. Maleski
        Attorney-in-Fact

                              INDEX TO EXHIBITS


Exhibit No.           Description of Exhibits
------------          ------------------------
(e)(1)                Distribution Agreement
(e)(2)                Form of Amendment to Distribution Agreement
(g)(1)                Global Custody Agreement
(h)(1)                Administration Agreement
(h)(2)                Transfer Agency Agreement
(h)(3)                Securities Lending Agreement
(h)(4)                Amendment to Securities Lending Agreement
(h)(5)                Fee Waiver Agreement
(j)                   Consent of Independent Accountant
(m)                   Form of Shareholder Servicing Agreement
(n)                   Rule 18f-3 Multi-Class Plan
(p)(2)                Code of Ethics of J.P. Morgan Fund Distributors, Inc.
(99)(a)               Powers of Attorney